CROSS REFERENCE SHEET
Class I Shares

Form N-1A
Item
Part A      Caption                                                Prospectus
------      -------                                                ----------

1.Cover Page                                              Cover Page
2.Synopsis                                                Summary
3.Condensed Financial Information                         Financial Highlights
4.General Description of Registrant                       Objectives and Policies of the Portfolios;  Certain
                                                          Securities and Investment Techniques; Risk Factors;
                                                          Additional Information; Cover Page
5.Management of the Fund                                  Objectives and Policies of the Portfolios; Management
                                                          of the Trust; Custodian and
                                                          Transfer Agent
5A.Management's Discussion of Fund Performance            Not Applicable
6.Capital Stock and Other Securities                      Dividends, Distributions and Taxes; Redemption of
                                                          Shares;  Additional Information
7.Purchase of Securities                                  Purchase of Shares
8.Redemption or Repurchase                                Redemption of Shares
9.Legal Proceedings                                       N/A


Part B        Caption                                     Statement of Additional Information
------        -------                                     -----------------------------------

10.Cover Page                                             Cover Page
11.Table of Contents                                      Table of Contents
12.General Information and History                        Not Applicable
13.Investment Objective and Policies                      Investment of the Trust's Assets; Investment
                                                          Restrictions
14.Management of the Fund                                 Trustees and Officers
15.Control Persons and Principal                          Principal Holders of Securities and Control Persons of
   Holders of Securities                                  the Portfolios; Trustees and Officers
16.Investment Advisory and Other                          Management and Other Services;  Investment Advisory
   Services                                               Services; Additional Information
17.Brokerage Allocation                                   Investment Advisory Services
18.Capital Stock and Other Securities                     Additional Information
19.Purchase, Redemption and Pricing                       Determination of Net Asset Value
   of Securities
20.Tax Status                                             Additional Information
21.Underwriters                                           Additional Information
22.Calculations of Performance Data                       Portfolio Yield and Total Return
                                                          Information
23.Financial Statements                                   Financial Statements

CROSS REFERENCE SHEET
Class B Shares and Class C Shares

Form N-1A
Item
Part A      Caption                                                Prospectus
------      -------                                                ----------

1.Cover Page                                              Cover Page
2.Synopsis                                                Summary
3.Condensed Financial Information                         Financial Highlights
4.General Description of Registrant                       Objectives and Policies of the Portfolios;  Certain
                                                          Securities and Investment Techniques; Risk Factors;
                                                          Additional Information; Cover Page
5.Management of the Fund                                  Objectives and Policies of the Portfolios; Management
                                                          of the Trust; Custodian and
                                                          Transfer Agent
5A.Management's Discussion of Fund Performance            Not Applicable
6.Capital Stock and Other Securities                      Dividends, Distributions and Taxes; Redemption of
                                                          Shares;  Additional Information
7.Purchase of Securities                                  Purchase of Shares; Plan of Distribution
8.Redemption or Repurchase                                Redemption of Shares; Contingent Deferred Sales Charge
9.Legal Proceedings                                       N/A


Part B        Caption                                     Statement of Additional Information
------        -------                                     -----------------------------------

10.Cover Page                                             Cover Page
11.Table of Contents                                      Table of Contents
12.General Information and History                        Not Applicable
13.Investment Objective and Policies                      Investment of the Trust's Assets; Investment
                                                          Restrictions
14.Management of the Fund                                 Trustees and Officers
15.Control Persons and Principal                          Principal Holders of Securities and Control Persons of
   Holders of Securities                                  the Portfolios; Trustees and Officers
16.Investment Advisory and Other                          Management and Other Services;  Investment Advisory
   Services                                               Services; Additional Information
17.Brokerage Allocation                                   Investment Advisory Services
18.Capital Stock and Other Securities                     Additional Information
19.Purchase, Redemption and Pricing                       Determination of Net Asset Value
   of Securities
20.Tax Status                                             Additional Information
21.Underwriters                                           Additional Information
22.Calculations of Performance Data                       Portfolio Yield and Total Return
                                                          Information
23.Financial Statements                                   Financial Statements

                                 Class I Shares
                        PROSPECTUS Dated January 1, 1999

                T H E   S A R A T O G A   A D V A N T A G E   T R U S T


The Saratoga Advantage Trust (the "Trust") is an open-end, management investment company providing a convenient means of investing in a series of separate investment portfolios professionally managed by Saratoga Capital Management (the "Manager"). Each of the Portfolios is diversified and is provided with discretionary advisory services by a registered investment advisor (the "Advisor") identified, retained, supervised and compensated by the Manager. The Trust is a series company that currently includes the following Class I share portfolios (the "Portfolios") to which this Prospectus relates:


         Income Portfolios:

  ( -    U.S. Government Money Market Portfolio

  ( -    Investment Quality Bond Portfolio

  ( -    Municipal Bond Portfolio

         Equity Portfolios:

  ( -    Large Capitalization Value Portfolio

  ( -    Large Capitalization Growth Portfolio

  ( -    Small Capitalization Portfolio

  ( -    International Equity Portfolio

AN INVESTMENT IN THE U.S. GOVERNMENT MONEY MARKET PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE U.S. GOVERNMENT MONEY MARKET PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

Effective October 9, 1998, all existing shares of each Portfolio were renamed Class I shares.

Shares of the Portfolios are offered to participants in investment advisory programs that provide asset allocation recommendations to investors based on an evaluation of the investor's investment objectives and risk tolerance. The advisors in certain of these investment advisory programs may use an asset allocation methodology developed by the Manager, the Saratoga Strategic Horizon Asset Reallocation Program (sm) (the "Saratoga Sharp (sm) Program"), to assist them in translating investor needs, preferences and attitudes identified from an investment questionnaire into suggested portfolio allocations. Shares of the Portfolios are also available to other investors and investment advisory services. Investors purchasing shares through an investment advisory service will be subject to the payment of a separate fee imposed by the investment advisor for such services. See "Purchase of Shares - General." The operating expenses of the Portfolios, when combined with any investment advisory fees separately paid, may involve greater fees and expenses than other investment companies whose shares are purchased without the benefit of the professional consulting and asset allocation services rendered by the investment advisors.

This Prospectus sets forth concisely certain information about the Trust, including expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

Additional information about the Trust is contained in a Statement of Additional Information dated January 1, 1999, which is available upon request and without charge by calling or writing the Trust or Saratoga Capital Management at 1501 Franklin Avenue, Mineola, New York 11501-4803, 800-807-FUND (800-807-3863). The
Statement of Additional Information, which has been filed with the Securities and Exchange Commission, is incorporated by reference into this Prospectus in its entirety.

SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY ANY BANK AND THE SHARES OF THE PORTFOLIOS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS
                                                                            Page
Summary................................................................
Summary of Trust Expenses..............................................
Financial Highlights...................................................
Objectives and Policies of the Portfolios..............................
Certain Securities and Investment Techniques...........................
Risk Factors...........................................................
Certain Investment Policies............................................
Management of the Trust................................................
Purchase of Shares.....................................................
Redemption of Shares...................................................
Net Asset Value........................................................
Exchange Privilege.....................................................
Dividends, Distributions and Taxes.....................................
Custodian and Transfer Agent...........................................
Performance of the Portfolios..........................................
Additional Information.................................................



SUMMARY

The following summary is qualified in its entirety by the more detailed information included elsewhere in this Prospectus.

The Trust. The Trust is a management investment company providing a convenient means of investing in separate Portfolios professionally managed by the Manager. The assets of each of the Portfolios are invested on a discretionary basis by a separate Advisor. See "Management of the Trust." The Trust is a series company currently consisting of the following 7 Portfolios:

         Income Portfolios:

( - U.S. Government Money Market Portfolio, whose Advisor is Sterling Capital Management Company.

( -      Investment Quality Bond Portfolio, whose Advisor is Fox Asset
         Management, Inc.

( -      Municipal Bond Portfolio, whose Advisor is OpCap Advisors.

         Equity Portfolios:

( -      Large Capitalization Value Portfolio, whose Advisor is OpCap Advisors.

( - Large Capitalization Growth Portfolio, whose Advisor is Harris Bretall Sullivan & Smith, L.L.C.

( - Small Capitalization Portfolio, whose Advisor is Thorsell, Parker Partners, Inc.

( -      International Equity Portfolio, whose Advisor is Friends Ivory &
         Sime, Inc.

MANAGEMENT. Saratoga Capital Management is the Manager of the Portfolios. Each of the Portfolios is provided with the discretionary advisory services of an Advisor identified, retained, supervised and compensated by the Manager. Unified Fund Services, Inc. serves as the Trust's administrator and, in connection therewith, provides administration services to each Portfolio. See "Management of the Trust."

INVESTMENT ADVISORY SERVICES. Shares of the Portfolios are offered to participants in certain investment advisory programs and to other investors and investment advisory services. Generally, the investment advisors for the investment advisory programs provide asset allocation recommendations with respect to the Portfolios based on an evaluation of an investor's investment objectives and risk tolerance. Certain investment advisors offering asset allocation programs may enter into agreements with the Manager pursuant to which the Manager will make available its Saratoga Sharp SM Program and provide various administrative services to the investment advisor ("Consulting Programs"). The investment advisory fee for these Consulting Programs will be determined by the investment advisors and their clients. The fee is paid to the client's investment advisor either directly or by redeeming a sufficient number of Portfolio shares. The Manager is paid a fee by the client's investment advisor for services provided to the investment advisor in connection with the investment advisory program. See "Purchase of Shares-General."

PURCHASE AND REDEMPTION OF SHARES. Shares of the Portfolios are offered for purchase and redemption at their respective net asset values next determined, WITHOUT IMPOSITION OF ANY SALES CHARGE. See "Purchase of Shares" and "Redemption of Shares."

RISK FACTORS AND SPECIAL CONSIDERATIONS. No assurance can be given that the Portfolios will achieve their investment objectives. Investing in an investment company that invests in securities of companies and governments of foreign countries, particularly developing countries, involves risks that go beyond the usual risks inherent in an investment company limiting its holdings to domestic investments. Certain Portfolios may also be subject to certain risks in using investment techniques and strategies such as entering into forward currency contracts, repurchase agreements, trading futures contracts and options on futures contracts. In addition, the Investment Quality Bond Portfolio and the Municipal Bond Portfolio may invest in zero coupon securities, which, due to changes in interest rates, may be more speculative and subject to greater fluctuations in value than securities that pay interest currently. See "Objectives and Policies of the Portfolios," "Certain Securities and Investment Techniques" and "Risk Factors."

Investors should be aware that the Manager receives a fee from the investment advisor for each participant in a Consulting Program for services rendered to the investment advisor in connection with the investment advisory program. This fee does not vary based on the Portfolios recommended for the participant's investments. The Manager also serves as the Trust's Manager with responsibility for identifying, retaining, supervising and compensating each Portfolio's Advisor and receives a fee from each Portfolio. The portion of each Portfolio's management fee that is retained by the Manager does not vary based on the Portfolio involved. The Manager's decisions as to the retention of particular Advisors and specific amount of the Manager's compensation to be paid to the Advisor are subject to review and approval by a majority of the Board of Trustees and separately by a majority of the

Trustees who are not affiliated with the Manager or any of its  affiliates.  See
"Management    of   the    Trust-Investment    Manager"    and    "Purchase   of
Shares-General-Investment Advisory Programs."

The Portfolios are intended primarily as vehicles for the implementation of long term asset allocation strategies rendered through investment advisory programs that are based on an evaluation of an investor's investment objectives and risk tolerance. Because these asset allocation strategies are designed to spread investment risk across the various segments of the securities markets through investment in a number of Portfolios, each individual Portfolio generally intends to be substantially fully invested in accordance with its investment objectives and policies during most market conditions. Although the Advisor of a Portfolio may, upon the concurrence of the Manager, take a temporary defensive position during adverse market conditions, it can be expected that a defensive posture will be adopted less frequently than would be by other mutual funds. This policy may impede an Advisor's ability to protect a Portfolio's capital during declines in the particular segment of the market to which the Portfolio's assets are committed. Consequently, no single Portfolio should be considered a complete investment program and an investment among the Portfolios should be regarded as a long term commitment that should be held through several market cycles. In addition, although the investment advisors for the Consulting Programs may recommend adjustments in the allocation of assets among the Portfolios based on, among other things, anticipated market trends, there can be no assurance that these recommendations can be developed, transmitted and acted upon in a manner sufficiently timely to avoid market shifts, which can be sudden and substantial. Participants in Consulting Programs should note that responsibility for investment recommendations rests solely with the investment advisor for the program or the client itself and not with the Trust or the Manager. Investors intending to purchase Portfolio shares through investment advisory programs should evaluate carefully whether the service is ongoing and continuous, as well as their investment advisors' ability to anticipate and respond to market trends. See "Objectives and Policies of the Portfolios," and "Certain Securities and Investment Techniques-Temporary Investments."

DIVIDENDS AND DISTRIBUTIONS. Each Portfolio intends to distribute annually to its shareholders substantially all of its net investment income and its net realized long and short term capital gains. Dividends from the net investment income of the U.S. Government Money Market Portfolio, the Investment Quality Bond Portfolio, and the Municipal Bond Portfolio are declared daily and paid monthly. Dividends from the net investment income of the remaining Portfolios are declared and paid annually. Distributions of any net realized long term and short term capital gains earned by a Portfolio will be made annually. See "Dividends, Distributions and Taxes."

TAXATION. Each of the Portfolios intends to qualify as a regulated investment company for U.S. federal income tax purposes. As such, the Trust anticipates that no Portfolio will be subject to U.S. federal income tax on income and gains, if any, that are distributed to shareholders. It is expected that certain capital gains and certain dividends and interest earned by the International Equity Portfolio will be subject to foreign withholding taxes. These taxes may be deductible or creditable in whole or in part by shareholders of the Portfolio for U.S. federal income tax purposes. See "Dividends, Distributions and Taxes."

CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company ("State Street") acts as the custodian of the Trust's U.S. and non-U.S. assets and may employ sub-custodians outside the United States approved by the Trustees of the Trust in accordance with regulations of the Securities and Exchange Commission (the "SEC"). State Street also serves as the transfer agent for the Portfolios' shares. See "Custodian and Transfer Agent."

                            SUMMARY OF TRUST EXPENSES

Annual Portfolio Operating Expenses. The following table lists the costs and expenses that an investor will incur as a shareholder of each of the Portfolios based on operating expenses incurred during the fiscal year ended August 31, 1998. There are no shareholder transaction expenses, sales loads or distribution fees.


                           U.S.
                           Government     Investment                   Large           Large
                           Money          Quality       Municipal      Capitalization  Capitalization  Small           International
                           Market         Bond          Bond           Value           Growth          Capitalization  Equity
                           Portfolio      Portfolio     Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
                           ---------      ---------     ---------      ---------       ---------       ---------       ---------

Shareholder Transaction
Expenses                     None          None           None          None             None            None            None

Annual Portfolio
Operating Expenses
(as a percentage of
average net assets)

  Management Fees            .475%          .55%          .55%           .65%            .65%             .65%            .75%

  Distribution (Rule
   12b-1 Expenses)           None          None           None          None             None            None            None

Other Expenses
(after reimbursement)        .65%           .65%          .65%           .65%            .60%             .65%            .65%
                             ---            ---           ---            ---             ---              ---             ---

Total Operating
Expenses (after
reimbursement)               1.125%         1.20%         1.20%          1.30%           1.25%            1.30%          1.40%


MANAGEMENT FEES AND OTHER EXPENSES: Each Portfolio pays the Manager a fee for its services that is computed daily and paid monthly at an annual rate ranging from .475% to .75% of the value of the average daily net assets of the Portfolio. The fees of each Advisor are paid by the Manager. The nature of the services provided to, and the aggregate management fees paid by, each Portfolio are described under "Management of the Trust." The expenses set forth in the above table reflect voluntary expense limitations currently in effect and can be changed at any time. For the year ended August 31, 1998, the Manager waived all or a portion of its management fee for each Portfolio, and assumed certain operating expenses of the Municipal Bond Portfolio. In addition, expense offset arrangements with the Trust's Custodian Bank were in effect with respect to each Portfolio. The amount of the expense offset for each respective Portfolio was as follows: U.S. Government Money Market, 0%; Investment Quality Bond, 0.10%; Municipal Bond, 0.01%; Large Capitalization Value, 0%; Large Capitalization Growth, 0.07%; Small Capitalization, 0%; and International Equity, 0.26%. Under applicable SEC regulations, the amount by which Portfolio expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses."
The .65% figure set forth above with respect to each Portfolio (.60% with respect to Large Capitalization Growth) for "Other Expenses" above, reflects the actual "Other Expenses" of each respective Portfolio, plus the amount of the expense offset arrangement, reduced by the amount of the expense reimbursement. Without such voluntary waivers, expense assumptions and expense offsets, total operating expenses of each of the Portfolios would have been as follows: U.S. Government Money Market Portfolio, 1.30%; Investment Quality Bond Portfolio, 1.37%; Municipal Bond Portfolio, 2.15%; Large Capitalization Value Portfolio, 1.39%; Large Capitalization Growth Portfolio, 1.25%; Small Capitalization Portfolio, 1.44%; and International Equity Portfolio, 1.96%. "Other Expenses" include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, a Portfolio's allocated portion of the costs associated with maintaining the Trust's legal existence and the costs involved in the Trust's communications with shareholders. The table does not reflect any fees paid by investors pursuant to Consulting Programs.

Example. The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Portfolios. These amounts are based upon (i) payment by the Portfolios of operating expenses at the levels set forth in the table above and (ii) the specific assumptions stated below:

A shareholder would pay the following  expenses on a $1,000 investment  assuming
(i) a 5% annual return and (ii) redemption at the end of each time period:

               U.S.
            Government     Investment                     Large           Large
              Money         Quality      Municipal   Capitalization  Capitalization      Small          International
              Market         Bond          Bond           Value           Growth     Capitalization       Equity
            Portfolio      Portfolio     Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
            ---------      ---------     ---------      ---------       ---------       ---------       ---------

1 year           $11         $12            $12           $13             $13             $13            $14

3 years           36          38             38            41              40              41             44

5 years           62          66             66            71              69              71             77

10 years         137         145            145           157             151             157            168

The purpose of this example is to assist an investor in understanding various costs and expenses that an investor in a Portfolio will bear. THIS EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, although the table assumes a 5% annual return, a Portfolio's actual performance will vary and may result in an actual return greater or less than 5%.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

The following schedules of per share data and ratios for the fiscal year ended August 31, 1998 have been audited by Ernst & Young, LLP, independent auditors, whose report thereon is included in the 1998 Annual Report to Shareholders which is incorporated by reference in the Statement of Additional Information. The per share data and ratios for the other periods presented were audited by another "big six" independent accounting firm whose report thereon was unqualified. These Schedules should be read in conjunction with the other financial statements and notes thereto included in the Annual Report, which is available without charge by calling the Manager at 1-800-807-3863.



                                INCOME FROM               DIVIDENDS AND
                          INVESTMENT OPERATIONS            DISTRIBUTIONS                                         RATIOS
                     -----------------------------   -----------------------                      ----------------------------------

                                   Net                Dividends Distributions                       Ratio
                                   Realized           to        to                                  of
                   Net             and        Total   Share-    Shareholders Net            Net    Net         Ratio of Net
                   Asset     Net   Unrealized from    holders   from Net     Asset         Assets  Operating   Investment
                   Value,    Invest Gain(Loss)Invest- from      Realized     Value         End     Expenses    Income
                   Beginning ment  On         ment    Net       Gains        End           of      to          (Loss)      Portfolio
                   of        Income Invest    Opera-  Investment on          of     Total  Period  Average     to Average  Turnover
                   Period   (Loss) ments      tions   Income    Investments  Period Return*(000's) Net Assets  Net Assets  Rate


U.S. Government Money Market Portfolio

Year Ended August 31,
   1998            $1.000   $0.045 $0.000     0.045   ($0.045)      --       $1.000  4.59% $38,492  1.12% (1)   4.41% (1)    --
Year Ended August 31,
   1997             1.000    0.043  0.000     0.043    (0.043)      --        1.000  4.41%  28,572  1.12% (1)   4.31% (1)    --
Year Ended August 31,
   1996             1.000    0.044  0.000     0.044    (0.044)      --        1.000  4.47%  22,906  1.13% (1)   4.30% (1)    --
 September 2, 1994 (2)
   to August 31, 1995
                    1.000(3) 0.052  0.000     0.052    (0.052)      --        1.000  5.36%   5,072  0.40% (1,4) 5.38% (1,4)  --

(1)  During  the fiscal  year ended  August  31,1998  and the fiscal  year ended
     August 31,1997, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga
     Capital Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.30% and 4.24%, respectively, for the year ended August 31,1998, 1.35% and 4.08%, respectively, for the year ended August 31,1997, 1.79% and 3.64%, respectively, for the year ended
     August 31,1996 and 6.69% and (0.91%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31,1995.


Investment Quality Bond Portfolio

Year Ended August 31,
   1998               $10.09 $0.50  $0.21    $0.71     ($0.50)    ($0.01)   $10.29  7.21%  $35,724  1.19% (1)   4.86% (1)      44%
Year Ended August 31,
   1997                 9.91  0.51   0.18     0.69      (0.51)      0.00     10.09  7.16%   22,507  1.28% (1)   5.03% (1)      30%
Year Ended August 31,
   1996                10.08  0.48  (0.16)    0.32      (0.48)     (0.01)     9.91  3.23%   16,864  1.31% (1)   4.84% (1)      55%
 September 2, 1994 (2)
   to August 31, 1995 10.00(3)0.60   0.08     0.68      (0.60)      --       10.08  7.12%    4,503  0.45% (1,4) 5.77% (1,4)    18%

(1)  During  the fiscal  year ended  August  31,1998  and the fiscal  year ended
     August 31,1997, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga
     Capital Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.37% and 4.69%, respectively, for the year ended August 31,1998, 1.52% and 4.71%, respectively, for the year ended August 31,1997, 2.12% and 3.90%, respectively, for the year ended
     August 31,1996 and 7.93% and (1.71%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31,1995.

                               INCOME FROM                 DIVIDENDS AND
                          INVESTMENT OPERATIONS            DISTRIBUTIONS                                         RATIOS
                     -----------------------------   -----------------------                      ----------------------------------

                                   Net                Dividends Distributions                       Ratio
                                   Realized           to        to                                  of
                   Net             and        Total   Share-    Shareholders Net            Net    Net         Ratio of Net
                   Asset     Net   Unrealized from    holders   from Net     Asset         Assets  Operating   Investment
                   Value,    Invest Gain(Loss)Invest- from      Realized     Value         End     Expenses    Income
                   Beginning ment  On         ment    Net       Gains        End           of      to          (Loss)      Portfolio
                   of        Income Invest    Opera-  Investment on          of     Total  Period  Average     to Average  Turnover
                   Period   (Loss) ments      tions   Income    Investments  Period Return*(000's) Net Assets  Net Assets  Rate

Municipal Bond Portfolio


Year Ended August 31,
   1998                $10.33  $0.43  $0.42   $0.85     ($0.44)    ($0.02)  $10.72   8.42%  $9,794   1.20% (1)   4.07% (1)     18%
Year Ended August 31,
   1997                 10.00   0.43   0.33    0.76      (0.43)      --      10.33   7.67%   7,223   1.21% (1)   4.19% (1)     20%
Year Ended August 31,
   1996                  9.93   0.41   0.07    0.48      (0.41)      --      10.00   4.88%   4,708   1.23% (1)   4.03% (1)     12%
 September 2, 1994 (2)
   to August 31, 1995   10.00(3)0.51  (0.07)   0.44      (0.51)      --       9.93   4.65%   1,477   0.37% (1,4) 4.79% (1,4)   27%

(1)  During  the fiscal  year ended  August  31,1998  and the fiscal  year ended
     August 31,1997, Saratoga Capital Management waived all of its management fees. During all other time periods presented above, Saratoga Capital
     Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 2.15% and 3.12%, respectively, for the year ended
     August 31,1998,  2.96% and 2.43%,  respectively,  for the year ended August
     31,1997, 5.32% and (0.12%), respectively, for the year ended August 31,1996 and 20.15% and (14.99%), annualized, respectively, for the period September
     2, 1994 (commencement of operations) to August 31,1995.


Large Capitalization Value Portfolio

Year Ended August 31,
   1998             $18.57   $0.14  $0.07     $0.21   ($0.39)    ($0.24)    $18.15   0.96% $42,641   1.30% (1)  0.69% (1)    54%
Year Ended August 31,
   1997              14.45    0.09   4.37      4.46    (0.08)     (0.26)     18.57  31.37%  29,676   1.31% (1)  0.60% (1)    25%
Year Ended August 31,
   1996              12.30    0.07   2.33      2.40    (0.11)     (0.14)     14.45  19.73%  18,274   1.28% (1)  0.97% (1)    26%
 September 2, 1994 (2)
   to August 31,
       1995          10.00(3) 0.15   2.20      2.35    (0.05)      --        12.30  23.60%   5,515   0.40%(1,4) 2.29% (1,4)  33%

(1)  During  the fiscal  year ended  August  31,1998  and the fiscal  year ended
     August 31,1997, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga
     Capital Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.39% and 0.60%, respectively, for the year ended August 31,1998, 1.56% and 0.35%, respectively, for the year ended August 31,1997, 2.19% and 0.04%, respectively, for the year ended
     August 31,1996 and 6.54% and (3.85%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31,1995.


                              INCOME FROM                 DIVIDENDS AND
                         INVESTMENT OPERATIONS            DISTRIBUTIONS                                         RATIOS
                     -----------------------------   -----------------------                      ----------------------------------

                                   Net                Dividends Distributions                       Ratio
                                   Realized           to        to                                  of
                   Net             and        Total   Share-    Shareholders Net            Net    Net         Ratio of Net
                   Asset     Net   Unrealized from    holders   from Net     Asset         Assets  Operating   Investment
                   Value,    Invest Gain(Loss)Invest- from      Realized     Value         End     Expenses    Income
                   Beginning ment  On         ment    Net       Gains        End           of      to          (Loss)      Portfolio
                   of        Income Invest    Opera-  Investment on          of     Total  Period  Average     to Average  Turnover
                   Period   (Loss) ments      tions   Income    Investments  Period Return*(000's) Net Assets  Net Assets  Rate

Large Capitalization Growth Portfolio

Year Ended August 31,
   1998              $17.87  ($0.07)  $0.81     $0.74     --      ($0.78)   $17.83   3.91%  $66,537  1.18% (1)   (0.34%)(1)   45%
Year Ended August 31,
   1997               13.16   (0.02)   4.73      4.71     --        --        17.87  35.79%  47,197  1.36% (1)   (0.12%)(1)   53%
Year Ended August 31,
   1996               12.86   (0.02)   0.35      0.33    (0.01)    (0.02)    13.16    2.56%  33,962  1.34% (1)   (0.13%)(1)   50%
 September 2, 1994 (2)
   to August 31, 199510.00 (3) 0.02    2.85      2.87    (0.01)      --      12.86   28.77%  11,107  0.51% (1,4)  0.32% (1,4) 23%

(1)  During  the fiscal  year ended  August  31,1998  and the fiscal  year ended
     August 31,1997, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga
     Capital Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.25% and (0.41%), respectively, for the year ended August 31,1998, 1.36% and (0.20%), respectively, for the year ended August 31,1997, 1.67% and (0.60%), respectively, for the year ended
     August 31,1996 and 5.00% and (4.17%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31,1995.


Small Capitalization Portfolio

Year Ended August 31,
   1998             $15.05   ($0.10) ($4.20)   ($4.30)     --       ($0.93)  $9.82  (30.64%)  $23,235  1.28% (1)  (0.63%)(1)   96%
Year Ended August 31,
   1997              13.58    (0.07)   2.37      2.30      --        (0.83)  15.05   18.07%    28,781  1.30% (1)  (0.70%)(1)   162%
Year Ended August 31,
   1996              12.62    (0.09)   1.44      1.35    ($0.00)     (0.39)  13.58   11.03%    22,071  1.25% (1)  (0.83%)(1)    95%
 September 2, 1994 (2)
   to August 31, 199510.00(3)  0.02    2.61      2.63     (0.01)      --     12.62   26.38%    15,103  0.42% (1,4) 0.07% (1,4) 111%

(1)  During  the fiscal  year ended  August  31,1998  and the fiscal  year ended
     August 31,1997, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga
     Capital Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.44% and 0.98%, respectively, for the year ended August 31,1998, 1.64% and (1.04%), respectively, for the year ended August 31,1997, 1.84% and (1.42%), respectively, for the year ended
     August 31,1996 and 3.57% and (3.08%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31,1995.

                              INCOME FROM                 DIVIDENDS AND
                         INVESTMENT OPERATIONS            DISTRIBUTIONS                                         RATIOS
                     -----------------------------   -----------------------                      ----------------------------------

                                   Net                Dividends Distributions                       Ratio
                                   Realized           to        to                                  of
                   Net             and        Total   Share-    Shareholders Net            Net    Net         Ratio of Net
                   Asset     Net   Unrealized from    holders   from Net     Asset         Assets  Operating   Investment
                   Value,    Invest Gain(Loss)Invest- from      Realized     Value         End     Expenses    Income
                   Beginning ment  On         ment    Net       Gains        End           of      to          (Loss)      Portfolio
                   of        Income Invest    Opera-  Investment on          of     Total  Period  Average     to Average  Turnover
                   Period   (Loss) ments      tions   Income    Investments  Period Return*(000's) Net Assets  Net Assets  Rate

International
 Equity Portfolio

Year Ended August 31,
   1998             $10.74  $0.13   $0.09     $0.22    ($0.04)     --       $10.92   2.08% $18,967  1.40% (1)   1.14% (1)      58%
Year Ended August 31,
   1997               9.59   0.23    1.12      1.35     (0.20)     --        10.74  14.39%  10,389  1.64% (1)   0.32% (1)      58%
Year Ended August 31,
   1996               9.33   0.00    0.34      0.34     (0.03)    (0.05)      9.59   3.68%   6,857  1.65% (1)   0.23% (1)      58%
 September 2, 1994 (2)
   to August 31, 199510.00(3)0.05   (0.71)    (0.66)    (0.01)      --        9.33  (6.61%)  2,907  0.38% (1,4) 1.03% (1,4)    36%

(1)  During  the fiscal  year ended  August  31,1998  and the fiscal  year ended
     August 31,1997, Saratoga Capital Management waived a portion of its management fees. During all other time periods presented above, Saratoga
     Capital Management waived all of its fees and assumed a portion of the operating expenses. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.96% and 0.59%, respectively, for the year ended August 31,1998, 2.76% and (1.00%), respectively, for the year ended August 31,1997, 3.91% and (2.33%), respectively, for the year ended
     August 31,1996 and 8.96% and (7.53%), annualized, respectively, for the period September 2, 1994 (commencement of operations) to August 31, 1995.


------------------------------------------------------------------------

(2) Commencement of operations.
(3) Initial offering price.
(4) Annualized.



* Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.


OBJECTIVES AND POLICIES OF THE PORTFOLIOS

Set forth below is a description of the investment objectives and policies of each Portfolio. There can be no assurance that any Portfolio will achieve its investment objectives. Further information about the investment policies of each Portfolio, including a list of those restrictions on its investment activities that cannot be changed without shareholder approval, appears in the Statement of Additional Information.

U.S. GOVERNMENT MONEY MARKET PORTFOLIO is advised by Sterling Capital Management Company. The Portfolio's investment objective is to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital by investing exclusively in short term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities") and repurchase agreements with respect to those securities. The Portfolio may purchase securities on a when-issued or delayed-delivery basis. See "Certain Securities and Investment Techniques." The Portfolio will invest only in securities that are purchased with and payable in U.S. dollars and that have remaining maturities of 397 days or less at the time of purchase. The Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less. All securities purchased by the Portfolio, including repurchase agreements, will present minimal credit risks in the opinion of the Advisor acting pursuant to criteria adopted by the Trust's Board of Trustees. The Portfolio follows these policies in order to maintain a constant net asset value of $1.00 per share, although there can be no assurance it can do so on a continuing basis. The Portfolio is not insured or guaranteed by the U.S. Government. The yield attained by the Portfolio may not be as high as that of other funds that invest in lower quality or longer term securities.

All investment decisions for the Portfolio are made by Sterling Capital Management Company's investment committee which is primarily responsible for management of the Portfolio.

INVESTMENT QUALITY BOND PORTFOLIO is advised by Fox Asset Management, Inc. ("Fox"). The Portfolio seeks, as its investment objectives, current income and reasonable stability of principal. The Portfolio seeks to achieve its objectives through investment in investment quality fixed income securities and the active management of such securities. The average maturity of the securities held by the Portfolio may be shortened, but not below three years, in order to preserve capital if the Advisor anticipates a rise in interest rates. Conversely, the average maturity may be lengthened, but not beyond ten years, to maximize returns if interest rates are expected to decline.

Under normal conditions, the Portfolio will invest at least 65% of its assets in debt instruments including U.S. Government Securities, corporate bonds, debentures, Eurodollar bonds, Yankee bonds and foreign currency denominated bonds. In addition, the Portfolio may invest in non-convertible fixed income preferred stock and mortgage pass-through securities. The Portfolio limits its investments to investment grade securities, which are securities rated within the four highest categories established by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), and unrated securities determined by the Advisor to be of comparable quality. The Portfolio is not obligated to dispose of securities that fall below such ratings due to changes made by the rating agencies subsequent to the purchase of the securities but will dispose of any such securities in order to limit its holdings of securities rated below Baa by Moody's or BBB by S&P to no more than 5% of its net assets. See the Appendix to the Statement of Additional Information for a description of Moody's and S&P ratings and "Risk Factors_Medium and Lower Rated and Unrated Securities" for a description of certain risks associated with securities in the fourth highest rating category. Although the Portfolio is authorized to hedge against unfavorable changes in interest rates by entering into interest rate futures contracts and purchasing and writing put and call options thereon, its Advisor has no present intention of using such techniques. The Portfolio also may engage in repurchase agreements, purchase temporary investments, purchase securities on a when-issued basis and lend its portfolio securities. See "Certain Securities and Investment Techniques."

The Portfolio is managed by J. Peter Skirkanich, John Sampson and James O'Mealia. Mr. Skirkanich is the President and Chief Investment Officer at Fox. He founded the firm in 1985. Mr. Sampson is a Managing Director and Director of Fixed Income Research at Fox. He joined the firm in 1998 from Pharos Management LLC, a consulting firm in fixed income investments. Mr. O'Mealia is a Managing Director of Fox. He joined the firm in 1998 from Sunnymeath Asset Management Inc., where he was President.

MUNICIPAL BOND PORTFOLIO is advised by OpCap Advisors. The Portfolio seeks, as its investment objective, a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital. The Portfolio seeks to achieve its objectives through investment in a diversified portfolio of general obligation, revenue and private activity bonds, including lease obligations, and notes that are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities, the interest on which, in the opinion of counsel to the issuer of the instrument, is excluded from gross income for federal income tax purposes ("Municipal Obligations"). See "Municipal Obligations" on page 16.

Portfolio composition generally covers a full range of maturities with broad geographic and issuer diversification. The Portfolio may also invest in variable rate Municipal Obligations, most of which permit the holder thereof to receive the principal amount on demand upon seven days' notice. The Portfolio will invest primarily in municipal bonds rated at the time of purchase within the four highest ratings assigned by Moody's, S&P or by Fitch Municipal Division ("Fitch") or, if unrated, which are of comparable quality in the opinion of OpCap Advisors. See the Appendix to the SAI for a description of such ratings and "Risk Factors_Medium and Lower Rated and Unrated Securities" for a description of certain risks associated with securities in the fourth highest rating category. The Portfolio is not obligated to dispose of securities that fall below such ratings due to changes made by the rating agencies subsequent to purchase of the securities but will dispose of any such securities in order to limit its holdings of securities rated below Baa by Moody's or BBB by S&P or Fitch to no more than 5% of its net assets.

It is a fundamental policy of the Portfolio that under normal circumstances at least 80% of its assets will be invested in Municipal Obligations. Also, at least 65% of its assets will be invested in bonds. The Portfolio will not invest more than 25% of its total assets in Municipal Obligations whose issuers are located in the same state. The Portfolio will also not invest more than 25% of its assets in private activity bonds of similar projects. It is possible that the Portfolio from time to time will invest more than 25% of its assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, industrial development bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project. In such circumstances, economic, business, political or other changes affecting one bond (such as proposed legislation affecting the financing of a project; shortages or price increases of needed materials; or declining markets or needs for the projects) might also affect other bonds in the same segment, thereby potentially increasing market risk.

The Portfolio may invest without limit in private activity bonds, although it does not currently expect to invest more than 20% of its total assets in private activity bonds. Dividends attributable to interest income on certain types of private activity bonds issued after August 7, 1986 to finance nongovernmental activities are a specific tax preference item for purposes of the federal individual and corporate alternative minimum tax.

When the Portfolio is maintaining a temporary defensive position, it may invest in short term investments, some of which may not be tax exempt. Securities eligible for short term investment by the Portfolio are tax exempt notes of municipal issuers having, at the time of purchase, a rating within the two highest grades of Moody's or S&P or, if not rated, having an issue of outstanding Municipal Obligations rated within the three highest grades by Moody's or S&P, and taxable short term instruments having quality characteristics comparable to those for Municipal Obligations. The Portfolio may invest in temporary investments for defensive reasons in anticipation of a market decline. At no time will more than 20% of the Portfolio's total assets be invested in temporary investments unless the Portfolio has adopted a defensive investment policy. The Portfolio will purchase tax exempt temporary investments pending the investment of the proceeds from the sale of the securities held by the Portfolio or from the purchase of the Portfolio's shares by investors or in order to have highly liquid securities available to meet anticipated redemptions. To the extent that the Portfolio holds temporary investments, it may not achieve its investment objective. The Portfolio may purchase securities on a when-issued basis, lend its portfolio securities and purchase stock index futures contracts and write options thereon. See "Certain Securities and Investment Techniques."

The Portfolio is managed by Matthew Greenwald, Vice President of Oppenheimer Capital, the parent of OpCap Advisors. Mr. Greenwald has been a fixed income portfolio manager and financial analyst for Oppenheimer Capital since 1989. From 1984-1989 he was a fixed income portfolio manager with PaineWebber's Mitchell Hutchins Asset Management.

LARGE CAPITALIZATION VALUE PORTFOLIO is advised by OpCap Advisors. The Portfolio seeks, as its investment objective, total return consisting of capital appreciation and dividend income by investing primarily in a diversified portfolio of highly liquid equity securities that, in the Advisor's opinion, have above average price appreciation potential at the time of purchase. For purposes of the Portfolio's investment policies, equity securities consist of common and preferred stock and securities such as bonds, rights and warrants that are convertible into common stock. In general, these securities are characterized as having above average dividend yields and below average price earnings ratios relative to the stock market in general, as measured by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). Other factors, such as earnings, the ability of the issuer to generate cash flow in excess of business needs and to sustain above average profitability, as well as industry outlook and market share, also are considered. Under normal conditions, at least 80% of the Portfolio's assets will be invested in common stocks. No less than 65% of the Portfolio's assets will be invested in common stocks of issuers with total market capitalization of $1 billion or greater at the time of purchase. The Portfolio may purchase temporary investments and purchase stock index futures contracts and purchase and write options thereon. The Portfolio also may lend its portfolio securities. See "Certain Securities and Investment Techniques."

The Portfolio is managed by Eileen  Rominger,  Managing  Director of Oppenheimer
Capital, the parent of OpCap Advisors. Ms. Rominger has been an analyst and portfolio manager at Oppenheimer Capital since 1981.

LARGE CAPITALIZATION GROWTH PORTFOLIO is advised by Harris Bretall Sullivan & Smith, L.L.C. ("Harris Bretall"). The Portfolio seeks capital appreciation by investing primarily in a diversified portfolio of common stocks that, in the Advisor's opinion, are characterized by a growth of earnings at a rate faster than that of the S&P 500. Dividend income is an incidental consideration in the selection of investments. In selecting securities for the Portfolio, the Advisor evaluates factors believed to be favorable to long-term capital appreciation including specific financial characteristics of the issuer such as historical earnings growth, sales growth, profitability and return on equity. The Advisor also analyzes the issuer's position within its industry as well as the quality and experience of the issuer's management. Under normal conditions, at least 80% of the Portfolio's assets will be invested in common stocks and at least 65% of the Portfolio's assets will be invested in common stocks of issuers with total market capitalization of $1 billion or greater at the time of purchase. Although the Portfolio is authorized to purchase temporary investments and purchase stock index futures contracts and purchase and write options thereon, its Advisor has no present intention of using such techniques during the coming year. The Portfolio also may lend its portfolio securities. See "Certain Securities and Investment Techniques."

Stock selections for the Portfolio will be made by the Strategy and Investment Committees of Harris Bretall. The Portfolio is managed by Jack Sullivan and Gordon Ceresino. Mr. Sullivan is a partner of Harris Bretall and has been associated with the firm since 1981. Mr. Ceresino is a Vice President of Harris Bretall and has been associated with the firm since 1991. Prior thereto, he was Senior Vice President of Capitol Associates and was responsible for sales and marketing.

SMALL CAPITALIZATION PORTFOLIO is advised by Thorsell, Parker Partners, Inc. (Prior to April 14, 1997, the Small Capitalization Portfolio was advised by Axe-Houghton Associates, Inc.). The Portfolio seeks, as its investment objective, maximum capital appreciation. Under normal conditions at least 80% of the Portfolio's assets will be invested in common stocks, at least 65% of the Portfolio's assets will be invested in common stock of issuers with total market capitalization of less than $1 billion and at least one third of the Portfolio's assets will be invested in common stocks of companies with total market capitalization of $550 million or less at the time of purchase. Dividend income is not a consideration in the selection of investments. In selecting investments for the Portfolio, the Advisor seeks small capitalization growth companies that it believes are undervalued in the marketplace. These companies typically are under-followed by investment firms and undervalued relative to their growth prospects. The Portfolio may also invest in companies that offer the possibility of accelerating earnings growth due to internal changes such as new product introductions, synergistic acquisitions or distribution channels or external changes affecting the marketplace for the company's products and services. External factors can be demographics, regulatory, legislative, technological, social or economic. Although the Portfolio is authorized to purchase temporary investments and purchase stock index futures contracts and purchase and write options thereon, its Advisor has no present intention of using such techniques during the coming year. The Portfolio also may lend its portfolio securities. See "Certain Securities and Investment Techniques."

The Portfolio is managed by Richard Thorsell. Mr. Thorsell has been Managing Partner of Thorsell since 1991.

INTERNATIONAL EQUITY PORTFOLIO is advised by Friends Ivory & Sime, Inc. The investment objective of the Portfolio is long-term capital appreciation. The Portfolio ordinarily invests at least 80% of its assets in equity securities of companies domiciled outside the United States. For purposes of the Portfolio's investment policies, equity securities consist of common and preferred stock and securities such as bonds, rights and warrants that are convertible into common stock. The Portfolio has no present intention of investing in bonds other than bonds convertible into common stock.

Under normal market conditions, at least 65% of the Portfolio's assets will be invested in securities of issuers domiciled in at least three foreign countries. The Portfolio may invest 25% or more of its total assets in securities of issuers domiciled in one country. The Portfolio presently intends to invest more than 25% of its total assets in Japan. Accordingly, the investment performance of the Portfolio will be subject to social, political and economic events occurring in Japan to a greater extent than those occurring in other foreign countries. Investments may be made in companies in developed as well as developing countries. It is the present intention of the Portfolio not to invest more than 20% of its total assets in securities of issuers located in developing countries. Investing in the equity markets of developing countries involves exposure to economies that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The Advisor attempts to limit exposure to investments in developing countries where both liquidity and sovereign risks are high. Although there is no established definition, a developing country is generally considered to be a country that is in the initial stages of its industrialization cycle with per capita gross national product of less than $5,000. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries, although securities traded in the former markets have provided higher rates of return to investors. For a discussion of the risks associated with investing in foreign securities, see "Risk Factors-Foreign Securities."

It is expected that the Portfolio will invest primarily in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"), which are U.S. dollar-denominated receipts, which represent and may be converted into the underlying foreign security, typically issued by domestic banks or trust companies that represent the deposit with those entities of securities of a foreign issuer. Issuers of the stock of ADRs or GDRs sponsored by banks or trust companies are not obligated to disclose material information in the United States and therefore, there may not be a correlation between such information and the market value of such ADRs or GDRs. ADRs or GDRs are publicly traded on exchanges or over-the-counter in the United States. The Portfolio may purchase temporary investments, lend its portfolio securities and purchase stock index futures contracts and purchase and write options thereon. See "Certain Securities and Investment Techniques."

John Stubbs, Chief Investment Officer ("CIO") and Chairman of the Investment Committee at Friends Ivory & Sime plc has been overseeing the management of the Portfolio since January 31, 1997. Mr. Stubbs has been CIO of Friends Ivory & Sime plc since April 1995. Previously, he was head of UK equities with Hermes Pensions Management Ltd. During his 29 year investment career Mr. Stubbs has managed money in most of the world's major markets. Individual stock selections are made by the following regional specialists: Dr. Michael Woodward, Thomas Maxwell, Julie Dent, James Anderson and Jonathan Harrison. Each of the regional specialists has been responsible for individual stock selections for the Portfolio since its inception, with the exception of Mr. Maxwell, who began on January 31, 1997. Prior to assuming the position of regional specialist for the Portfolio, each Portfolio regional specialist acted in the same capacity at Friends Ivory & Sime plc.

Except as indicated, the Portfolios' limitations on investments and investment policies are non-fundamental and can be changed without a vote of shareholders.

CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

TEMPORARY INVESTMENTS. For temporary defensive purposes during periods when the Advisor of a Portfolio, other than the U.S. Government Money Market Portfolio, believes, with the concurrence of the Manager, that pursuing the Portfolio's basic investment strategy may be inconsistent with the best interests of its shareholders, the Portfolio may invest up to 100% of its assets in the following money market instruments: U.S. Government Securities (including those purchased in the form of custodial receipts), repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper. In addition, for the same purposes the Advisor of the International Equity Portfolio may invest in obligations issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities that are rated at least AA by S&P or Aa by Moody's or, if unrated, are determined by the Advisor to be of equivalent quality. See "Foreign Securities" below. Each Portfolio also may hold a portion of its assets in money market instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investments in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis. A Portfolio's investment in any other short term debt instruments would be subject to the Portfolio's investment objectives and policies, and to approval by the Trust's Board of Trustees.

The Portfolios are intended primarily as vehicles for the implementation of a long term investment program utilizing asset allocation strategies rendered through investment advisory programs that are based on an evaluation of an investor's investment objectives and risk tolerance. Because these asset allocation strategies are designed to spread investment risk across the various segments of the securities markets through investment in a number of Portfolios, each individual Portfolio generally intends to be substantially fully invested in accordance with its investment objectives and policies during most market conditions. Although the Advisor of a Portfolio may, upon the concurrence of the Manager, take a temporary defensive position during adverse market conditions, it can be expected that a defensive posture will be adopted less frequently than would be by other mutual funds. This policy may impede an Advisor's ability to protect a Portfolio's capital during declines in the particular segment of the market to which the Portfolio's assets are committed. Consequently, no single Portfolio should be considered a complete investment program. An investment among the Portfolios should be regarded as a long term commitment that should be held through several market cycles. In addition, although the investment advisors for the Consulting Programs may recommend adjustments in the allocation of assets among the Portfolios based on, among other things, anticipated market trends, there can be no assurance that these recommendations can be developed, transmitted and acted upon in a manner sufficiently timely to avoid market shifts, which can be sudden and substantial. Participants in Consulting Programs should note that responsibility for investment recommendations rests solely with the investment advisor for the program or the client itself and not with the Trust or the Manager. Investors intending to purchase Portfolio shares through investment advisory programs should evaluate carefully whether the service is ongoing and continuous, as well as their investment advisors' ability to anticipate and respond to market trends.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Each of the Portfolios may engage in repurchase agreement and (except for the U.S. Government Money Market Portfolio) reverse repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. A Portfolio may enter into repurchase agreements with respect to U.S. Government Securities with member banks of the Federal Reserve System and certain non-bank dealers approved by the Board of Trustees. The International Equity Portfolio will not engage in repurchase agreements with foreign brokers or dealers. Under each repurchase agreement, the selling institution is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Portfolio's Advisor, acting under the supervision of the Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those non-bank dealers with whom the Portfolio enters into repurchase agreements. A Portfolio will not invest in a repurchase agreement maturing in more than seven days if the investment, together with illiquid securities held by the Portfolio, exceeds 15% (10% for the U.S. Government Money Market Portfolio) of the Portfolio's total assets. See "Certain Investment Policies." In entering into a repurchase agreement, a Portfolio bears a risk of loss in the event that the other party to the transaction defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement. Under a reverse repurchase agreement, a Portfolio sells securities and agrees to repurchase them at a mutually agreed date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high grade securities having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Portfolio may decline more than or appreciate less than the securities the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities and the Portfolio's use of the proceeds of the reverse repurchase agreements may effectively be restricted pending such decisions. Reverse repurchase agreements create leverage, a speculative factor, and will be considered borrowings for purposes of a Portfolio's limitation on borrowing.

U.S. GOVERNMENT SECURITIES. Each Portfolio may invest in U.S. Government Securities, which are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some U.S. Government Securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and time of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Bank; (ii) the discretionary authority of the U.S. Government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association. No assurance can be given that the U.S. Government will provide financial support in the future to U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or any of its agencies, authorities or instrumentalities; and (ii) participation in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and, therefore, may be regarded as illiquid.

U.S. Government Securities may include zero coupon securities that may be purchased when yields are attractive and/or to enhance portfolio liquidity. Zero coupon U.S. Government Securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. Government Securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. Government Securities that make regular payments of interest. A Portfolio accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations, in which case the Portfolio will forego the purchase of additional income producing assets with these funds. Zero coupon U.S. Government Securities include STRIPS and CUBES, which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

CUSTODIAL RECEIPTS. Each Portfolio other than the U.S. Government Money Market Portfolio may acquire custodial receipts or certificates, such as CATS, TIGRs and FICO Strips, underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. The underwriters of these certificates or receipts purchase a U.S. Government Security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the U.S. Government Security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. Government Securities, described above. Although typically under the terms of a custodial receipt a Portfolio is authorized to assert its rights directly against the issuer of the underlying obligation, the Portfolio may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

LENDING PORTFOLIO SECURITIES. To generate income for the purpose of helping to meet its operating expenses, each Portfolio other than the U.S. Government Money Market Portfolio may lend securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of a Portfolio's assets taken at value. A Portfolio's loans of securities will be collateralized by cash, letters of credit or U.S. Government Securities. The cash or instruments collateralizing a Portfolio's loans of securities will be maintained at all times in a segregated account with the Portfolio's custodian, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. In lending securities to brokers, dealers and other financial organizations, a Portfolio is subject to risks, which, like those associated with other extensions of credit, include delays in recovery and possible loss of rights in the collateral should the borrower fail financially. State Street arranges for each Portfolio's securities loans and manages collateral received in connection with these loans. See "Management of the Trust-Administration."

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. To secure prices deemed advantageous at a particular time, each Portfolio may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment of or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. A Portfolio will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Portfolio may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The Portfolio will establish with its custodian, or with a designated sub-custodian, a segregated account consisting of cash, U.S. Government Securities or other liquid high grade debt obligations in an amount equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities purchased on a when-issued or delayed-delivery basis may expose a Portfolio to risk because the securities may experience fluctuations in value prior to their actual delivery. The Portfolio does not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself.

FIXED INCOME SECURITIES. The market value of fixed income obligations of the Portfolios will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Portfolios. The market value of the obligations held by a Portfolio can be expected to vary inversely to changes in prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, a Portfolio's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, a Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will tend to be invested in instruments producing lower yields than the balance of its portfolio, thereby reducing the Portfolio's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which a Portfolio may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities.

Ratings made available by S&P and Moody's are relative and subjective and are not absolute standards of quality. Although these ratings are initial criteria for the selection of portfolio investments, a Portfolio's Advisor also will make its own evaluation of these securities. Among the factors that will be considered are the long term ability of the issuers to pay principal and interest and general economic trends.

MUNICIPAL OBLIGATIONS. The term "Municipal Obligations" generally is understood to include debt obligations issued to obtain funds for various public purposes, the interest on which is, in the opinion of bond counsel to the issuer, excluded from gross income for federal income tax purposes. In addition, if the proceeds from private activity bonds are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, the interest paid on such bonds may be excluded from gross income for federal income tax purposes, although current federal tax laws place substantial limitations on the size of these issues.

The two principal classifications of Municipal Obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or the specific revenue source, but not from the general taxing power. Sizable investments in these obligations could involve an increased risk to the Portfolio should any of the related facilities experience financial difficulties. Private activity bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Included within the revenue bonds category are participations in lease obligations or installment purchase contracts (hereinafter collectively called "lease obligations") of municipalities. States and local agencies or authorities issue lease obligations to acquire equipment and facilities.

Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Lease obligations and conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer), have developed as a means for government issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

In addition, lease obligations may not have the depth of marketability associated with other municipal obligations, and as a result, certain of such lease obligations may be considered illiquid securities. To determine whether or not the Municipal Bond Portfolio will consider such securities to be illiquid (the Portfolio may not invest more than 15% of its net assets in illiquid securities), the following guidelines have been established to determine the liquidity of a lease obligation. The factors to be considered in making the determination include: (1) the frequency of trades and quoted prices for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications.

MORTGAGE RELATED SECURITIES. The Investment Quality Bond Portfolio may invest in mortgage related securities including modified pass-through certificates. There are several risks associated with mortgage related securities generally. One is that the monthly cash inflow from the underlying loans may not be sufficient to meet the monthly payment requirements of the mortgage related security.

Prepayment of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage related security. Early returns of principal will affect the average life of the mortgage related securities remaining in the Portfolio. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Portfolio. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Portfolio will have to reinvest the proceeds of prepayments at lower interest rates than those at which the assets were previously invested. If this occurs, the Portfolio's yield will correspondingly decline. Thus, mortgage related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable maturity, although these securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that the Portfolio purchases mortgage related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

The Investment Quality Bond Portfolio may invest in a type of mortgage-backed security known as modified pass-through certificates. Each certificate evidences an interest in a specific pool of mortgages that have been grouped together for sale and provides investors with payments of interest and principal. The issuer of modified pass-through certificates guarantees the payment of the principal and interest whether or not the issuer has collected such amounts on the underlying mortgage.

The average life of these securities varies with the maturities of the underlying mortgage instruments (generally up to 30 years) and with the extent of prepayments or the mortgages themselves. Any such prepayments are passed through to the certificate holder, reducing the stream of future payments. Prepayments tend to rise in periods of falling interest rates, decreasing the average life of the certificate and generating cash which must be invested in a lower interest rate environment. This could also limit the appreciation potential of the certificates when compared to similar debt obligations which may not be paid down at will, and could cause losses on certificates purchased at a premium or gains on certificates purchased at a discount. Government National Mortgage Association ("Ginnie Mae") certificates represent pools of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veteran's Administration. The guarantee of payments under these certificates is backed by the full faith and credit of the United States. Federal National Mortgage Association ("Fannie Mae") is a government-sponsored corporation owned entirely by private stockholders. The guarantee of payments under these instruments is that of Fannie Mae only. They are not backed by the full faith and credit of the United States but the U.S. Treasury may extend credit to Fannie Mae through discretionary purchases of its securities. The U.S. Government has no obligation to assume the liabilities of Fannie Mae. Federal Home Loan Mortgage Corp. ("Freddie Mac") is a corporate instrumentality of the United States government whose stock is owned by the Federal Home Loan Banks. Certificates issued by Freddie Mac represent interest in mortgages from its portfolio. Freddie Mac guarantees payments under its certificates but this guarantee is not backed by the full faith and credit of the United States and Freddie Mac does not have authority to borrow from the U.S. Treasury.

The coupon rate of these instruments is lower than the interest rate on the underlying mortgages by the amount of fees paid to the issuing agencies, usually approximately 1/2 of 1%. Mortgage-backed securities, due to the scheduled periodic repayment of principal, and the possibility of accelerated repayment of underlying mortgage obligations, fluctuate in value in a different manner than other, non-redeemable debt securities.

CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage related securities. Although the Portfolio is authorized to invest in CMOs, it has no present intention of doing so.

FUTURES CONTRACTS AND RELATED OPTIONS. Each Portfolio other than the U.S. Government Money Market Portfolio may enter into futures contracts and purchase and write (sell) options on these contracts, including but not limited to interest rate, securities index and foreign currency futures contracts and put and call options on these futures contracts. These contracts will be entered into only upon the concurrence of the Manager that such contracts are necessary or appropriate in the management of the Portfolio's assets. These contracts will be entered into on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. These transactions may be entered into for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Portfolio intends to purchase.

So long as Commodities Futures Trading Commission rules so require, a Portfolio will not enter into any financial futures or options contract unless such transactions are for bona-fide hedging purposes or for other purposes only if the aggregate initial margins and premiums required to establish such non-hedging positions would not exceed 5% of the liquidation value of the Portfolio's total assets. All futures and options on futures positions will be covered by owning the underlying security or segregation of assets. With respect to long positions in a futures contract or option (e.g., futures contracts to purchase the underlying instrument and call options purchased or put options written on these futures contracts or instruments), the underlying value of the futures contract at all times will not exceed the sum of cash, short term U.S. debt obligations or other high quality obligations set aside in a segregated account with the Trust's Custodian for this purpose.

A  Portfolio  may  lose  the  expected  benefit  of  these  futures  or  options transactions and may incur losses if the prices of the underlying commodities move in an unanticipated manner. In addition, changes in the value of the Portfolio's futures and options positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities. Successful use of futures and related options is subject to an Advisor's ability to predict correctly movements in the direction of the securities markets generally, which ability may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures and options contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or a linked exchange), and as a result of daily price fluctuation limits there can be no assurance that an offsetting transaction could be entered into at an advantageous price at any particular time. Consequently, a Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or a Portfolio may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.

GOVERNMENT STRIPPED MORTGAGE RELATED SECURITIES. Although the Investment Quality Bond Portfolio may invest in certain government stripped mortgage related securities issued and guaranteed by GNMA, FNMA or FHLMC, it has no present intention of doing so.

RISK FACTORS

MEDIUM AND LOWER RATED AND UNRATED SECURITIES. Securities rated in the fourth highest category by S&P or Moody's, although considered investment grade, have speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than is the case with respect to issuers of higher grade bonds.

Subsequent to its purchase by a Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require sale of these securities by the Portfolio, but the Advisor will dispose of any such securities in order to limit the holdings by a Portfolio of securities rated below Baa by Moody's or BBB by S & P to no more than 5% of its net assets. It is the intention of the Portfolios to invest no more than 5% of their respective net assets in debt securities rated below Baa by Moody's or BBB by S & P (commonly known as "high yield" or "junk bonds").

NON-PUBLICLY TRADED SECURITIES. Each Portfolio may invest in non-publicly traded securities, which may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolios. In addition, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded.

SMALL CAPITALIZATION COMPANIES. Smaller capitalization companies may experience higher growth rates and higher failure rates than do larger capitalization companies. Companies in which the Small Capitalization Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

FOREIGN SECURITIES. All the Portfolios except for the U.S. Government Money Market Portfolio and the Municipal Bond Portfolio may invest in foreign securities. The Investment Quality Bond Portfolio and the Large Capitalization Value Portfolio do not intend to invest more than 20% of their respective total assets in foreign securities. The Large Capitalization Growth Portfolio and the Small Capitalization Portfolio do not intend to purchase foreign securities in an amount more than 5% of each Portfolio's total assets. The International Equity Portfolio expects to invest at least 80% of its assets in foreign securities. Investing in securities issued by foreign companies and governments involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. Government and domestic corporations. Less information may be available about foreign companies than about domestic companies and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions and custody fees are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance settlement periods. Many European countries are about to adopt a single European Currency, the euro ("the Euro Conversion"). The consequences of the Euro Conversion for foreign exchange rates, interest rates and the value of European Securities eligible for purchase by the Portfolios are presently unclear. Such consequences may adversely affect the value and/or increase the volatility of securities held by the Portfolios.

CURRENCY EXCHANGE RATES. A Portfolio's share value may change significantly when the currencies, other than the U.S. dollar, in which the Portfolio's investments are denominated strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

FORWARD CURRENCY CONTRACTS. Each Portfolio that may invest in foreign currency-denominated securities may hold currencies to meet settlement requirements for foreign securities and may engage in currency exchange transactions in order to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Portfolio's securities are or may be denominated. Forward currency contracts are agreements to exchange one currency for another-for example, to exchange a certain amount of U.S. dollars for a certain amount of French francs at a future date. The date (which may be any agreed-upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated with a currency trader and fixed for the term of the contract at the time that the Portfolio enters into the contract. To assure that a Portfolio's forward currency contracts are not used to achieve investment leverage, the Portfolio will segregate cash or high grade securities with its custodian in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these contracts.

In hedging specific portfolio positions, a Portfolio may enter into a forward contract with respect to either the currency in which the positions are denominated or another currency deemed appropriate by the Portfolio's Advisor. The amount the Portfolio may invest in forward currency contracts is limited to the amount of the Portfolio's aggregate investments in foreign currencies. Risks associated with entering into forward currency contracts include the possibility that the market for forward currency contracts may be limited with respect to certain currencies and, upon a contract's maturity, the inability of a Portfolio to negotiate with the dealer to enter into an offsetting transaction. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. In addition, the correlation between movements in the prices of those contracts and movements in the price of the currency hedged or used for cover will not be perfect. There is no assurance that an active forward currency contract market will always exist. These factors will restrict a Portfolio's ability to hedge against the risk of devaluation of currencies in which a Portfolio holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular security. See the Statement of Additional Information for further information concerning forward currency contracts. See also "Certain Securities and Investment Techniques-Futures Contracts and Related Options" on page 18 and "Certain Investment Policies-Portfolio Turnover" on page 22.

YEAR 2000. The investment management services provided to the Trust by the Manager and the Advisors and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure, as well as others, could have a negative impact on the handling of securities trades, pricing and account services. The Manager, the Advisors, the Distributor, the Transfer Agent, and other Trust service providers have been actively working on necessary changes in their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other noncomplying computer systems will not inpair their services at that time.

In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Trust's investments my be adversely affected.

CERTAIN INVESTMENT POLICIES

FUNDAMENTAL POLICIES. The Trust on behalf of each Portfolio has adopted certain investment restrictions that are enumerated in detail in the Statement of Additional Information. Among other restrictions, each Portfolio may not, with respect to 75% of its total assets taken at market value, invest more than 5% of its total assets in the securities of any one issuer, except U.S. Government Securities, or acquire more than 10% of any class of the outstanding voting securities of any one issuer. In addition, except as described above with respect to the Municipal Bond Portfolio, each Portfolio may not invest 25% or more of its total assets in securities of issuers in any one industry. The Trust on behalf of a Portfolio may borrow money as a temporary measure from banks in an aggregate amount not exceeding one-third of the value of the Portfolio's total assets to meet redemptions and for other temporary or emergency purposes not involving leveraging. A Portfolio may not purchase securities while borrowings exceed 5% of the value of the Portfolio's assets. The Portfolios each may purchase securities which are not registered under the Securities Act of 1933 ("1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Portfolio's Adviser, acting under guidelines approved and monitored by the Board, which has the ultimate responsibility for any determination regarding liquidity, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in each of the Portfolios during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The ability to sell to qualified institutional buyers under Rule 144A is a recent development and it is not possible to predict how this market will develop. The Board will carefully monitor any investments by each of the Portfolios in these securities.

The investment restrictions listed above as well as the Portfolios' investment objectives are fundamental policies and accordingly may not be changed with respect to any Portfolio without the approval of a majority of the outstanding shares of that Portfolio, as defined in the Investment Company Act of 1940 (the "1940 Act").

NON-FUNDAMENTAL POLICIES. A Portfolio will not invest more than 15% (10% with respect to the U.S. Government Money Market Portfolio) of the value of its net assets in securities that are illiquid, including certain government stripped mortgage related securities, repurchase agreements maturing in more than seven days and that cannot be liquidated prior to maturity and securities that are illiquid by virtue of the absence of a readily available market. Securities that have legal or contractual restrictions on resale but have a readily available market are deemed not illiquid for this purpose. These policies are not fundamental and may be changed by the Board of Trustees.

Portfolio Turnover

Active trading will increase a Portfolio's rate of turnover, certain transaction expenses and the incidence of short term capital gains taxable as ordinary income. An annual turnover rate of 100% would occur when all the securities held by the Portfolio are replaced one time during a period of one year. The Advisor of the International Equity Portfolio anticipates that the annual turnover in that Portfolio will not be in excess of 100%. The Advisor of the Small Capitalization Portfolio anticipates that the annual turnover in that Portfolio will not be in excess of 150%. The Advisors of each of the other Portfolios anticipate that the annual turnover in those Portfolios will not exceed 80%. The U.S. Government Money Market Portfolio's turnover is expected to be zero for regulatory reporting purposes.

MANAGEMENT OF THE TRUST

Board of Trustees

Overall responsibility for management and supervision of the Trust and the Portfolios rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Trust and the Portfolios, including agreements with the Trust's distributor, custodian, transfer agent, the Manager, Advisors and administrator. One of the Trustees and all of the Trust's executive officers are affiliated with the Manager. The Statement of Additional Information contains background information regarding each Trustee and executive officer of the Trust.

Investment Manager

Saratoga Capital Management, a registered investment advisor, located at 1501 Franklin Avenue, Mineola, New York, 11501-4803, serves as the Trust's Manager.

Saratoga Capital Management is a Delaware general partnership which is owned by certain executives of Saratoga Capital Management and by Mr. Ronald J. Goguen, whose address is Major Drilling Group International Inc., 111 St. George Street, Suite 200, Moncton, New Brunswick, Canada E1C177, Mr. John Schiavi, whose address is Schiavi Enterprises, 985 Main Street, Oxford, Maine 04270, and Mr. Thomas Browne, whose address is Pontil PTY Limited, 14 Jannali Road, Dubbo, NSW Australia 2830.

The Trust has entered into an investment management agreement (the "Management Agreement") with the Manager which, in turn, has entered into an advisory agreement ("Advisory Agreement") with each Advisor selected for the Portfolios. It is the Manager's responsibility to select, subject to the review and approval of the Board of Trustees, Advisors who have distinguished themselves by able performance in their respective areas of expertise in asset management and to review their continued performance.

Subject to the supervision and direction of the Trust's Board of Trustees, the Manager provides to the Trust investment management evaluation services principally by performing initial due diligence on prospective Advisors for each Portfolio and thereafter monitoring Advisor performance. In evaluating prospective Advisors, the Manager considers, among other factors, each Advisor's level of expertise, relative performance and consistency of performance to investment discipline or philosophy; personnel and financial strength; and quality of service and client communications. The Manager has responsibility for communicating performance expectations and evaluations to the Advisors and ultimately recommending to the Board of Trustees of the Trust whether the Advisors' contracts should be renewed, modified or terminated. The Manager provides reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. The Manager is also responsible for conducting all operations of the Trust except those operations contracted to the Advisors, custodian, distributor, transfer agent and administrator. Each Portfolio pays the Manager a fee for its services that is computed daily and paid monthly at the annual rate specified below of the value of the average net assets of the Portfolios. The Manager pays a portion of its fee to each Advisor for the advisory services provided to the Portfolio that is computed daily and paid monthly at the annual rate specified below of the value of the Portfolio's average daily net assets:


                                                              Portion
                                                              of the
                                                              Manager's
                                              Manager's       Fee Paid
Portfolio                                     Fee             to the Advisor
---------                                     ---             --------------
U.S. Government Money market Portfolio......  .475%              .125%
Investment Quality Bond Portfolio...........   .55%               .20%
Municipal Bond Portfolio....................   .55%               .20%
Large Capitalization Value Portfolio........   .65%               .30%
Large Capitalization Growth Portfolio.......   .65%               .30%
Small Capitalization Portfolio..............   .65%               .30%
International Equity Portfolio..............   .75%               .40%


The Manager, subject to the approval of the Trustees, appoints investment advisers, enters into investment advisory agreements, and may amend existing investment advisory agreements without shareholder approval whenever the Manager and the Trustees believe such actions will benefit a Portfolio and its shareholders. The Board of Trustees evaluates and approves all new investment advisory agreements between the Manager and the Advisors. This policy provides the Manager with flexibility and eliminates the unnecessary delay and expense associated with holding shareholder meetings. The total amount of investment managment fees payable by each Portfolio to the Manager cannot be changed without shareholder approval.

Advisors

The Advisors have agreed to the foregoing fees, which are generally lower than the fees they charge to institutional accounts for which they serve as investment advisor and perform all administrative functions associated with serving in that capacity in recognition of the reduced administrative responsibilities they have undertaken with respect to the Portfolios. Subject to the supervision and direction of the Manager and, ultimately, the Board of Trustees, each Advisor's responsibilities are to manage the securities held by the Portfolio it serves in accordance with the Portfolio's stated investment objective and policies, make investment decisions for the Portfolio and place orders to purchase and sell securities on behalf of the Portfolio.

The following sets forth certain information about each of the Advisors:

OpCap Advisors ("OpCap"), a registered investment advisor, located at One World Financial Center, New York, NY 10281, serves as Advisor to the Municipal Bond Portfolio and Large Capitalization Value Portfolio. OpCap is a majority owned subsidiary of Oppenheimer Capital, a registered investment advisor, founded in 1968. PIMCO Advisors, L.P. ("PIMCO"), a publicly traded money management firm, and its affiliate, PA Holdings, Inc., hold a 33% interest in Oppenheimer Capital, and Oppenheimer Capital, L.P., a Delaware limited partnership whose units are traded on the New York Stock Exchange and of which Oppenheimer Financial Corp is the sole general partner, owns the remaining 67% interest. PIMCO and PA Holdings also own a 1% interest in OpCap Advisors and a 1% interest in Oppenheimer Capital, L.P. As of September 30, 1998, Oppenheimer Capital and its subsidiary OpCap had assets under management of approximately $58 billion.

Fox Asset Management, Inc. ("Fox"), a registered investment advisor, serves as Advisor to the Investment Quality Bond Portfolio. Fox was formed in 1985. Fox is owned by its current employees, with a controlling interest held by J. Peter Skirkanich, President, Managing Director and Chairman of Fox's Investment Committee. Fox is located at 44 Sycamore Avenue, Little Silver, NJ 07739. As of September 30, 1998, assets under management by Fox were approximately $4.5 billion.

Harris Bretall Sullivan & Smith, L.L.C. ("Harris Bretall"), a registered investment advisor, serves as Advisor to the Large Capitalization Growth Portfolio. The firm's predecessor, Harris Bretall Sullivan & Smith, Inc., was founded in 1971. Value Asset Management, Inc., a holding company owned by BancBoston Ventures, Inc., is the majority owner. Located at One Post Street, San Francisco, CA 94104, the firm managed assets of approximately $2.6 billion as of September 30, 1998.

Thorsell, Parker Partners, Inc. ("Thorsell"), a registered investment advisor serves as Advisor to the Small Capitalization Portfolio. The firm is located at 265 Post Road West, Westport, Connecticut 06880. Thorsell is owned by its current employees with a controlling interest (approximately 70%) held by Richard L. Thorsell. As of September 30, 1998, the firm had approximately $352 million of assets under management.

Sterling Capital Management Company ("Sterling"), a registered investment advisor, is the Advisor to the U.S. Government Money Market Portfolio. Sterling is a North Carolina corporation formed in 1970 and located at One First Union Center, 301 S. College Street, Suite 3200, Charlotte, NC 28202. Sterling is a wholly-owned subsidiary of United Asset Management Corporation and provides investment management services to corporations, pension and profit-sharing plans, trusts, estates and other institutions and individuals. As of September 30, 1998, Sterling had approximately $2.8 billion in assets under management. Since 1982, Sterling has been involved with the distribution of the North Carolina Capital Management Trust, a money market mutual fund offered exclusively to public units in the state, the first such fund to be registered with the Securities and Exchange Commission. As of September 30, 1998, the asset value of this fund was approximately $2.9 billion.

Friends Ivory & Sime, Inc. ("FIS"), a registered investment advisor, is the Advisor to the International Equity Portfolio and, in connection therewith, has entered into a sub-investment advisory agreement with Friends Ivory & Sime plc of London, England. Pursuant to such sub-investment advisory agreement, Friends Ivory & Sime plc performs investment advisory and portfolio transaction services for such Portfolio. While Friends Ivory & Sime plc is responsible for the day-to-day management of the Portfolio's assets, FIS reviews investment performance, policies and guidelines, facilitates communication between Friends Ivory & Sime plc and the Manager and maintains certain books and records. As compensation for its services as investment advisor, the Manager pays FIS a monthly fee at the annual rate of .40% of the average daily net assets of the International Equity Portfolio. As compensation for its services, Friends Ivory & Sime plc receives from FIS 78% of the net monthly fees paid by the Manager to FIS pursuant to the Investment Advisory Agreement between the Manager and FIS.

FIS (formerly Ivory & Sime International, Inc.) was organized in 1978, and as of February, 1998 is a wholly-owned subsidiary of Friends Ivory & Sime plc. FIS offers clients in the United States the services of Friends Ivory & Sime plc in global securities markets. Friends Ivory & Sime plc is a subsidiary of Friends Provident Group. Friends Provident was founded in 1832, and is a mutual life assurance company registered in England. As of September 30, 1998, the firm and its affiliates managed approximately $40 billion of global equity investments. FIS is located at One World Trade Center, Suite 2101, New York, NY 10048, and Friends Ivory & Sime plc is located at Princes Court, 7 Princes Street, London, England EC2R8AQ.

Administration

State Street Bank and Trust Company ("State Street"), located at One Heritage Drive, North Quincy, Massachusetts 02171, calculates the net asset value of the Portfolios' shares and creates and maintains the Trust's financial records required by Section 31 of the 1940 Act.

Unified Fund Services, Inc. provides administrative services and manages the administrative affairs of the Trust pursuant to an Administration Agreement with the Trust. Such services include the preparation of proxy statements and reports filed with federal and state securities commissions (except to the extent that the participation of independent accountants and attorneys is, in the opinion of Unified Fund Services, Inc., necessary or desirable), preparation of materials for regular and special meetings of the Board of Trustees of the Trust, and supervising the determination of the net asset value of the Trust's Portfolios. For these services, each Portfolio pays Unified Fund Services, Inc. an annual rate of .12% of the Portfolio's average daily net assets per year with a monthly cap.

Expenses of The Portfolios

Each Portfolio bears its own expenses, which generally include all costs not specifically borne by the Manager, the Advisors, State Street and Unified Fund Services, Inc. as Administrator to the Trust. Included among a Portfolio's expenses are: costs incurred in connection with the Portfolio's organization; investment management and administration fees; fees for necessary professional and brokerage services; fees for any pricing service; costs of the determination of net asset value; the costs of regulatory compliance; and costs associated with maintaining the Trust's legal existence and shareholder relations. The Trust's agreement with the Manager provides that the Manager will reduce its fees to a Portfolio to the extent required by applicable state laws for certain expenses that are described in the Statement of Additional Information.

Portfolio Transactions

To the extent consistent with the applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC under the 1940 Act, the Board of Trustees of the Trust has determined that brokerage transactions for a Portfolio may be executed through affiliated broker-dealers if, in the judgment of the Advisor, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers. When selecting broker-dealers, the Advisors may consider their record of sales of shares of the Portfolios.

PURCHASE OF SHARES

General

Purchases of shares of a Portfolio by a participant in a Consulting Program must be made through an entity having a sales agreement with Unified Management Corporation, the Trust's general distributor (the "Distributor") ("Consulting Brokers") or directly through the Distributor.

Shares of the Portfolio are available to participants in Consulting Programs and to other investors and investment advisory services. The Trust is designed to allow Consulting Programs and other investment advisory programs to relieve investors of the burden of devising an asset allocation strategy to meet their individual needs as well as selecting individual investments within each asset category among the myriad choices available.

The Trust offers several Classes of shares to investors designed to provide them with the flexibility of selecting an investment best suited to their needs.

INVESTMENT ADVISORY PROGRAMS. Generally, the Consulting Programs provide advisory services in connection with investments among the Portfolios by identifying the investor's risk tolerance and investment objectives through evaluation of an investor questionnaire; identifying and recommending an appropriate allocation of assets among the Portfolios that is intended to conform to such risk tolerance and objectives in a recommendation; and providing on a periodic basis, an analysis and evaluation of the investor's account and recommending any appropriate changes in the allocation of assets among the Portfolios. The investment advisors for the Consulting Programs are also responsible for reviewing the asset allocation recommendations and performance reports with the investor, providing any interpretations, monitoring identified changes in the investor's financial characteristics and the implementation of investment decisions.

The investment advisors in the Consulting Programs may use the Manager's Saratoga Sharp(sm) Program in assisting their clients in translating investor needs, preferences and attitudes into suggested portfolio allocations. In addition, the Manager may provide some or all of the following administrative services to the investment advisers for the Consulting Programs: the preparation, printing and processing of investment questionnaires and investment literature and other client communications.

The fee for the Consulting Programs is subject to negotiation between the client and his or her investment advisor and is paid directly by each advisory client to his or her investment advisor either by redemption of Portfolio shares or by separate payment.

Investors should be aware that the Manager receives a fee from the investment advisor to each participant in a Consulting Program for services rendered to the investment advisor in connection with the investment advisory program. This fee does not vary based on the Portfolios recommended for the participant's investments. Also, the Manager serves as the Trust's Manager with responsibility for identifying, retaining, supervising and compensating each Portfolio's Advisor under the supervision of the Trust's Board of Trustees and receives a fee from each Portfolio.

Other Advisory Programs

Shares of the Portfolios are also available for purchase by certain registered investment advisors (other than the investment advisors for the Consulting Programs) as a means of implementing asset allocation recommendations based on an investor's investment objectives and risk tolerance. In order to qualify to purchase shares on behalf of its clients, the investment advisor must be approved by the Manager. Investors purchasing shares through these investment advisory programs will bear different fees for different levels of services as agreed upon with the investment advisors offering the programs. Registered investment advisors interested in utilizing the Portfolios for the purposes described above should call 800-807-FUND (800-807-3863).

Continuous Offering

For participants in Consulting Programs, shares of the Portfolios may be purchased from Consulting Brokers only after the completion and processing of such documentation as may be required by the Consulting Broker for the Program. The offering price is the net asset value per share next determined after receipt of an order by the Distributor. Shareholders will not receive share certificates because the Trust does not issue share certificates.

The Trust offers an Automatic Investment Plan under which purchase orders of $100 or more may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder's designated account. For further information regarding the Automatic Investment Plan, shareholders should contact their Consulting Broker or the Trust at 800-807-FUND (800-807-3863).

For Class I shares of the Trust, the minimum initial investment in the Trust is $10,000 and the minimum investment in any individual Portfolio (other than the U.S. Government Money Market Portfolio) is $250; there is no minimum investment for the U.S. Government Money Market Portfolio. For employees and relatives of: the Manager, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment is $1,000 with no individual Portfolio minimum. There is no minimum initial investment for employee benefit plans, associations, and individual retirement accounts. The minimum subsequent investment in the Trust is $100 and there is no minimum subsequent investment for any Portfolio. The Trust reserves the right at any time to vary the initial and subsequent investment minimums.

The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees of the Trust whenever the Board judges it to be in the best interest of the Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.

The Distributor will from time to time provide compensation to dealers in connection with sales of shares of the Trust including promotional gifts (including gift certificates, dinners and other items), financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns.

REDEMPTION OF SHARES

Redemption in General

Shares of a Portfolio may be redeemed at no charge on any day that the Portfolio calculates its net asset value as described below under "Net Asset Value."
Redemption requests received in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value next determined. A Portfolio is required to transmit redemption proceeds for credit to the shareholder's account at no charge within seven days after receipt of a redemption request. A shareholder who pays for Portfolio shares by personal check will be credited with the proceeds of a redemption of those shares when the purchase check has been collected, which may take up to 15 days. Shareholders who anticipate the need for more immediate access to their investment should purchase shares by Federal funds or bank wire or by a certified or cashier's check.

Redemption requests may be given to the shareholder's Consulting Broker (who is responsible for transmitting them to the Trust's Transfer Agent) or directly to the Transfer Agent, if the shareholder purchased shares directly from the Distributor. In order to be effective, a redemption request of a shareholder other than an individual may require the submission of documents commonly required to assure the safety of a particular account.

The agreement relating to participation in a Consulting Program between a client and the investment advisor will provide that, absent separate payment by the participant, fees charged pursuant to that agreement may be paid through automatic redemptions of a portion of the participant's Trust account.

The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.

If the Board of Trustees determines that it would be detrimental to the best interests of a Portfolio's shareholders to make a redemption payment wholly in cash, the Portfolio may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Portfolio's net assets by a distributions in kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions in kind of portfolio securities may incur brokerage commissions when subsequently disposing of those securities.

Certain requests require a signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee in the discretion of the Trust or Transfer Agent):

1.  Re-registration of the account.
2.  Changing bank wiring instructions on the account.
3.  Name change on the account.
4.  Setting up/changing systematic withdrawal plan to a secondary address.
5.  Redemptions greater than $25,000.
6. Any redemption check that is made payable to someone other than the shareholder(s).
7. Any redemption check that is being mailed to a different address than the address of record.

You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

Involuntary Redemptions

Due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $7,500 or less as a result of redemptions, but not as a result of a fluctuation in a Portfolio's net asset value or redemptions to pay fees for Consulting Programs, after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Investors should be aware that involuntary redemptions may result in the liquidation of Portfolio holdings at a time when the value of those holdings is lower than the investor's cost of the investment or may result in the realization of taxable capital gains.

NET ASSET VALUE

Each Portfolio's net asset value per share is calculated by State Street on each day, Monday through Friday, except on days on which the NYSE is closed. The NYSE is currently scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday when one of those holidays falls on a Saturday or on the subsequent Monday when one of those holidays falls on a Sunday.

Net asset value per share is determined as of the close of trading on the NYSE and is computed by dividing the value of a Portfolio's net assets by the total number of its shares outstanding. Generally, a Portfolio's investments are valued at market value or, in the absence of a market value, at fair value as determined by or under the direction of the Board of Trustees.

Securities that are primarily traded on foreign exchanges are generally valued for purposes of calculating a Portfolio's net asset value at the preceding closing values of the securities on their respective exchanges, except that, when an occurrence subsequent to the time a value was so established is likely to have changed that value, the fair market value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. A security that is primarily traded on a domestic or foreign stock exchange is valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price. All portfolio securities held by the U.S. Government Money Market Portfolio and short term dollar-denominated investments of the other Portfolios that mature in 60 days or less are valued on the basis of amortized cost (which involves valuing an investment at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the investment) when the Board of Trustees has determined that amortized cost represents fair value. An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by the Portfolio is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contact is equal to the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Board of Trustees.

All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer. If the bid and offered quotations are not available, the rate of exchange will be determined in good faith by or under the direction of by the Board of Trustees. In carrying out the Board's valuation policies, State Street may consult with an independent pricing service retained by the Trust. Further information regarding the Portfolio's valuation policies is contained in the Statement of Additional Information.

EXCHANGE PRIVILEGE

Shares of a Portfolio may be exchanged without payment of any exchange fee for shares of another Portfolio of the same Class at their respective net asset values.

An exchange of shares is treated for federal income tax purposes as a redemption
(sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. Shareholders exchanging shares of a Portfolio for shares of another Portfolio should review the disclosure provided herein relating to the exchanged-for shares carefully prior to making an exchange. The exchange privilege is available to shareholders residing in any state in which Portfolio shares being acquired may be legally sold.

The Manager reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission.

The Distributor and the Trust's transfer agent will employ reasonable procedures for telephone redemptions and exchanges to confirm that the instructions received from shareholders or their account representatives are genuine, and if they do not, the Distributor or the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions. Shareholders will be required to provide their name, address, social security number and other identifying information. Account representatives must identify themselves and their firm and the Distributor will confirm that such firm has a valid selling agreement with the Distributor and that the representative is authorized to act on behalf of the firm.

Because excessive trading (including short-term "market timing" trading can limit a Portfolio's performance, each Portfolio may refuse any exchange orders
(1) if they appear to be market-timing transactions involving significant portions of a Portfolio's assets or (2) from any shareholder account if the shareholder or his or her broker-dealer has been advised that previous use of the exchange privilege is considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Net investment income (i.e., income other than long and short term capital gains) and net realized long and short term capital gains will be determined separately for each Portfolio. Dividends derived from net investment income and distributions of net realized long and short term capital gains paid by a Portfolio to a shareholder will be automatically reinvested (at current net asset value) in additional shares of that Portfolio (which will be deposited in the shareholder's account) unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Dividends attributable to the net investment income of the U.S. Government Money Market Portfolio, the Municipal Bond Portfolio and the Investment Quality Bond Portfolio will be declared daily and paid monthly. Shareholders of those Portfolios receive dividends from the day following the purchase up to and including the date of redemption. Dividends attributable to the net investment income of the remaining Portfolios are declared and paid annually. Distributions of any net realized long term and short term capital gains earned by a Portfolio will be made annually.

Taxes

As each Portfolio will be treated as a separate entity for federal income tax purposes, the amounts of net investment income and net realized capital gains subject to tax will be determined separately for each Portfolio (rather than on a Trust-wide basis).

Each Portfolio intends to qualify each year as a regulated investment company for federal income tax purposes. The requirements for qualification (i) may cause a Portfolio, among other things, to restrict the extent of its transactions in warrants, currencies, options, futures or forward contracts and
(ii) will cause each of the Portfolios to maintain a diversified asset portfolio.

A regulated investment company will not be subject to federal income tax on its net investment income and its capital gains that it distributes to shareholders, so long as it meets certain overall distribution requirements and other conditions under the Code. Each Portfolio intends to satisfy these overall distribution requirements and any other required conditions. Dividends declared by a Portfolio in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Portfolio not later than such December 31 provided that such dividend is actually paid by the Portfolio during January of the following year.

Dividends derived from a Portfolio's taxable net investment income and distributions of a Portfolio's net realized short term capital gains (including short term gains from investments in tax exempt obligations) will be taxable to shareholders as ordinary income for federal income tax purposes, regardless of how long shareholders have held their Portfolio shares and whether the dividends or distributions are received in cash or reinvested in additional shares. Distributions of net realized long term capital gains will be taxable to shareholders as long term capital gains for federal income tax purposes, regardless of how long a shareholder has held his Portfolio shares and whether the distributions are received in cash or reinvested in additional shares. Dividends and distributions paid by the U.S. Government Money Market Portfolio, the Investment Quality Bond Portfolio and the Municipal Bond Portfolio and distributions of capital gains paid by all the Portfolios will not qualify for the dividend received deduction for corporations. As a general rule, dividends paid by a Portfolio, to the extent derived from dividends attributable to certain types of stock issued by U.S. corporations, will qualify for the dividend received deduction for corporations which hold shares in a Portfolio for more than 45 days. Some states, if certain asset and diversification requirements are satisfied, permit shareholders to treat their portions of a Portfolio's dividends that are attributable to interest on U.S. Treasury securities and certain U.S. Government Securities as income that is exempt from state and local income taxes. Dividends attributable to repurchase agreement earnings are, as a general rule, subject to state and local taxation.

Dividends paid by the Municipal Bond Portfolio that are derived from interest earned on qualifying tax-exempt obligations are expected to be "exempt-interest" dividends that shareholders may exclude from their gross incomes for federal income tax purposes if the Portfolio satisfies certain asset percentage requirements. To the extent that the Portfolio invests in bonds, the interest on which is a specific tax preference item for federal income tax purposes ("AMT-Subject Bonds"), any exempt-interest dividends derived from interest on AMT-Subject Bonds will be a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. Dividends distributed by the Municipal Bond Portfolio may not be exempt from state or local taxation. Shareholders will receive notification annually stating the portion of the Municipal Bond Portfolio's tax-exempt income attributable to issuers in each state. You should contact your tax advisor if you have any questions, particularly with regard to state and local taxes.

Net investment income or capital gains earned by the Portfolios investing in foreign securities may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Portfolios to a reduced rate of tax or exemption from tax on this related income and gains. It is impossible to determine the effective rate of foreign tax in advance since the amount of these Portfolios' assets to be invested within various countries is not known. The Portfolios intend to operate so as to qualify for treaty-reduced rates of tax where applicable. Furthermore, if a Portfolio qualifies as a regulated investment company and if more than 50% of the value of the Portfolio's assets at the close of each fiscal quarter consists of stock or securities of foreign corporations, the Portfolio may elect, for U.S. federal income tax purposes: conduit treatment by passing through to its shareholders the ability to take either the foreign tax credit or the deduction for foreign taxes with respect to the foreign taxes paid by the regulated investment company. The Trust anticipates that the International Equity Portfolio will qualify for and make this election in most, but not necessarily all, of its taxable years. If a Portfolio were to make an election, an amount equal to the foreign income taxes paid by the Portfolio would be included in the income of its shareholders and the shareholders would be entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct such portions from their U.S. taxable income, if any. Shortly after any year for which it makes an election, a Portfolio will report to its shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

As noted above, shareholders who are participants in Consulting Programs or other investment advisory services will pay an investment advisory fee out of their own assets. For certain shareholders who are individuals, this fee will be treated as a "miscellaneous itemized deduction" for federal income tax purposes. Under current federal income tax law, an individual's miscellaneous itemized deductions for any taxable year shall be allowed as a deduction only to the extent that the aggregate of these deductions exceeds 2% of adjusted gross income.

As discussed above, an exchange of shares in a Portfolio for shares in another Portfolio, including exchanges by participants in a Consulting Program, is treated for federal income tax purposes as a redemption (sale) of shares and taxable gain or loss may be realized.

Statements as to the tax status of each shareholder's dividends and distributions are mailed annually. Shareholders will also receive, if appropriate, various written notices after the close of the Portfolios' taxable year with respect to certain foreign taxes paid by the Portfolios and certain dividends and distributions that were, or were deemed to be, received by shareholders from the Portfolios during the Portfolios' prior taxable year. Shareholders should consult with their own tax advisors with specific reference to their own tax situations.

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company is located at One Heritage Drive, North Quincy, Massachusetts 02171 and serves as the Custodian of the Trust's investments and the Trust's transfer agent. The Shareholder Services Group is the subtransfer agent for certain retirement plan accounts. Cash balances of the Portfolios with the Custodian in excess of $100,000 are unprotected by Federal deposit insurance. Such uninsured balances may at times be substantial.

PERFORMANCE OF THE PORTFOLIOS

Yield

The Trust may, from time to time, include the yield and effective yield of the U.S. Government Money Market Portfolio in advertisements or reports to shareholders or prospective investors. Current yield for the U.S. Government Money Market Portfolio will be based on income received by a hypothetical investment over a given seven-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the U.S. Government Money Market Portfolio will be calculated in a manner similar to that used to calculate yield, but will reflect the compounding effect of earnings on reinvested dividends.

For the Investment Quality Bond Portfolio and the Municipal Bond Portfolio, from time to time, the Trust may advertise the thirty-day "yield" and, with respect to the Municipal Bond Portfolio, an "equivalent taxable yield." The yield of a Portfolio refers to the income generated by an investment in the Portfolio over the thirty-day period identified in the advertisement and is computed by dividing the net investment income per share earned by the Portfolio during the period by the net asset value per share on the last day of the period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semi-annually. The annualized income is then shown as a percentage of the net asset value.

Equivalent Taxable Yield

The equivalent taxable yield of the Municipal Bond Portfolio demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to the Portfolio's tax-exempt yield. It is calculated by increasing the yield shown for the Portfolio, calculated as described above, to the extent necessary to reflect the payment of specified tax rates. Thus, the equivalent taxable yield always will exceed the Portfolio's yield.

Total Return

From time to time, the Trust may advertise a Portfolio's (other than the U.S. Government Money Market Portfolio's) "average annual total return" over various periods of time. This total return figure shows the average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of the Portfolio's shares and assumes that any income, dividends and/or capital gains distributions made by the Portfolio during the period are reinvested in shares of the Portfolio. Figures will be given for recent one-, five-and ten-year periods (if applicable) and may be given for other periods as well (such as from commencement of the Portfolio's operations or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, investors should note that Portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period. A Portfolio also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in the Portfolio's share price and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

It is important to note that yield and total return figures are based on historical earnings and are not intended to indicate future performance. The Statement of Additional Information describes the method used to determine a Portfolio's yield and total return. Shareholders may make inquiries regarding a Portfolio, including current yield quotations or total return figures, to any Consulting Broker or the Trust at 800-807-FUND (800-807-3863).

In reports or other communications to shareholders or in advertising material, a Portfolio may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar or similar independent services that monitor the performance of mutual funds or with other appropriate indices of investment securities, such as the Lehman Brothers Government/Corporate Bond Index, the S&P 500, the S&P/Barra Growth Index and S&P/Barra Value Index, the EAFE Index and the Russell 2000 Index. The performance information also may include evaluations of the Portfolios published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Morningstar, Barron's, Investor's Business Daily, The Wall Street Journal, USA Today, The New York Times and Money.

ADDITIONAL INFORMATION

The Trust was organized as an unincorporated business trust under the laws of Delaware on April 8, 1994 and is a trust fund commonly known as a "business trust."

The shareholders of the Portfolios are each entitled to a full vote for each full share of beneficial interest (par value $.001 per share) held and fractional votes for fractional shares. Each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. In addition, Class B shareholders will have the right to vote on any proposed material increase in Class I's expenses, if such proposal is submitted separately to Class I shareholders. Shares of each Portfolio are entitled to vote as a class to the extent required by the provisions of the 1940 Act or as otherwise permitted by the Trustees. When issued, shares of each Portfolio are fully paid and have no preemptive, conversion or other subscription rights. The shares do not have cumulative voting rights.

It is the intention of the Trust not to hold Annual Meetings of Shareholders. The Trustees may call Special Meetings of Shareholders for action by shareholder vote as may be required by the 1940 Act or the Master Trust Agreement. Shareholders have certain rights, including the right to call a meeting upon a vote of the Trust's outstanding shares for the purpose of voting on the removal of one or more Trustees. The Trust may from time to time add additional Portfolios to the Trust or with approval of the shareholders of an existing Portfolio, if necessary, terminate one or more of the Portfolios.

Shareholder Inquiries

All inquiries regarding the Trust should be directed to Saratoga Capital Management at 800-807-FUND (800-807-3863).

Major Shareholders

To the knowledge of the Trust, the only person who as of September 30, 1998 had beneficial ownership of more than 25% of the voting securities of any of the Portfolios is the American Medical Association Pension Trust, which held 32.86% of the outstanding shares of the Small Capitalization Portfolio, and may be deemed to control the Small Capitalization Portfolio until such time as it owns less than 25% of the outstanding shares of the Small Capitalization Portfolio.


                                   PROSPECTUS

Trust Manager:
Saratoga Capital Management
1501 Franklin Avenue
Mineola, NY  11501
(800) 807-FUND
         (3863)

Transfer and Shareholder
Servicing Agent:
State Street Bank and Trust Company
P.O. Box 8514
Boston, MA 02266

General Distributor:
Unified Management Corporation
431 North Pennsylvania Street
Indianapolis, Indiana 46204
(317) 917-7000

(-       U.S. Government Money Market Portfolio

(-       Investment Quality Bond Portfolio

(-       Municipal Bond Portfolio

(-       Large Capitalization Value Portfolio

(-       Large Capitalization Growth Portfolio

(-       Small Capitalization Portfolio

(-       International Equity Portfolio


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information or the Trust's official sales literature in connection with the offering of shares, and if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                                 CLASS B SHARES
                        PROSPECTUS Dated January 1, 1999


                T H E   S A R A T O G A   A D V A N T A G E   T R U S T

         The Saratoga Advantage Trust (the "Trust") is an open-end, management investment company providing a convenient means of investing in a series of separate investment portfolios professionally managed by Saratoga Capital Management (the "Manager"). Each of the Portfolios is diversified and is provided with discretionary advisory services by a registered investment advisor (the "Advisor") identified, retained, supervised and compensated by the Manager. The Trust is a series company that currently includes the following Class B share portfolios (the "Portfolios") to which this Prospectus relates:

         Income Portfolios:

  ( -    U.S. Government Money Market Portfolio

  ( -    Investment Quality Bond Portfolio

  ( -    Municipal Bond Portfolio

         Equity Portfolios:

  ( -    Large Capitalization Value Portfolio

  ( -    Large Capitalization Growth Portfolio

  ( -    Small Capitalization Portfolio

  ( -    International Equity Portfolio

AN INVESTMENT IN THE U.S. GOVERNMENT MONEY MARKET PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE U.S. GOVERNMENT MONEY MARKET PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.


The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad choices available. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolios. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor's account.

This Prospectus sets forth concisely certain information about the Trust, including expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

Additional information about the Trust is contained in a Statement of Additional Information dated January 1, 1999, which is available upon request and without charge by calling or writing the Trust or Saratoga Capital Management at 1501 Franklin Avenue, Mineola, New York 11501-4803, 800-807-FUND (800-807-3863). The
Statement of Additional Information, which has been filed with the Securities and Exchange Commission, is incorporated by reference into this Prospectus in its entirety.

SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY ANY BANK AND THE SHARES OF THE PORTFOLIOS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS
                                                                            Page
Summary................................................................
Summary of Trust Expenses..............................................
Financial Highlights...................................................
Objectives and Policies of the Portfolios..............................
Certain Securities and Investment Techniques...........................
Risk Factors...........................................................
Certain Investment Policies............................................
Management of the Trust................................................
Purchase of Shares.....................................................
Contingent Deferred Sales Charge.......................................
Plan of Distribution...................................................
Redemption of Shares...................................................
Net Asset Value........................................................
Exchange Privilege.....................................................
Dividends, Distributions and Taxes.....................................
Custodian and Transfer Agent...........................................
Performance of the Portfolios..........................................
Additional Information.................................................



SUMMARY

The following summary is qualified in its entirety by the more detailed information included elsewhere in this Prospectus.

The Trust. The Trust is a management investment company providing a convenient means of investing in separate Portfolios professionally managed by the Manager. The assets of each of the Portfolios are invested on a discretionary basis by a separate Advisor. See "Management of the Trust." The Trust is a series company currently consisting of the following 7 Portfolios:

         Income Portfolios:

( - U.S. Government Money Market Portfolio, whose Advisor is Sterling Capital Management Company.

( -      Investment Quality Bond Portfolio, whose Advisor is Fox Asset
         Management, Inc.

( -      Municipal Bond Portfolio, whose Advisor is OpCap Advisors.

         Equity Portfolios:

( -      Large Capitalization Value Portfolio, whose Advisor is OpCap Advisors.

( - Large Capitalization Growth Portfolio, whose Advisor is Harris Bretall Sullivan & Smith, L.L.C.

( - Small Capitalization Portfolio, whose Advisor is Thorsell, Parker Partners, Inc.

( -      International Equity Portfolio, whose Advisor is Friends Ivory &
         Sime, Inc.

MANAGEMENT. Saratoga Capital Management is the Manager of the Portfolios. Each of the Portfolios is provided with the discretionary advisory services of an Advisor identified, retained, supervised and compensated by the Manager. Unified Fund Services, Inc. serves as the Trust's administrator and, in connection therewith, provides administration services to each Portfolio. See "Management of the Trust."

PURCHASE AND  REDEMPTION  OF SHARES.  Shares of the  Portfolios  are offered for purchase at their respective net asset values next determined, WITHOUT IMPOSITION OF ANY SALES CHARGE. Shares are redeemable by the shareholder at net asset value less any applicable contingent deferred sales charge ("CDSC"). See "Purchase of Shares" and "Redemption of Shares."

RISK FACTORS AND SPECIAL CONSIDERATIONS. No assurance can be given that the Portfolios will achieve their investment objectives. Investing in an investment company that invests in securities of companies and governments of foreign countries, particularly developing countries, involves risks that go beyond the usual risks inherent in an investment company limiting its holdings to domestic investments. Certain Portfolios may also be subject to certain risks in using investment techniques and strategies such as entering into forward currency contracts, repurchase agreements, trading futures contracts and options on futures contracts. In addition, the Investment Quality Bond Portfolio and the Municipal Bond Portfolio may invest in zero coupon securities, which, due to changes in interest rates, may be more speculative and subject to greater fluctuations in value than securities that pay interest currently. See "Objectives and Policies of the Portfolios," "Certain Securities and Investment Techniques" and "Risk Factors."

The Portfolios are intended primarily as vehicles for the implementation of long term asset allocation strategies. Because asset allocation strategies are designed to spread investment risk across the various segments of the securities markets through investment in a number of Portfolios, each individual Portfolio generally intends to be substantially fully invested in accordance with its investment objectives and policies during most market conditions. Although the Advisor of a Portfolio may, upon the concurrence of the Manager, take a temporary defensive position during adverse market conditions, it can be expected that a defensive posture will be adopted less frequently than would be by other mutual funds. This policy may impede an Advisor's ability to protect a Portfolio's capital during declines in the particular segment of the market to which the Portfolio's assets are committed. Consequently, no single Portfolio should be considered a complete investment program and an investment among the Portfolios should be regarded as a long term commitment that should be held through several market cycles. See "Objectives and Policies of the Portfolios," and "Certain Securities and Investment Techniques-Temporary Investments."

DIVIDENDS AND DISTRIBUTIONS. Each Portfolio intends to distribute annually to its shareholders substantially all of its net investment income and its net realized long and short term capital gains. Dividends from the net investment income of the U.S. Government Money Market Portfolio, the Investment Quality Bond Portfolio, and the Municipal Bond Portfolio are declared daily and paid monthly. Dividends from the net investment income of the remaining Portfolios are declared and paid annually. Distributions of any net realized long term and short term capital gains earned by a Portfolio will be made annually. Shares acquired by dividend and distribution reinvestment will not be subject to any CDSC. See "Dividends, Distributions and Taxes."

TAXATION. Each of the Portfolios intends to qualify as a regulated investment company for U.S. federal income tax purposes. As such, the Trust anticipates that no Portfolio will be subject to U.S. federal income tax on income and gains, if any, that are distributed to shareholders. It is expected that certain capital gains and certain dividends and interest earned by the International Equity Portfolio will be subject to foreign withholding taxes. These taxes may be deductible or creditable in whole or in part by shareholders of the Portfolio for U.S. federal income tax purposes. See "Dividends, Distributions and Taxes."

CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company ("State Street") acts as the custodian of the Trust's U.S. and non-U.S. assets and may employ sub-custodians outside the United States approved by the Trustees of the Trust in accordance with regulations of the Securities and Exchange Commission (the "SEC"). State Street also serves as the transfer agent for the Portfolios' shares. See "Custodian and Transfer Agent."

                            SUMMARY OF TRUST EXPENSES




                           U.S.
                           Government     Investment                   Large           Large
                           Money          Quality       Municipal      Capitalization  Capitalization  Small           International
                           Market         Bond          Bond           Value           Growth          Capitalization  Equity
                           Portfolio      Portfolio     Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
                           ---------      ---------     ---------      ---------       ---------       ---------       ---------

Shareholder Transaction
Expenses

  Maximum Sales Charge on
  Purchases of Shares
  (as a % of offering price)   None         None          None            None          None            None            None

  Sales Charge on Reinvested
  Dividends (as a % of
  offering price)              None         None          None            None          None            None            None

  Maximum Contingent
  Deferred Sales Charge
  (as a % of net asset value
  at the time of purchase
  or sale, whichever
  is less)(1)                    5%            5%            5%            5%             5%              5%               5%

  Exchange Fee                 None         None          None            None          None            None            None

Annual Portfolio
Operating Expenses
(as a percentage of
average net assets)

  Management Fees            .475%          .55%          .55%           .65%            .65%             .65%            .75%

  Distribution Expenses
   (Rule 12b-1)(2)(3)         1.0%           1.0%          1.0%          1.0%            1.0%             1.0%            1.0%

Other Expenses
(after reimbursement)        .65%           .65%          .65%           .65%            .65%             .65%            .65%
                             ---            ---           ---            ---             ---              ---             ---

Total Operating
Expenses(4)                  2.125%         2.20%         2.20%          2.30%           2.30%            2.30%          2.40%
(after reimbursement)

MANAGEMENT FEES AND OTHER EXPENSES: Each Portfolio pays the Manager a fee for its services that is computed daily and paid monthly at an annual rate ranging from .475% to .75% of the value of the average daily net assets of the Portfolio. The fees of each Advisor are paid by the Manager. The nature of the services provided to, and the aggregate management fees paid by, each Portfolio are described under "Management of the Trust." The expenses set forth in the above table reflect voluntary expense limitations currently in effect and can be changed at any time. The Class B shares intend to commence operation on January 1, 1999. Management Fees and Other Expenses are based on actual Class I expenses for fiscal 1998. In addition, expense offset arrangements with the Trust's Custodian Bank were in effect with respect to each Portfolio. The amount of the expense offset for each respective Portfolio was as follows: U.S. Government Money Market, 0%; Investment Quality Bond, 0.10%; Municipal Bond, 0.01%; Large Capitalization Value, 0%; Large Capitalization Growth, 0.07%; Small
Capitalization, 0%; and International Equity, 0.26%. Under applicable SEC regulations, the amount by which Portfolio expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." The .65% figure set forth above with respect to each Portfolio for "Other Expenses" above, reflects the actual "Other Expenses" of each respective Portfolio, plus the amount of the expense offset arrangement, reduced by the amount of the expense reimbursement. Without such voluntary waivers, expense assumptions and expense offsets, total operating expenses of each of the Portfolios for fiscal year 1999 are expected to be: U.S. Government Money Market Portfolio, 2.30%; Investment Quality Bond Portfolio, 2.37%; Municipal Bond Portfolio, 3.15%; Large Capitalization Value Portfolio, 2.39%; Large Capitalization Growth Portfolio, 2.25%; Small Capitalization Portfolio, 2.44%; and International Equity Portfolio, 2.96%. "Other Expenses" include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, a Portfolio's allocated portion of the costs associated with maintaining the Trust's legal existence and the costs involved in the Trust's communications with shareholders. Long-term shareholders of Class B may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

(1) The CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter.
(2) The 12b-1 fee is accrued daily and payable monthly. A portion of the 12b-1 fee payable equal to 0.25% of the average daily net assets is currently characterized as a service fee within the meaning of National Association of Securities Dealers, Inc. ("NASD") guidelines and are payments made for personal service and/or maintenance of shareholder accounts. The remainder of the 12b-1 fee is an asset-based sales charge, and is a distribution fee paid to the Distributor or other entities to compensate them for the services provided and the expenses borne by the Distributor and others in the distribution of the Portfolios' shares (see "Plan of Distribution").
(3) Upon conversion of Class B shares to Class I shares, such shares will not be subject to a 12b-1 fee. No sales charge is imposed at the time of conversion of Class B shares to Class I shares (see "Contingent Deferred Sales Charge - Conversion to Class I Shares").
(4) "Total Fund Operating Expenses," as shown above, are based upon the sum of 12b-1 Fees, Management Fees and "Other Expenses."

Example. The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Portfolios. These amounts are based upon (i) payment by the Portfolios of operating expenses at the levels set forth in the table above and (ii) the specific assumptions stated below:

A shareholder would pay the following  expenses on a $1,000 investment  assuming
(i) a 5% annual return and (ii) redemption at the end of each time period:



                 U.S.
              Government Investment                  Large          Large
                Money     Quality    Municipal  Capitalization  Capitalization      Small       International
                Market      Bond       Bond          Value         Growth      Capitalization       Equity
               Portfolio  Portfolio  Portfolio     Portfolio      Portfolio       Portfolio       Portfolio
               ---------  ---------  ---------     ---------      ---------       ---------       ---------

1 year           $73        $74        $75            $75            $75             $75             $76

3 years          110        112        115            115            115             115             118

5 years          137        141        146            146            146             146             151

10 years         246        253        264            264            264             264             274


A shareholder would pay the following  expenses on a $1,000 investment  assuming
(i) a 5% annual return and (ii) no redemption at the end of each time period:


                 U.S.
              Government Investment                  Large          Large
                Money     Quality    Municipal  Capitalization  Capitalization      Small       International
                Market      Bond       Bond          Value         Growth      Capitalization       Equity
               Portfolio  Portfolio  Portfolio     Portfolio      Portfolio       Portfolio       Portfolio
               ---------  ---------  ---------     ---------      ---------       ---------       ---------

1 year           $21        $22        $23            $23            $23             $23             $24

3 years           67         69         72             72             72              72              75

5 years          114        118        123            123            123             123             128

10 years         246        253        264            264            264             264             274

The purpose of these examples is to assist an investor in understanding various costs and expenses that an investor in a Portfolio will bear. THESE EXAMPLES SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, although the tables assume a 5% annual return, a Portfolio's actual performance will vary and may result in an actual return greater or less than 5%.

OBJECTIVES AND POLICIES OF THE PORTFOLIOS

Set forth below is a description of the investment objectives and policies of each Portfolio. There can be no assurance that any Portfolio will achieve its investment objectives. Further information about the investment policies of each Portfolio, including a list of those restrictions on its investment activities that cannot be changed without shareholder approval, appears in the Statement of Additional Information.

U.S. GOVERNMENT MONEY MARKET PORTFOLIO is advised by Sterling Capital Management Company. The Portfolio's investment objective is to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital by investing exclusively in short term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities") and repurchase agreements with respect to those securities. The Portfolio may purchase securities on a when-issued or delayed-delivery basis. See "Certain Securities and Investment Techniques." The Portfolio will invest only in securities that are purchased with and payable in U.S. dollars and that have remaining maturities of 397 days or less at the time of purchase. The Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less. All securities purchased by the Portfolio, including repurchase agreements, will present minimal credit risks in the opinion of the Advisor acting pursuant to criteria adopted by the Trust's Board of Trustees. The Portfolio follows these policies in order to maintain a constant net asset value of $1.00 per share, although there can be no assurance it can do so on a continuing basis. The Portfolio is not insured or guaranteed by the U.S. Government. The yield attained by the Portfolio may not be as high as that of other funds that invest in lower quality or longer term securities.

All investment decisions for the Portfolio are made by Sterling Capital Management Company's investment committee which is primarily responsible for management of the Portfolio.

INVESTMENT QUALITY BOND PORTFOLIO is advised by Fox Asset Management, Inc. ("Fox"). The Portfolio seeks, as its investment objectives, current income and reasonable stability of principal. The Portfolio seeks to achieve its objectives through investment in investment quality fixed income securities and the active management of such securities. The average maturity of the securities held by the Portfolio may be shortened, but not below three years, in order to preserve capital if the Advisor anticipates a rise in interest rates. Conversely, the average maturity may be lengthened, but not beyond ten years, to maximize returns if interest rates are expected to decline.

Under normal conditions, the Portfolio will invest at least 65% of its assets in debt instruments including U.S. Government Securities, corporate bonds, debentures, Eurodollar bonds, Yankee bonds and foreign currency denominated bonds. In addition, the Portfolio may invest in non-convertible fixed income preferred stock and mortgage pass-through securities. The Portfolio limits its investments to investment grade securities, which are securities rated within the four highest categories established by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), and unrated securities determined by the Advisor to be of comparable quality. The Portfolio is not obligated to dispose of securities that fall below such ratings due to changes made by the rating agencies subsequent to the purchase of the securities but will dispose of any such securities in order to limit its holdings of securities rated below Baa by Moody's or BBB by S&P to no more than 5% of its net assets. See the Appendix to the Statement of Additional Information for a description of Moody's and S&P ratings and "Risk Factors_Medium and Lower Rated and Unrated Securities" for a description of certain risks associated with securities in the fourth highest rating category. Although the Portfolio is authorized to hedge against unfavorable changes in interest rates by entering into interest rate futures contracts and purchasing and writing put and call options thereon, its Advisor has no present intention of using such techniques. The Portfolio also may engage in repurchase agreements, purchase temporary investments, purchase securities on a when-issued basis and lend its portfolio securities. See "Certain Securities and Investment Techniques."

The Portfolio is managed by J. Peter Skirkanich, John Sampson and James O'Mealia. Mr. Skirkanich is the President and Chief Investment Officer at Fox. He founded the firm in 1985. Mr. Sampson is a Managing Director and Director of Fixed Income Research at Fox. He joined the firm in 1998 from Pharos Management LLC, a consulting firm in fixed income investments. Mr. O'Mealia is a Managing Director of Fox. He joined the firm in 1998 from Sunnymeath Asset Management Inc., where he was President.

MUNICIPAL BOND PORTFOLIO is advised by OpCap Advisors. The Portfolio seeks, as its investment objective, a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital. The Portfolio seeks to achieve its objectives through investment in a diversified portfolio of general obligation, revenue and private activity bonds, including lease obligations, and notes that are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities, the interest on which, in the opinion of counsel to the issuer of the instrument, is excluded from gross income for federal income tax purposes ("Municipal Obligations"). See "Municipal Obligations" on page 16.

Portfolio composition generally covers a full range of maturities with broad geographic and issuer diversification. The Portfolio may also invest in variable rate Municipal Obligations, most of which permit the holder thereof to receive the principal amount on demand upon seven days' notice. The Portfolio will invest primarily in municipal bonds rated at the time of purchase within the four highest ratings assigned by Moody's, S&P or by Fitch Municipal Division ("Fitch") or, if unrated, which are of comparable quality in the opinion of OpCap Advisors. See the Appendix to the SAI for a description of such ratings and "Risk Factors_Medium and Lower Rated and Unrated Securities" for a description of certain risks associated with securities in the fourth highest rating category. The Portfolio is not obligated to dispose of securities that fall below such ratings due to changes made by the rating agencies subsequent to purchase of the securities but will dispose of any such securities in order to limit its holdings of securities rated below Baa by Moody's or BBB by S&P or Fitch to no more than 5% of its net assets.

It is a fundamental policy of the Portfolio that under normal circumstances at least 80% of its assets will be invested in Municipal Obligations. Also, at least 65% of its assets will be invested in bonds. The Portfolio will not invest more than 25% of its total assets in Municipal Obligations whose issuers are located in the same state. The Portfolio will also not invest more than 25% of its assets in private activity bonds of similar projects. It is possible that the Portfolio from time to time will invest more than 25% of its assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, industrial development bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project. In such circumstances, economic, business, political or other changes affecting one bond (such as proposed legislation affecting the financing of a project; shortages or price increases of needed materials; or declining markets or needs for the projects) might also affect other bonds in the same segment, thereby potentially increasing market risk.

The Portfolio may invest without limit in private activity bonds, although it does not currently expect to invest more than 20% of its total assets in private activity bonds. Dividends attributable to interest income on certain types of private activity bonds issued after August 7, 1986 to finance nongovernmental activities are a specific tax preference item for purposes of the federal individual and corporate alternative minimum tax.

When the Portfolio is maintaining a temporary defensive position, it may invest in short term investments, some of which may not be tax exempt. Securities eligible for short term investment by the Portfolio are tax exempt notes of municipal issuers having, at the time of purchase, a rating within the two highest grades of Moody's or S&P or, if not rated, having an issue of outstanding Municipal Obligations rated within the three highest grades by Moody's or S&P, and taxable short term instruments having quality characteristics comparable to those for Municipal Obligations. The Portfolio may invest in temporary investments for defensive reasons in anticipation of a market decline. At no time will more than 20% of the Portfolio's total assets be invested in temporary investments unless the Portfolio has adopted a defensive investment policy. The Portfolio will purchase tax exempt temporary investments pending the investment of the proceeds from the sale of the securities held by the Portfolio or from the purchase of the Portfolio's shares by investors or in order to have highly liquid securities available to meet anticipated redemptions. To the extent that the Portfolio holds temporary investments, it may not achieve its investment objective. The Portfolio may purchase securities on a when-issued basis, lend its portfolio securities and purchase stock index futures contracts and write options thereon. See "Certain Securities and Investment Techniques."

The Portfolio is managed by Matthew Greenwald, Vice President of Oppenheimer Capital, the parent of OpCap Advisors. Mr. Greenwald has been a fixed income portfolio manager and financial analyst for Oppenheimer Capital since 1989. From 1984-1989 he was a fixed income portfolio manager with PaineWebber's Mitchell Hutchins Asset Management.

LARGE CAPITALIZATION VALUE PORTFOLIO is advised by OpCap Advisors. The Portfolio seeks, as its investment objective, total return consisting of capital appreciation and dividend income by investing primarily in a diversified portfolio of highly liquid equity securities that, in the Advisor's opinion, have above average price appreciation potential at the time of purchase. For purposes of the Portfolio's investment policies, equity securities consist of common and preferred stock and securities such as bonds, rights and warrants that are convertible into common stock. In general, these securities are characterized as having above average dividend yields and below average price earnings ratios relative to the stock market in general, as measured by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). Other factors, such as earnings, the ability of the issuer to generate cash flow in excess of business needs and to sustain above average profitability, as well as industry outlook and market share, also are considered. Under normal conditions, at least 80% of the Portfolio's assets will be invested in common stocks. No less than 65% of the Portfolio's assets will be invested in common stocks of issuers with total market capitalization of $1 billion or greater at the time of purchase. The Portfolio may purchase temporary investments and purchase stock index futures contracts and purchase and write options thereon. The Portfolio also may lend its portfolio securities. See "Certain Securities and Investment Techniques."

The Portfolio is managed by Eileen  Rominger,  Managing  Director of Oppenheimer
Capital, the parent of OpCap Advisors. Ms. Rominger has been an analyst and portfolio manager at Oppenheimer Capital since 1981.

LARGE CAPITALIZATION GROWTH PORTFOLIO is advised by Harris Bretall Sullivan & Smith, L.L.C. ("Harris Bretall"). The Portfolio seeks capital appreciation by investing primarily in a diversified portfolio of common stocks that, in the Advisor's opinion, are characterized by a growth of earnings at a rate faster than that of the S&P 500. Dividend income is an incidental consideration in the selection of investments. In selecting securities for the Portfolio, the Advisor evaluates factors believed to be favorable to long-term capital appreciation including specific financial characteristics of the issuer such as historical earnings growth, sales growth, profitability and return on equity. The Advisor also analyzes the issuer's position within its industry as well as the quality and experience of the issuer's management. Under normal conditions, at least 80% of the Portfolio's assets will be invested in common stocks and at least 65% of the Portfolio's assets will be invested in common stocks of issuers with total market capitalization of $1 billion or greater at the time of purchase. Although the Portfolio is authorized to purchase temporary investments and purchase stock index futures contracts and purchase and write options thereon, its Advisor has no present intention of using such techniques during the coming year. The Portfolio also may lend its portfolio securities. See "Certain Securities and Investment Techniques."

Stock selections for the Portfolio will be made by the Strategy and Investment Committees of Harris Bretall. The Portfolio is managed by Jack Sullivan and Gordon Ceresino. Mr. Sullivan is a partner of Harris Bretall and has been associated with the firm since 1981. Mr. Ceresino is a Vice President of Harris Bretall and has been associated with the firm since 1991. Prior thereto, he was Senior Vice President of Capitol Associates and was responsible for sales and marketing.

SMALL CAPITALIZATION PORTFOLIO is advised by Thorsell, Parker Partners, Inc. (Prior to April 14, 1997, the Small Capitalization Portfolio was advised by Axe-Houghton Associates, Inc.). The Portfolio seeks, as its investment objective, maximum capital appreciation. Under normal conditions at least 80% of the Portfolio's assets will be invested in common stocks, at least 65% of the Portfolio's assets will be invested in common stock of issuers with total market capitalization of less than $1 billion and at least one third of the Portfolio's assets will be invested in common stocks of companies with total market capitalization of $550 million or less at the time of purchase. Dividend income is not a consideration in the selection of investments. In selecting investments for the Portfolio, the Advisor seeks small capitalization growth companies that it believes are undervalued in the marketplace. These companies typically are under-followed by investment firms and undervalued relative to their growth prospects. The Portfolio may also invest in companies that offer the possibility of accelerating earnings growth due to internal changes such as new product introductions, synergistic acquisitions or distribution channels or external changes affecting the marketplace for the company's products and services. External factors can be demographics, regulatory, legislative, technological, social or economic. Although the Portfolio is authorized to purchase temporary investments and purchase stock index futures contracts and purchase and write options thereon, its Advisor has no present intention of using such techniques during the coming year. The Portfolio also may lend its portfolio securities. See "Certain Securities and Investment Techniques."

The Portfolio is managed by Richard Thorsell. Mr. Thorsell has been Managing Partner of Thorsell since 1991.

INTERNATIONAL EQUITY PORTFOLIO is advised by Friends Ivory & Sime, Inc. The investment objective of the Portfolio is long-term capital appreciation. The Portfolio ordinarily invests at least 80% of its assets in equity securities of companies domiciled outside the United States. For purposes of the Portfolio's investment policies, equity securities consist of common and preferred stock and securities such as bonds, rights and warrants that are convertible into common stock. The Portfolio has no present intention of investing in bonds other than bonds convertible into common stock.

Under normal market conditions, at least 65% of the Portfolio's assets will be invested in securities of issuers domiciled in at least three foreign countries. The Portfolio may invest 25% or more of its total assets in securities of issuers domiciled in one country. The Portfolio presently intends to invest more than 25% of its total assets in Japan. Accordingly, the investment performance of the Portfolio will be subject to social, political and economic events occurring in Japan to a greater extent than those occurring in other foreign countries. Investments may be made in companies in developed as well as developing countries. It is the present intention of the Portfolio not to invest more than 20% of its total assets in securities of issuers located in developing countries. Investing in the equity markets of developing countries involves exposure to economies that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The Advisor attempts to limit exposure to investments in developing countries where both liquidity and sovereign risks are high. Although there is no established definition, a developing country is generally considered to be a country that is in the initial stages of its industrialization cycle with per capita gross national product of less than $5,000. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries, although securities traded in the former markets have provided higher rates of return to investors. For a discussion of the risks associated with investing in foreign securities, see "Risk Factors-Foreign Securities."

It is expected that the Portfolio will invest primarily in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"), which are U.S. dollar-denominated receipts, which represent and may be converted into the underlying foreign security, typically issued by domestic banks or trust companies that represent the deposit with those entities of securities of a foreign issuer. Issuers of the stock of ADRs or GDRs sponsored by banks or trust companies are not obligated to disclose material information in the United States and therefore, there may not be a correlation between such information and the market value of such ADRs or GDRs. ADRs or GDRs are publicly traded on exchanges or over-the-counter in the United States. The Portfolio may purchase temporary investments, lend its portfolio securities and purchase stock index futures contracts and purchase and write options thereon. See "Certain Securities and Investment Techniques."

John Stubbs, Chief Investment Officer ("CIO") and Chairman of the Investment Committee at Friends Ivory & Sime plc has been overseeing the management of the Portfolio since January 31, 1997. Mr. Stubbs has been CIO of Friends Ivory & Sime plc since April 1995. Previously, he was head of UK equities with Hermes Pensions Management Ltd. During his 29 year investment career Mr. Stubbs has managed money in most of the world's major markets. Individual stock selections are made by the following regional specialists: Dr. Michael Woodward, Thomas Maxwell, Julie Dent, James Anderson and Jonathan Harrison. Each of the regional specialists has been responsible for individual stock selections for the Portfolio since its inception, with the exception of Mr. Maxwell, who began on January 31, 1997. Prior to assuming the position of regional specialist for the Portfolio, each Portfolio regional specialist acted in the same capacity at Friends Ivory & Sime plc.

Except as indicated, the Portfolios' limitations on investments and investment policies are non-fundamental and can be changed without a vote of shareholders.

CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

TEMPORARY INVESTMENTS. For temporary defensive purposes during periods when the Advisor of a Portfolio, other than the U.S. Government Money Market Portfolio, believes, with the concurrence of the Manager, that pursuing the Portfolio's basic investment strategy may be inconsistent with the best interests of its shareholders, the Portfolio may invest up to 100% of its assets in the following money market instruments: U.S. Government Securities (including those purchased in the form of custodial receipts), repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper. In addition, for the same purposes the Advisor of the International Equity Portfolio may invest in obligations issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities that are rated at least AA by S&P or Aa by Moody's or, if unrated, are determined by the Advisor to be of equivalent quality. See "Foreign Securities" below. Each Portfolio also may hold a portion of its assets in money market instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investments in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis. A Portfolio's investment in any other short term debt instruments would be subject to the Portfolio's investment objectives and policies, and to approval by the Trust's Board of Trustees.

The Portfolios are intended primarily as vehicles for the implementation of a long term investment program utilizing asset allocation strategies. Because these asset allocation strategies are designed to spread investment risk across the various segments of the securities markets through investment in a number of Portfolios, each individual Portfolio generally intends to be substantially fully invested in accordance with its investment objectives and policies during most market conditions. Although the Advisor of a Portfolio may, upon the concurrence of the Manager, take a temporary defensive position during adverse market conditions, it can be expected that a defensive posture will be adopted less frequently than would be by other mutual funds. This policy may impede an Advisor's ability to protect a Portfolio's capital during declines in the particular segment of the market to which the Portfolio's assets are committed. Consequently, no single Portfolio should be considered a complete investment program. An investment among the Portfolios should be regarded as a long term commitment that should be held through several market cycles.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Each of the Portfolios may engage in repurchase agreement and (except for the U.S. Government Money Market Portfolio) reverse repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. A Portfolio may enter into repurchase agreements with respect to U.S. Government Securities with member banks of the Federal Reserve System and certain non-bank dealers approved by the Board of Trustees. The International Equity Portfolio will not engage in repurchase agreements with foreign brokers or dealers. Under each repurchase agreement, the selling institution is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Portfolio's Advisor, acting under the supervision of the Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those non-bank dealers with whom the Portfolio enters into repurchase agreements. A Portfolio will not invest in a repurchase agreement maturing in more than seven days if the investment, together with illiquid securities held by the Portfolio, exceeds 15% (10% for the U.S. Government Money Market Portfolio) of the Portfolio's total assets. See "Certain Investment Policies." In entering into a repurchase agreement, a Portfolio bears a risk of loss in the event that the other party to the transaction defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement. Under a reverse repurchase agreement, a Portfolio sells securities and agrees to repurchase them at a mutually agreed date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high grade securities having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Portfolio may decline more than or appreciate less than the securities the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities and the Portfolio's use of the proceeds of the reverse repurchase agreements may effectively be restricted pending such decisions. Reverse repurchase agreements create leverage, a speculative factor, and will be considered borrowings for purposes of a Portfolio's limitation on borrowing.

U.S. GOVERNMENT SECURITIES. Each Portfolio may invest in U.S. Government Securities, which are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some U.S. Government Securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and time of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Bank; (ii) the discretionary authority of the U.S. Government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association. No assurance can be given that the U.S. Government will provide financial support in the future to U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or any of its agencies, authorities or instrumentalities; and (ii) participation in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and, therefore, may be regarded as illiquid.

U.S. Government Securities may include zero coupon securities that may be purchased when yields are attractive and/or to enhance portfolio liquidity. Zero coupon U.S. Government Securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. Government Securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. Government Securities that make regular payments of interest. A Portfolio accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations, in which case the Portfolio will forego the purchase of additional income producing assets with these funds. Zero coupon U.S. Government Securities include STRIPS and CUBES, which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

CUSTODIAL RECEIPTS. Each Portfolio other than the U.S. Government Money Market Portfolio may acquire custodial receipts or certificates, such as CATS, TIGRs and FICO Strips, underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. The underwriters of these certificates or receipts purchase a U.S. Government Security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the U.S. Government Security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. Government Securities, described above. Although typically under the terms of a custodial receipt a Portfolio is authorized to assert its rights directly against the issuer of the underlying obligation, the Portfolio may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

LENDING PORTFOLIO SECURITIES. To generate income for the purpose of helping to meet its operating expenses, each Portfolio other than the U.S. Government Money Market Portfolio may lend securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of a Portfolio's assets taken at value. A Portfolio's loans of securities will be collateralized by cash, letters of credit or U.S. Government Securities. The cash or instruments collateralizing a Portfolio's loans of securities will be maintained at all times in a segregated account with the Portfolio's custodian, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. In lending securities to brokers, dealers and other financial organizations, a Portfolio is subject to risks, which, like those associated with other extensions of credit, include delays in recovery and possible loss of rights in the collateral should the borrower fail financially. State Street arranges for each Portfolio's securities loans and manages collateral received in connection with these loans. See "Management of the Trust-Administration."

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. To secure prices deemed advantageous at a particular time, each Portfolio may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment of or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. A Portfolio will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Portfolio may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The Portfolio will establish with its custodian, or with a designated sub-custodian, a segregated account consisting of cash, U.S. Government Securities or other liquid high grade debt obligations in an amount equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities purchased on a when-issued or delayed-delivery basis may expose a Portfolio to risk because the securities may experience fluctuations in value prior to their actual delivery. The Portfolio does not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself.

FIXED INCOME SECURITIES. The market value of fixed income obligations of the Portfolios will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Portfolios. The market value of the obligations held by a Portfolio can be expected to vary inversely to changes in prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, a Portfolio's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, a Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will tend to be invested in instruments producing lower yields than the balance of its portfolio, thereby reducing the Portfolio's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which a Portfolio may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities.

Ratings made available by S&P and Moody's are relative and subjective and are not absolute standards of quality. Although these ratings are initial criteria for the selection of portfolio investments, a Portfolio's Advisor also will make its own evaluation of these securities. Among the factors that will be considered are the long term ability of the issuers to pay principal and interest and general economic trends.

MUNICIPAL OBLIGATIONS. The term "Municipal Obligations" generally is understood to include debt obligations issued to obtain funds for various public purposes, the interest on which is, in the opinion of bond counsel to the issuer, excluded from gross income for federal income tax purposes. In addition, if the proceeds from private activity bonds are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, the interest paid on such bonds may be excluded from gross income for federal income tax purposes, although current federal tax laws place substantial limitations on the size of these issues.

The two principal classifications of Municipal Obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or the specific revenue source, but not from the general taxing power. Sizable investments in these obligations could involve an increased risk to the Portfolio should any of the related facilities experience financial difficulties. Private activity bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Included within the revenue bonds category are participations in lease obligations or installment purchase contracts (hereinafter collectively called "lease obligations") of municipalities. States and local agencies or authorities issue lease obligations to acquire equipment and facilities.

Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Lease obligations and conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer), have developed as a means for government issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

In addition, lease obligations may not have the depth of marketability associated with other municipal obligations, and as a result, certain of such lease obligations may be considered illiquid securities. To determine whether or not the Municipal Bond Portfolio will consider such securities to be illiquid (the Portfolio may not invest more than 15% of its net assets in illiquid securities), the following guidelines have been established to determine the liquidity of a lease obligation. The factors to be considered in making the determination include: (1) the frequency of trades and quoted prices for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications.

MORTGAGE RELATED SECURITIES. The Investment Quality Bond Portfolio may invest in mortgage related securities including modified pass-through certificates. There are several risks associated with mortgage related securities generally. One is that the monthly cash inflow from the underlying loans may not be sufficient to meet the monthly payment requirements of the mortgage related security.

Prepayment of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage related security. Early returns of principal will affect the average life of the mortgage related securities remaining in the Portfolio. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Portfolio. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Portfolio will have to reinvest the proceeds of prepayments at lower interest rates than those at which the assets were previously invested. If this occurs, the Portfolio's yield will correspondingly decline. Thus, mortgage related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable maturity, although these securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that the Portfolio purchases mortgage related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

The Investment Quality Bond Portfolio may invest in a type of mortgage-backed security known as modified pass-through certificates. Each certificate evidences an interest in a specific pool of mortgages that have been grouped together for sale and provides investors with payments of interest and principal. The issuer of modified pass-through certificates guarantees the payment of the principal and interest whether or not the issuer has collected such amounts on the underlying mortgage.

The average life of these securities varies with the maturities of the underlying mortgage instruments (generally up to 30 years) and with the extent of prepayments or the mortgages themselves. Any such prepayments are passed through to the certificate holder, reducing the stream of future payments. Prepayments tend to rise in periods of falling interest rates, decreasing the average life of the certificate and generating cash which must be invested in a lower interest rate environment. This could also limit the appreciation potential of the certificates when compared to similar debt obligations which may not be paid down at will, and could cause losses on certificates purchased at a premium or gains on certificates purchased at a discount. Government National Mortgage Association ("Ginnie Mae") certificates represent pools of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veteran's Administration. The guarantee of payments under these certificates is backed by the full faith and credit of the United States. Federal National Mortgage Association ("Fannie Mae") is a government-sponsored corporation owned entirely by private stockholders. The guarantee of payments under these instruments is that of Fannie Mae only. They are not backed by the full faith and credit of the United States but the U.S. Treasury may extend credit to Fannie Mae through discretionary purchases of its securities. The U.S. Government has no obligation to assume the liabilities of Fannie Mae. Federal Home Loan Mortgage Corp. ("Freddie Mac") is a corporate instrumentality of the United States government whose stock is owned by the Federal Home Loan Banks. Certificates issued by Freddie Mac represent interest in mortgages from its portfolio. Freddie Mac guarantees payments under its certificates but this guarantee is not backed by the full faith and credit of the United States and Freddie Mac does not have authority to borrow from the U.S. Treasury.

The coupon rate of these instruments is lower than the interest rate on the underlying mortgages by the amount of fees paid to the issuing agencies, usually approximately 1/2 of 1%. Mortgage-backed securities, due to the scheduled periodic repayment of principal, and the possibility of accelerated repayment of underlying mortgage obligations, fluctuate in value in a different manner than other, non-redeemable debt securities.

CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage related securities. Although the Portfolio is authorized to invest in CMOs, it has no present intention of doing so.

FUTURES CONTRACTS AND RELATED OPTIONS. Each Portfolio other than the U.S. Government Money Market Portfolio may enter into futures contracts and purchase and write (sell) options on these contracts, including but not limited to interest rate, securities index and foreign currency futures contracts and put and call options on these futures contracts. These contracts will be entered into only upon the concurrence of the Manager that such contracts are necessary or appropriate in the management of the Portfolio's assets. These contracts will be entered into on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. These transactions may be entered into for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Portfolio intends to purchase.

So long as Commodities Futures Trading Commission rules so require, a Portfolio will not enter into any financial futures or options contract unless such transactions are for bona-fide hedging purposes or for other purposes only if the aggregate initial margins and premiums required to establish such non-hedging positions would not exceed 5% of the liquidation value of the Portfolio's total assets. All futures and options on futures positions will be covered by owning the underlying security or segregation of assets. With respect to long positions in a futures contract or option (e.g., futures contracts to purchase the underlying instrument and call options purchased or put options written on these futures contracts or instruments), the underlying value of the futures contract at all times will not exceed the sum of cash, short term U.S. debt obligations or other high quality obligations set aside in a segregated account with the Trust's Custodian for this purpose.

A  Portfolio  may  lose  the  expected  benefit  of  these  futures  or  options transactions and may incur losses if the prices of the underlying commodities move in an unanticipated manner. In addition, changes in the value of the Portfolio's futures and options positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities. Successful use of futures and related options is subject to an Advisor's ability to predict correctly movements in the direction of the securities markets generally, which ability may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures and options contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or a linked exchange), and as a result of daily price fluctuation limits there can be no assurance that an offsetting transaction could be entered into at an advantageous price at any particular time. Consequently, a Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or a Portfolio may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.

GOVERNMENT STRIPPED MORTGAGE RELATED SECURITIES. Although the Investment Quality Bond Portfolio may invest in certain government stripped mortgage related securities issued and guaranteed by GNMA, FNMA or FHLMC, it has no present intention of doing so.

RISK FACTORS

MEDIUM AND LOWER RATED AND UNRATED SECURITIES. Securities rated in the fourth highest category by S&P or Moody's, although considered investment grade, have speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than is the case with respect to issuers of higher grade bonds.

Subsequent to its purchase by a Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require sale of these securities by the Portfolio, but the Advisor will dispose of any such securities in order to limit the holdings by a Portfolio of securities rated below Baa by Moody's or BBB by S & P to no more than 5% of its net assets. It is the intention of the Portfolios to invest no more than 5% of their respective net assets in debt securities rated below Baa by Moody's or BBB by S & P (commonly known as "high yield" or "junk bonds").

NON-PUBLICLY TRADED SECURITIES. Each Portfolio may invest in non-publicly traded securities, which may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolios. In addition, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded.

SMALL CAPITALIZATION COMPANIES. Smaller capitalization companies may experience higher growth rates and higher failure rates than do larger capitalization companies. Companies in which the Small Capitalization Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

FOREIGN SECURITIES. All the Portfolios except for the U.S. Government Money Market Portfolio and the Municipal Bond Portfolio may invest in foreign securities. The Investment Quality Bond Portfolio and the Large Capitalization Value Portfolio do not intend to invest more than 20% of their respective total assets in foreign securities. The Large Capitalization Growth Portfolio and the Small Capitalization Portfolio do not intend to purchase foreign securities in an amount more than 5% of each Portfolio's total assets. The International Equity Portfolio expects to invest at least 80% of its assets in foreign securities. Investing in securities issued by foreign companies and governments involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. Government and domestic corporations. Less information may be available about foreign companies than about domestic companies and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions and custody fees are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance settlement periods. Many European countries are about to adopt a single European Currency, the euro ("the Euro Conversion"). The consequences of the Euro Conversion for foreign exchange rates, interest rates and the value of European Securities eligible for purchase by the Portfolios are presently unclear. Such consequences may adversely affect the value and/or increase the volatility of securities held by the Portfolios.

CURRENCY EXCHANGE RATES. A Portfolio's share value may change significantly when the currencies, other than the U.S. dollar, in which the Portfolio's investments are denominated strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

FORWARD CURRENCY CONTRACTS. Each Portfolio that may invest in foreign currency-denominated securities may hold currencies to meet settlement requirements for foreign securities and may engage in currency exchange transactions in order to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Portfolio's securities are or may be denominated. Forward currency contracts are agreements to exchange one currency for another-for example, to exchange a certain amount of U.S. dollars for a certain amount of French francs at a future date. The date (which may be any agreed-upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated with a currency trader and fixed for the term of the contract at the time that the Portfolio enters into the contract. To assure that a Portfolio's forward currency contracts are not used to achieve investment leverage, the Portfolio will segregate cash or high grade securities with its custodian in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these contracts.

In hedging specific portfolio positions, a Portfolio may enter into a forward contract with respect to either the currency in which the positions are denominated or another currency deemed appropriate by the Portfolio's Advisor. The amount the Portfolio may invest in forward currency contracts is limited to the amount of the Portfolio's aggregate investments in foreign currencies. Risks associated with entering into forward currency contracts include the possibility that the market for forward currency contracts may be limited with respect to certain currencies and, upon a contract's maturity, the inability of a Portfolio to negotiate with the dealer to enter into an offsetting transaction. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. In addition, the correlation between movements in the prices of those contracts and movements in the price of the currency hedged or used for cover will not be perfect. There is no assurance that an active forward currency contract market will always exist. These factors will restrict a Portfolio's ability to hedge against the risk of devaluation of currencies in which a Portfolio holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular security. See the Statement of Additional Information for further information concerning forward currency contracts. See also "Certain Securities and Investment Techniques-Futures Contracts and Related Options" on page 18 and "Certain Investment Policies-Portfolio Turnover" on page 22.

YEAR 2000. The investment management services provided to the Trust by the Manager and the Advisors and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure, as well as others, could have a negative impact on the handling of securities trades, pricing and account services. The Manager, the Advisors, the Distributor, the Transfer Agent, and other Trust service providers have been actively working on necessary changes in their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other noncomplying computer systems will not inpair their services at that time.

In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Trust's investments my be adversely affected.

CERTAIN INVESTMENT POLICIES

FUNDAMENTAL POLICIES. The Trust on behalf of each Portfolio has adopted certain investment restrictions that are enumerated in detail in the Statement of Additional Information. Among other restrictions, each Portfolio may not, with respect to 75% of its total assets taken at market value, invest more than 5% of its total assets in the securities of any one issuer, except U.S. Government Securities, or acquire more than 10% of any class of the outstanding voting securities of any one issuer. In addition, except as described above with respect to the Municipal Bond Portfolio, each Portfolio may not invest 25% or more of its total assets in securities of issuers in any one industry. The Trust on behalf of a Portfolio may borrow money as a temporary measure from banks in an aggregate amount not exceeding one-third of the value of the Portfolio's total assets to meet redemptions and for other temporary or emergency purposes not involving leveraging. A Portfolio may not purchase securities while borrowings exceed 5% of the value of the Portfolio's assets. The Portfolios each may purchase securities which are not registered under the Securities Act of 1933 ("1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Portfolio's Adviser, acting under guidelines approved and monitored by the Board, which has the ultimate responsibility for any determination regarding liquidity, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in each of the Portfolios during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The ability to sell to qualified institutional buyers under Rule 144A is a recent development and it is not possible to predict how this market will develop. The Board will carefully monitor any investments by each of the Portfolios in these securities.

The investment restrictions listed above as well as the Portfolios' investment objectives are fundamental policies and accordingly may not be changed with respect to any Portfolio without the approval of a majority of the outstanding shares of that Portfolio, as defined in the Investment Company Act of 1940 (the "1940 Act").

NON-FUNDAMENTAL POLICIES. A Portfolio will not invest more than 15% (10% with respect to the U.S. Government Money Market Portfolio) of the value of its net assets in securities that are illiquid, including certain government stripped mortgage related securities, repurchase agreements maturing in more than seven days and that cannot be liquidated prior to maturity and securities that are illiquid by virtue of the absence of a readily available market. Securities that have legal or contractual restrictions on resale but have a readily available market are deemed not illiquid for this purpose. These policies are not fundamental and may be changed by the Board of Trustees.

Portfolio Turnover

Active trading will increase a Portfolio's rate of turnover, certain transaction expenses and the incidence of short term capital gains taxable as ordinary income. An annual turnover rate of 100% would occur when all the securities held by the Portfolio are replaced one time during a period of one year. The Advisor of the International Equity Portfolio anticipates that the annual turnover in that Portfolio will not be in excess of 100%. The Advisor of the Small Capitalization Portfolio anticipates that the annual turnover in that Portfolio will not be in excess of 150%. The Advisors of each of the other Portfolios anticipate that the annual turnover in those Portfolios will not exceed 80%. The U.S. Government Money Market Portfolio's turnover is expected to be zero for regulatory reporting purposes.

MANAGEMENT OF THE TRUST

Board of Trustees

Overall responsibility for management and supervision of the Trust and the Portfolios rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Trust and the Portfolios, including agreements with the Trust's distributor, custodian, transfer agent, the Manager, Advisors and administrator. One of the Trustees and all of the Trust's executive officers are affiliated with the Manager. The Statement of Additional Information contains background information regarding each Trustee and executive officer of the Trust.

Investment Manager

Saratoga Capital Management, a registered investment advisor, located at 1501 Franklin Avenue, Mineola, New York, 11501-4803, serves as the Trust's Manager.

Saratoga Capital Management is a Delaware general partnership which is owned by certain executives of Saratoga Capital Management and by Mr. Ronald J. Goguen, whose address is Major Drilling Group International Inc., 111 St. George Street, Suite 200, Moncton, New Brunswick, Canada E1C177, Mr. John Schiavi, whose address is Schiavi Enterprises, 985 Main Street, Oxford, Maine 04270, and Mr. Thomas Browne, whose address is Pontil PTY Limited, 14 Jannali Road, Dubbo, NSW Australia 2830.

The Trust has entered into an investment management agreement (the "Management Agreement") with the Manager which, in turn, has entered into an advisory agreement ("Advisory Agreement") with each Advisor selected for the Portfolios. It is the Manager's responsibility to select, subject to the review and approval of the Board of Trustees, Advisors who have distinguished themselves by able performance in their respective areas of expertise in asset management and to review their continued performance.

Subject to the supervision and direction of the Trust's Board of Trustees, the Manager provides to the Trust investment management evaluation services principally by performing initial due diligence on prospective Advisors for each Portfolio and thereafter monitoring Advisor performance. In evaluating prospective Advisors, the Manager considers, among other factors, each Advisor's level of expertise, relative performance and consistency of performance to investment discipline or philosophy; personnel and financial strength; and quality of service and client communications. The Manager has responsibility for communicating performance expectations and evaluations to the Advisors and ultimately recommending to the Board of Trustees of the Trust whether the Advisors' contracts should be renewed, modified or terminated. The Manager provides reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. The Manager is also responsible for conducting all operations of the Trust except those operations contracted to the Advisors, custodian, distributor, transfer agent and administrator. Each Portfolio pays the Manager a fee for its services that is computed daily and paid monthly at the annual rate specified below of the value of the average net assets of the Portfolios. The Manager pays a portion of its fee to each Advisor for the advisory services provided to the Portfolio that is computed daily and paid monthly at the annual rate specified below of the value of the Portfolio's average daily net assets:


                                                              Portion
                                                              of the
                                                              Manager's
                                              Manager's       Fee Paid
Portfolio                                     Fee             to the Advisor
---------                                     ---             --------------
U.S. Government Money market Portfolio......  .475%              .125%
Investment Quality Bond Portfolio...........   .55%               .20%
Municipal Bond Portfolio....................   .55%               .20%
Large Capitalization Value Portfolio........   .65%               .30%
Large Capitalization Growth Portfolio.......   .65%               .30%
Small Capitalization Portfolio..............   .65%               .30%
International Equity Portfolio..............   .75%               .40%


The Manager, subject to the approval of the Trustees, appoints investment advisers, enters into investment advisory agreements, and may amend existing investment advisory agreements without shareholder approval whenever the Manager and the Trustees believe such actions will benefit a Portfolio and its shareholders. The Board of Trustees evaluates and approves all new investment advisory agreements between the Manager and the Advisors. This policy provides the Manager with flexibility and eliminates the unnecessary delay and expense associated with holding shareholder meetings. The total amount of investment managment fees payable by each Portfolio to the Manager cannot be changed without shareholder approval.

In addition, the Manager may provide some or all of the following administrative services to the Trust including but not limited to: the preparation of investment questionnaires and investment literature, answering inquiries regarding the Trust and its special features, other client communications, and other permissable administrative services.

Advisors

The Advisors have agreed to the foregoing fees, which are generally lower than the fees they charge to institutional accounts for which they serve as investment advisor and perform all administrative functions associated with serving in that capacity in recognition of the reduced administrative responsibilities they have undertaken with respect to the Portfolios. Subject to the supervision and direction of the Manager and, ultimately, the Board of Trustees, each Advisor's responsibilities are to manage the securities held by the Portfolio it serves in accordance with the Portfolio's stated investment objective and policies, make investment decisions for the Portfolio and place orders to purchase and sell securities on behalf of the Portfolio.

The following sets forth certain information about each of the Advisors:

OpCap Advisors ("OpCap"), a registered investment advisor, located at One World Financial Center, New York, NY 10281, serves as Advisor to the Municipal Bond Portfolio and Large Capitalization Value Portfolio. OpCap is a majority owned subsidiary of Oppenheimer Capital, a registered investment advisor, founded in 1968. PIMCO Advisors, L.P. ("PIMCO"), a publicly traded money management firm, and its affiliate, PA Holdings, Inc., hold a 33% interest in Oppenheimer Capital, and Oppenheimer Capital, L.P., a Delaware limited partnership whose units are traded on the New York Stock Exchange and of which Oppenheimer Financial Corp is the sole general partner, owns the remaining 67% interest. PIMCO and PA Holdings also own a 1% interest in OpCap Advisors and a 1% interest in Oppenheimer Capital, L.P. As of September 30, 1998, Oppenheimer Capital and its subsidiary OpCap had assets under management of approximately $58 billion.

Fox Asset Management, Inc. ("Fox"), a registered investment advisor, serves as Advisor to the Investment Quality Bond Portfolio. Fox was formed in 1985. Fox is owned by its current employees, with a controlling interest held by J. Peter Skirkanich, President, Managing Director and Chairman of Fox's Investment Committee. Fox is located at 44 Sycamore Avenue, Little Silver, NJ 07739. As of September 30, 1998, assets under management by Fox were approximately $4.5 billion.

Harris Bretall Sullivan & Smith, L.L.C. ("Harris Bretall"), a registered investment advisor, serves as Advisor to the Large Capitalization Growth Portfolio. The firm's predecessor, Harris Bretall Sullivan & Smith, Inc., was founded in 1971. Value Asset Management, Inc., a holding company owned by BancBoston Ventures, Inc., is the majority owner. Located at One Post Street, San Francisco, CA 94104, the firm managed assets of approximately $2.6 billion as of September 30, 1998.

Thorsell, Parker Partners, Inc. ("Thorsell"), a registered investment advisor serves as Advisor to the Small Capitalization Portfolio. The firm is located at 265 Post Road West, Westport, Connecticut 06880. Thorsell is owned by its current employees with a controlling interest (approximately 70%) held by Richard L. Thorsell. As of September 30, 1998, the firm had approximately $352 million of assets under management.

Sterling Capital Management Company ("Sterling"), a registered investment advisor, is the Advisor to the U.S. Government Money Market Portfolio. Sterling is a North Carolina corporation formed in 1970 and located at One First Union Center, 301 S. College Street, Suite 3200, Charlotte, NC 28202. Sterling is a wholly-owned subsidiary of United Asset Management Corporation and provides investment management services to corporations, pension and profit-sharing plans, trusts, estates and other institutions and individuals. As of September 30, 1998, Sterling had approximately $2.8 billion in assets under management. Since 1982, Sterling has been involved with the distribution of the North Carolina Capital Management Trust, a money market mutual fund offered exclusively to public units in the state, the first such fund to be registered with the Securities and Exchange Commission. As of September 30, 1998, the asset value of this fund was approximately $2.9 billion.

Friends Ivory & Sime, Inc. ("FIS"), a registered investment advisor, is the Advisor to the International Equity Portfolio and, in connection therewith, has entered into a sub-investment advisory agreement with Friends Ivory & Sime plc of London, England. Pursuant to such sub-investment advisory agreement, Friends Ivory & Sime plc performs investment advisory and portfolio transaction services for such Portfolio. While Friends Ivory & Sime plc is responsible for the day-to-day management of the Portfolio's assets, FIS reviews investment performance, policies and guidelines, facilitates communication between Friends Ivory & Sime plc and the Manager and maintains certain books and records. As compensation for its services as investment advisor, the Manager pays FIS a monthly fee at the annual rate of .40% of the average daily net assets of the International Equity Portfolio. As compensation for its services, Friends Ivory & Sime plc receives from FIS 78% of the net monthly fees paid by the Manager to FIS pursuant to the Investment Advisory Agreement between the Manager and FIS.

FIS (formerly Ivory & Sime International, Inc.) was organized in 1978, and as of February, 1998 is a wholly-owned subsidiary of Friends Ivory & Sime plc. FIS offers clients in the United States the services of Friends Ivory & Sime plc in global securities markets. Friends Ivory & Sime plc is a subsidiary of Friends Provident Group. Friends Provident was founded in 1832, and is a mutual life assurance company registered in England. As of September 30, 1998, the firm and its affiliates managed approximately $40 billion of global equity investments. FIS is located at One World Trade Center, Suite 2101, New York, NY 10048, and Friends Ivory & Sime plc is located at Princes Court, 7 Princes Street, London, England EC2R8AQ.

Administration

State Street Bank and Trust Company ("State Street"), located at One Heritage Drive, North Quincy, Massachusetts 02171, calculates the net asset value of the Portfolios' shares and creates and maintains the Trust's financial records required by Section 31 of the 1940 Act.

Unified Fund Services, Inc. provides administrative services and manages the administrative affairs of the Trust pursuant to an Administration Agreement with the Trust. Such services include the preparation of proxy statements and reports filed with federal and state securities commissions (except to the extent that the participation of independent accountants and attorneys is, in the opinion of Unified Fund Services, Inc., necessary or desirable), preparation of materials for regular and special meetings of the Board of Trustees of the Trust, and supervising the determination of the net asset value of the Trust's Portfolios. For these services, each Portfolio pays Unified Fund Services, Inc. an annual rate of .12% of the Portfolio's average daily net assets per year with a monthly cap.

Expenses of The Portfolios

Each Portfolio bears its own expenses, which generally include all costs not specifically borne by the Manager, the Advisors, State Street and Unified Fund Services, Inc. as Administrator to the Trust. Included among a Portfolio's expenses are: costs incurred in connection with the Portfolio's organization; investment management and administration fees; fees for necessary professional and brokerage services; fees for any pricing service; costs of the determination of net asset value; the costs of regulatory compliance; and costs associated with maintaining the Trust's legal existence and shareholder relations. The Trust's agreement with the Manager provides that the Manager will reduce its fees to a Portfolio to the extent required by applicable state laws for certain expenses that are described in the Statement of Additional Information.

Portfolio Transactions

To the extent consistent with the applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC under the 1940 Act, the Board of Trustees of the Trust has determined that brokerage transactions for a Portfolio may be executed through affiliated broker-dealers if, in the judgment of the Advisor, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers. When selecting broker-dealers, the Advisors may consider their record of sales of shares of the Portfolios.

PURCHASE OF SHARES

General

Purchases of shares of a Portfolio must be made through an entity having a sales agreement with Unified Management Corporation, the Trust's general distributor (the "Distributor") ("Dealers"), or directly through the Distributor.

The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad choices available. The Trust offers several Classes of shares to investors designed to provide them with the flexibility of selecting an investment best suited to their needs.

The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolios. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor's account.

CONTINGENT DEFERRED SALES CHARGE

Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be invested in the Trust. A CDSC, however, will be imposed on most shares redeemed within six years after purchase. The CDSC will be imposed on any redemption of shares if after such redemption the aggregate current value of an account with the Trust falls below the aggregate amount of the investor's purchase payments for shares made during the six years preceding the redemption. In addition, shares are subject to an annual 12b-1 fee of 1.0% of the average daily net assets.

Shares of the Trust which are held for six years or more after purchase will not be subject to any CDSC upon redemption. Shares redeemed earlier than six years after purchase may, however, be subject to a CDSC which will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The size of this percentage will depend upon how long the shares have been held, as set forth in the following table:

 Year Since
 Purchase                                   CDSC as a Percentage
Payment Made                                 of Amount Redeemed
------------                                 ------------------

First...........................................     5.0%
Second..........................................     4.0%
Third...........................................     4.0%
Fourth..........................................     3.0%
Fifth...........................................     2.0%
Sixth...........................................     1.0%
Seventh and thereafter..........................     None

CDSC Waivers. A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the six years preceding the redemption; (ii) the current net asset value of shares purchased more than six years prior to the redemption; and (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii), and (iii) above (in that order) are redeemed first.

In addition, the CDSC, if otherwise applicable, will be waived in the case of:

         (1) redemptions of shares held at the time a shareholder dies or becomes disabled, only if the shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code ("403(b) Custodial Account"), provided in either case that the redemption is requested within one year of the death or initial determination of disability;

         (2) redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA or 403(b) Custodial Account following attainment of age 70 1/2; or (c) a tax-free return of an excess contribution to an IRA;

         (3)  certain  redemptions   pursuant  to  the  Portfolio's   Systematic
Withdrawal Plan (see "Redemption of Shares - Systematic Withdrawal Plan").

With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Internal Revenue Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term "distribution" does not encompass a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of written confirmation of the shareholder's entitlement.

Conversion to Class I Shares. Class B shares will convert automatically to Class I shares, based on the relative net asset values of the shares of the two Classes on the conversion date, which will be approximately eight (8) years after the date of the original purchase, or if acquired through an exchange or a series of exchanges, from the date the original shares were purchased. The conversion of shares will take place in the month following the eighth anniversary of the purchase. There will also be converted at that time such proportion of shares acquired through automatic reinvestment of dividends and distributions owned by the shareholder as the total number of his or her shares converting at the time bears to the total number of outstanding shares purchased and owned by the shareholder.

Effectiveness of the conversion feature is subject to the continuing availability of a ruling of the Internal Revenue Service or an opinion of counsel that (i) the conversion of shares does not constitute a taxable event under the Internal Revenue Code, (ii) Class I shares received on conversion will have a basis equal to the shareholder's basis in the converted shares immediately prior to the conversion, and (iii) Class I shares received on conversion will have a holding period that includes the holding period of the converted shares. The conversion feature may be suspended if the ruling or opinion is no longer available. In such event, shares would continue to be subject to 12b-1 fees.

PLAN OF DISTRIBUTION

The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act with respect to the distribution of shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 1.0% of the average net assets. Up to 0.25% of average daily net assets may be paid directly to the Manager for support services. The fee is treated by each Portfolio as an expense in the year it is accrued. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

Additional amounts paid under the Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of Dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolios' shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate Dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

At any given time, the expenses in distributing shares of each Portfolio may be in excess of the total of (i) the payments made by the Portfolio pursuant to the Plan, and (ii) the proceeds of CDSCs paid by investors upon the redemption of shares. For example, if $1 million in expenses in distributing shares of a Portfolio had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. Because there is no requirement under the Plan that the Distributor or other entities be reimbursed for all distribution expenses or any requirement that the Plan be continued from year to year, such excess amount does not constitute a liability of the Portfolio. Although there is no legal obligation for the Portfolio to pay expenses incurred in excess of payments made to the Distributor under the Plan, and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs. If expenses in distributing shares are less than payments made for distributing shares, the Distributor or other entities will retain the full amount of the payments.

Continuous Offering

The Trust offers its shares for sale to the public on a continuous basis. The offering price is the net asset value per share next determined after receipt of an order by the Distributor. Shareholders will not receive share certificates because the Trust does not issue share certificates.

The Trust offers an Automatic Investment Plan under which purchase orders of $100 or more may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder's designated account. For further information regarding the Automatic Investment Plan, shareholders should contact their Dealer or the Trust at 800-807-FUND (800-807-3863).

For Class B shares of the Trust, the minimum initial investment in the Trust is $10,000 and the minimum investment in any individual Portfolio (other than the U.S. Government Money Market Portfolio) is $250; there is no minimum investment for the U.S. Government Money Market Portfolio. For employees and relatives of: the Manager, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment is $1,000 with no individual Portfolio minimum. There is no minimum initial investment for employee benefit plans, associations, and individual retirement accounts. The minimum subsequent investment in the Trust is $100 and there is no minimum subsequent investment for any Portfolio. The Trust reserves the right at any time to vary the initial and subsequent investment minimums.

The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees of the Trust whenever the Board judges it to be in the best interest of the Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.

The Distributor will from time to time provide compensation to Dealers in connection with sales of shares of the Trust including promotional gifts (including gift certificates, dinners and other items), financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns.

REDEMPTION OF SHARES

Redemption in General

Shares of a Portfolio may be redeemed at no charge on any day that the Portfolio calculates its net asset value as described below under "Net Asset Value."
Redemption requests received in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day less the amount of any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value next determined less the amount of any applicable CDSC. A Portfolio is required to transmit redemption proceeds for credit to the shareholder's account at no charge within seven days after receipt of a redemption request. A shareholder who pays for Portfolio shares by personal check will be credited with the proceeds of a redemption of those shares when the purchase check has been collected, which may take up to 15 days. Shareholders who anticipate the need for more immediate access to their investment should purchase shares by Federal funds or bank wire or by a certified or cashier's check.

Redemption requests may be given to the shareholder's Dealer (who is responsible for transmitting them to the Trust's Transfer Agent) or directly to the Transfer Agent, if the shareholder purchased shares directly from the Distributor. In order to be effective, a redemption request of a shareholder other than an individual may require the submission of documents commonly required to assure the safety of a particular account.

The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.

If the Board of Trustees determines that it would be detrimental to the best interests of a Portfolio's shareholders to make a redemption payment wholly in cash, the Portfolio may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Portfolio's net assets by a distributions in kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions in kind of portfolio securities may incur brokerage commissions when subsequently disposing of those securities.

Certain requests require a signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee in the discretion of the Trust or Transfer Agent):

1.  Re-registration of the account.
2.  Changing bank wiring instructions on the account.
3.  Name change on the account.
4.  Setting up/changing systematic withdrawal plan to a secondary address.
5.  Redemptions greater than $25,000.
6. Any redemption check that is made payable to someone other than the shareholder(s).
7. Any redemption check that is being mailed to a different address than the address of record.

You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

Systematic Withdrawal Plan. A systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders. Any Portfolio from which redemptions will be made pursuant to the Plan will be referred to as a "SWP Portfolio". The Withdrawal Plan provides for monthly, quarterly, semi- annual or annual payments in any amount not less than $25, or in any whole percentage of the value of the SWP Portfolio's shares, on an annualized basis. Any applicable CDSC will be imposed on shares redeemed under the Withdrawal Plan (see "Purchase of Fund Shares"), except that the CDSC, if any, will be waived on redemptions under the Withdrawal Plan of up to 12% annually of the value of each SWP Portfolio account, based on the Share values next determined after the shareholder establishes the Withdrawal Plan. Redemptions for which this CDSC waiver policy applies may be in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Under this CDSC waiver policy, amounts withdrawn each period will be paid by first redeeming shares not subject to a CDSC because the shares were purchased by the reinvestment of dividends or capital gains distributions, the CDSC period has elapsed or some other waiver of the CDSC applies. If shares subject to a CDSC must be redeemed, shares held for the longest period of time will be redeemed first followed by shares held the next longest period of time until shares held the shortest period of time are redeemed. Any shareholder participating in the Withdrawal Plan will have sufficient shares redeemed from his or her account so that the proceeds (net of any applicable CDSC) to the shareholder will be the designated monthly, quarterly, semi-annual or annual amount.

A shareholder may suspend or terminate participation in the Withdrawal Plan at any time. A shareholder who has suspended participation may resume payments under the Withdrawal Plan, without requiring a new determination of the account value for the 12% CDSC waiver. The Withdrawal Plan may be terminated or revised at any time by the Portfolios.

The addition of a new SWP Portfolio will not change the account value for the 12% CDSC waiver for the SWP Portfolios already participating in the Withdrawal Plan.

Withdrawal Plan payments should not be considered dividends, yields or income. If periodic Withdrawal Plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes. Shareholders should contact their Dealer representative or the Manager for further information about the Withdrawal Plan.

Reinstatement Privilege. A shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Portfolios in the same Class from which such shares were redeemed or repurchased, at net asset value next determined after a reinstatement request (made in writing to and approved by the Manager), together with the proceeds, is received by the Transfer Agent and receive a pro-rata credit for any CDSC paid in connection with such redemption or repurchase.

Involuntary Redemptions

Due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $7,500 or less as a result of redemptions, but not as a result of a fluctuation in a Portfolio's net asset value, after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Investors should be aware that involuntary redemptions may result in the liquidation of Portfolio holdings at a time when the value of those holdings is lower than the investor's cost of the investment or may result in the realization of taxable capital gains. No CDSC will be imposed on any involuntary redemption.

NET ASSET VALUE

Each Portfolio's net asset value per share is calculated by State Street on each day, Monday through Friday, except on days on which the NYSE is closed. The NYSE is currently scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday when one of those holidays falls on a Saturday or on the subsequent Monday when one of those holidays falls on a Sunday.

Net asset value per share is determined as of the close of trading on the NYSE and is computed by dividing the value of a Portfolio's net assets by the total number of its shares outstanding. Generally, a Portfolio's investments are valued at market value or, in the absence of a market value, at fair value as determined by or under the direction of the Board of Trustees.

Securities that are primarily traded on foreign exchanges are generally valued for purposes of calculating a Portfolio's net asset value at the preceding closing values of the securities on their respective exchanges, except that, when an occurrence subsequent to the time a value was so established is likely to have changed that value, the fair market value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. A security that is primarily traded on a domestic or foreign stock exchange is valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price. All portfolio securities held by the U.S. Government Money Market Portfolio and short term dollar-denominated investments of the other Portfolios that mature in 60 days or less are valued on the basis of amortized cost (which involves valuing an investment at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the investment) when the Board of Trustees has determined that amortized cost represents fair value. An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by the Portfolio is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contact is equal to the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Board of Trustees.

All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer. If the bid and offered quotations are not available, the rate of exchange will be determined in good faith by or under the direction of by the Board of Trustees. In carrying out the Board's valuation policies, State Street may consult with an independent pricing service retained by the Trust. Further information regarding the Portfolio's valuation policies is contained in the Statement of Additional Information.

EXCHANGE PRIVILEGE

Shares of a Portfolio may be exchanged without payment of any exchange fee for shares of another Portfolio of the same Class at their respective net asset values. No CDSC is imposed at the time of any exchange of shares, although any applicable CDSC will be imposed upon ultimate redemption. The Trust may in the future offer an exchange feature involving shares of an unaffiliated Fund group subject to receipt of appropriate regulatory relief. Portfolios acquired in exchange for shares of a CDSC Fund having a different CDSC schedule than that of these Portfolios will be subject to the higher CDSC schedule, even if such shares are subsequently re-exchanged for shares of a Portfolio or Fund with a lower CDSC schedule.

An exchange of shares, including an exchange resulting from a shareholder's instruction to automatically or otherwise reallocate or rebalance his or her shares, is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. Shareholders exchanging shares of a Portfolio for shares of another Portfolio should review the disclosure provided herein relating to the exchanged-for shares carefully prior to making an exchange. The exchange privilege is available to shareholders residing in any state in which Portfolio shares being acquired may be legally sold.

The Manager reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission.

The Distributor and the Trust's transfer agent will employ reasonable procedures for telephone redemptions and exchanges to confirm that the instructions received from shareholders or their account representatives are genuine, and if they do not, the Distributor or the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions. Shareholders will be required to provide their name, address, social security number and other identifying information. Account representatives must identify themselves and their firm and the Distributor will confirm that such firm has a valid selling agreement with the Distributor and that the representative is authorized to act on behalf of the firm.

Because excessive trading (including short-term "market timing" trading can limit a Portfolio's performance, each Portfolio may refuse any exchange orders
(1) if they appear to be market-timing transactions involving significant portions of a Portfolio's assets or (2) from any shareholder account if the shareholder or his or her broker-dealer has been advised that previous use of the exchange privilege is considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Net investment income (i.e., income other than long and short term capital gains) and net realized long and short term capital gains will be determined separately for each Portfolio. Dividends derived from net investment income and distributions of net realized long and short term capital gains paid by a Portfolio to a shareholder will be automatically reinvested (at current net asset value) in additional shares of that Portfolio (which will be deposited in the shareholder's account) unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Shares acquired by dividend and distribution reinvestment will not be subject to any CDSC and will be eligible for conversion on a pro rata basis. Dividends attributable to the net investment income of the U.S. Government Money Market Portfolio, the Municipal Bond Portfolio and the Investment Quality Bond Portfolio will be declared daily and paid monthly. Shareholders of those Portfolios receive dividends from the day following the purchase up to and including the date of redemption. Dividends attributable to the net investment income of the remaining Portfolios are declared and paid annually. Distributions of any net realized long term and short term capital gains earned by a Portfolio will be made annually.

Taxes

As each Portfolio will be treated as a separate entity for federal income tax purposes, the amounts of net investment income and net realized capital gains subject to tax will be determined separately for each Portfolio (rather than on a Trust-wide basis).

Each Portfolio intends to qualify each year as a regulated investment company for federal income tax purposes. The requirements for qualification (i) may cause a Portfolio, among other things, to restrict the extent of its transactions in warrants, currencies, options, futures or forward contracts and
(ii) will cause each of the Portfolios to maintain a diversified asset portfolio.

A regulated investment company will not be subject to federal income tax on its net investment income and its capital gains that it distributes to shareholders, so long as it meets certain overall distribution requirements and other conditions under the Code. Each Portfolio intends to satisfy these overall distribution requirements and any other required conditions. Dividends declared by a Portfolio in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Portfolio not later than such December 31 provided that such dividend is actually paid by the Portfolio during January of the following year.

Dividends derived from a Portfolio's taxable net investment income and distributions of a Portfolio's net realized short term capital gains (including short term gains from investments in tax exempt obligations) will be taxable to shareholders as ordinary income for federal income tax purposes, regardless of how long shareholders have held their Portfolio shares and whether the dividends or distributions are received in cash or reinvested in additional shares. Distributions of net realized long term capital gains will be taxable to shareholders as long term capital gains for federal income tax purposes, regardless of how long a shareholder has held his Portfolio shares and whether the distributions are received in cash or reinvested in additional shares. Dividends and distributions paid by the U.S. Government Money Market Portfolio, the Investment Quality Bond Portfolio and the Municipal Bond Portfolio and distributions of capital gains paid by all the Portfolios will not qualify for the dividend received deduction for corporations. As a general rule, dividends paid by a Portfolio, to the extent derived from dividends attributable to certain types of stock issued by U.S. corporations, will qualify for the dividend received deduction for corporations which hold shares in a Portfolio for more than 45 days. Some states, if certain asset and diversification requirements are satisfied, permit shareholders to treat their portions of a Portfolio's dividends that are attributable to interest on U.S. Treasury securities and certain U.S. Government Securities as income that is exempt from state and local income taxes. Dividends attributable to repurchase agreement earnings are, as a general rule, subject to state and local taxation.

Dividends paid by the Municipal Bond Portfolio that are derived from interest earned on qualifying tax-exempt obligations are expected to be "exempt-interest" dividends that shareholders may exclude from their gross incomes for federal income tax purposes if the Portfolio satisfies certain asset percentage requirements. To the extent that the Portfolio invests in bonds, the interest on which is a specific tax preference item for federal income tax purposes ("AMT-Subject Bonds"), any exempt-interest dividends derived from interest on AMT-Subject Bonds will be a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. Dividends distributed by the Municipal Bond Portfolio may not be exempt from state or local taxation. Shareholders will receive notification annually stating the portion of the Municipal Bond Portfolio's tax-exempt income attributable to issuers in each state. You should contact your tax advisor if you have any questions, particularly with regard to state and local taxes.

Net investment income or capital gains earned by the Portfolios investing in foreign securities may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Portfolios to a reduced rate of tax or exemption from tax on this related income and gains. It is impossible to determine the effective rate of foreign tax in advance since the amount of these Portfolios' assets to be invested within various countries is not known. The Portfolios intend to operate so as to qualify for treaty-reduced rates of tax where applicable. Furthermore, if a Portfolio qualifies as a regulated investment company, and if more than 50% of the value of the Portfolio's assets at the close of each fiscal quarter consists of stock or securities of foreign corporations, the Portfolio may elect, for U.S. federal income tax purposes: conduit treatment by passing through to its shareholders the ability to take either the foreign tax credit or the deduction for foreign taxes with respect to the foreign taxes paid by the regulated investment company. The Trust anticipates that the International Equity Portfolio will qualify for and make this election in most, but not necessarily all, of its taxable years. If a Portfolio were to make an election, an amount equal to the foreign income taxes paid by the Portfolio would be included in the income of its shareholders and the shareholders would be entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct such portions from their U.S. taxable income, if any. Shortly after any year for which it makes an election, a Portfolio will report to its shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

As discussed above, an exchange of shares in a Portfolio for shares in another Portfolio resulting from a shareholder's instruction to automatically or otherwise reallocate or rebalance their shares of the Portfolios is treated for federal income tax purposes as a redemption (sale) of shares and a taxable gain or loss may be realized.

Statements as to the tax status of each shareholder's dividends and distributions are mailed annually. Shareholders will also receive, if appropriate, various written notices after the close of the Portfolios' taxable year with respect to certain foreign taxes paid by the Portfolios and certain dividends and distributions that were, or were deemed to be, received by shareholders from the Portfolios during the Portfolios' prior taxable year. Shareholders should consult with their own tax advisors with specific reference to their own tax situations.

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company is located at One Heritage Drive, North Quincy, Massachusetts 02171 and serves as the Custodian of the Trust's investments and the Trust's transfer agent. The Shareholder Services Group is the subtransfer agent for certain retirement plan accounts. Cash balances of the Portfolios with the Custodian in excess of $100,000 are unprotected by Federal deposit insurance. Such uninsured balances may at times be substantial.

PERFORMANCE OF THE PORTFOLIOS

Yield

The Trust may, from time to time, include the yield and effective yield of the U.S. Government Money Market Portfolio in advertisements or reports to shareholders or prospective investors. Current yield for the U.S. Government Money Market Portfolio will be based on income received by a hypothetical investment over a given seven-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the U.S. Government Money Market Portfolio will be calculated in a manner similar to that used to calculate yield, but will reflect the compounding effect of earnings on reinvested dividends.

For the Investment Quality Bond Portfolio and the Municipal Bond Portfolio, from time to time, the Trust may advertise the thirty-day "yield" and, with respect to the Municipal Bond Portfolio, an "equivalent taxable yield." The yield of a Portfolio refers to the income generated by an investment in the Portfolio over the thirty-day period identified in the advertisement and is computed by dividing the net investment income per share earned by the Portfolio during the period by the net asset value per share on the last day of the period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semi-annually. The annualized income is then shown as a percentage of the net asset value.

Equivalent Taxable Yield

The equivalent taxable yield of the Municipal Bond Portfolio demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to the Portfolio's tax-exempt yield. It is calculated by increasing the yield shown for the Portfolio, calculated as described above, to the extent necessary to reflect the payment of specified tax rates. Thus, the equivalent taxable yield always will exceed the Portfolio's yield.

Total Return

From time to time, the Trust may advertise a Portfolio's (other than the U.S. Government Money Market Portfolio's) "average annual total return" over various periods of time. This total return figure shows the average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of the Portfolio's shares and assumes that any income, dividends and/or capital gains distributions made by the Portfolio during the period are reinvested in shares of the Portfolio. Figures will be given for recent one-, five-and ten-year periods (if applicable) and may be given for other periods as well (such as from commencement of the Portfolio's operations or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, investors should note that Portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period. A Portfolio also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in the Portfolio's share price and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

It is important to note that yield and total return figures are based on historical earnings and are not intended to indicate future performance. The Statement of Additional Information describes the method used to determine a Portfolio's yield and total return. Shareholders may make inquiries regarding a Portfolio, including current yield quotations or total return figures, to any Dealer or the Trust at 800-807-FUND (800-807-3863).

In reports or other communications to shareholders or in advertising material, a Portfolio may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar or similar independent services that monitor the performance of mutual funds or with other appropriate indices of investment securities, such as the Lehman Brothers Government/Corporate Bond Index, the S&P 500, the S&P/Barra Growth Index and S&P/Barra Value Index, the EAFE Index and the Russell 2000 Index. The performance information also may include evaluations of the Portfolios published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Morningstar, Barron's, Investor's Business Daily, The Wall Street Journal, USA Today, The New York Times and Money.

ADDITIONAL INFORMATION

The Trust was organized as an unincorporated business trust under the laws of Delaware on April 8, 1994 and is a trust fund commonly known as a "business trust."

The shareholders of the Portfolios are each entitled to a full vote for each full share of beneficial interest (par value $.001 per share) held and fractional votes for fractional shares. Each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. In addition, Class B shareholders will have the right to vote on any proposed material increase in Class I's expenses, if such proposal is submitted separately to Class I shareholders. Shares of each Portfolio are entitled to vote as a class to the extent required by the provisions of the 1940 Act or as otherwise permitted by the Trustees. When issued, shares of each Portfolio are fully paid and have no preemptive, conversion or other subscription rights. The shares do not have cumulative voting rights.

It is the intention of the Trust not to hold Annual Meetings of Shareholders. The Trustees may call Special Meetings of Shareholders for action by shareholder vote as may be required by the 1940 Act or the Master Trust Agreement. Shareholders have certain rights, including the right to call a meeting upon a vote of the Trust's outstanding shares for the purpose of voting on the removal of one or more Trustees. The Trust may from time to time add additional Portfolios to the Trust or with approval of the shareholders of an existing Portfolio, if necessary, terminate one or more of the Portfolios.

Shareholder Inquiries

All inquiries regarding the Trust should be directed to Saratoga Capital Management at 800-807-FUND (800-807-3863).

Major Shareholders

To the knowledge of the Trust, the only person who as of September 30, 1998 had beneficial ownership of more than 25% of the voting securities of any of the Portfolios is the American Medical Association Pension Trust, which held 32.86% of the outstanding shares of the Small Capitalization Portfolio, and may be deemed to control the Small Capitalization Portfolio until such time as it owns less than 25% of the outstanding shares of the Small Capitalization Portfolio.


                                   PROSPECTUS

Trust Manager:
Saratoga Capital Management
1501 Franklin Avenue
Mineola, NY  11501
(800) 807-FUND
         (3863)

Transfer and Shareholder
Servicing Agent:
State Street Bank and Trust Company
P.O. Box 8514
Boston, MA 02266

General Distributor:
Unified Management Corporation
431 North Pennsylvania Street
Indianapolis, Indiana 46204
(317) 917-7000

(-       U.S. Government Money Market Portfolio

(-       Investment Quality Bond Portfolio

(-       Municipal Bond Portfolio

(-       Large Capitalization Value Portfolio

(-       Large Capitalization Growth Portfolio

(-       Small Capitalization Portfolio

(-       International Equity Portfolio


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information or the Trust's official sales literature in connection with the offering of shares, and if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                                 CLASS C SHARES
                        PROSPECTUS Dated January 1, 1999


                T H E   S A R A T O G A   A D V A N T A G E   T R U S T

         The Saratoga Advantage Trust (the "Trust") is an open-end, management investment company providing a convenient means of investing in a series of separate investment portfolios professionally managed by Saratoga Capital Management (the "Manager"). Each of the Portfolios is diversified and is provided with discretionary advisory services by a registered investment advisor (the "Advisor") identified, retained, supervised and compensated by the Manager. The Trust is a series company that currently includes the following Class C share portfolios (the "Portfolios") to which this Prospectus relates:

         Income Portfolios:

  ( -    U.S. Government Money Market Portfolio

  ( -    Investment Quality Bond Portfolio

  ( -    Municipal Bond Portfolio

         Equity Portfolios:

  ( -    Large Capitalization Value Portfolio

  ( -    Large Capitalization Growth Portfolio

  ( -    Small Capitalization Portfolio

  ( -    International Equity Portfolio


AN INVESTMENT IN THE U.S. GOVERNMENT MONEY MARKET PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE U.S. GOVERNMENT MONEY MARKET PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad choices available. The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolios. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor's account.

This Prospectus sets forth concisely certain information about the Trust, including expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

Additional information about the Trust is contained in a Statement of Additional Information dated January 1, 1999, which is available upon request and without charge by calling or writing the Trust or Saratoga Capital Management at 1501 Franklin Avenue, Mineola, New York 11501-4803, 800-807-FUND (800-807-3863). The
Statement of Additional Information, which has been filed with the Securities and Exchange Commission, is incorporated by reference into this Prospectus in its entirety.

SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY ANY BANK AND THE SHARES OF THE PORTFOLIOS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS
                                                                            Page
Summary................................................................
Summary of Trust Expenses..............................................
Financial Highlights...................................................
Objectives and Policies of the Portfolios..............................
Certain Securities and Investment Techniques...........................
Risk Factors...........................................................
Certain Investment Policies............................................
Management of the Trust................................................
Purchase of Shares.....................................................
Contingent Deferred Sales Charge.......................................
Plan of Distribution...................................................
Redemption of Shares...................................................
Net Asset Value........................................................
Exchange Privilege.....................................................
Dividends, Distributions and Taxes.....................................
Custodian and Transfer Agent...........................................
Performance of the Portfolios..........................................
Additional Information.................................................



SUMMARY

The following summary is qualified in its entirety by the more detailed information included elsewhere in this Prospectus.

The Trust. The Trust is a management investment company providing a convenient means of investing in separate Portfolios professionally managed by the Manager. The assets of each of the Portfolios are invested on a discretionary basis by a separate Advisor. See "Management of the Trust." The Trust is a series company currently consisting of the following 7 Portfolios:

         Income Portfolios:

( - U.S. Government Money Market Portfolio, whose Advisor is Sterling Capital Management Company.

( -      Investment Quality Bond Portfolio, whose Advisor is Fox Asset
         Management, Inc.

( -      Municipal Bond Portfolio, whose Advisor is OpCap Advisors.

         Equity Portfolios:

( -      Large Capitalization Value Portfolio, whose Advisor is OpCap Advisors.

( - Large Capitalization Growth Portfolio, whose Advisor is Harris Bretall Sullivan & Smith, L.L.C.

( - Small Capitalization Portfolio, whose Advisor is Thorsell, Parker Partners, Inc.

( -      International Equity Portfolio, whose Advisor is Friends Ivory &
         Sime, Inc.

MANAGEMENT. Saratoga Capital Management is the Manager of the Portfolios. Each of the Portfolios is provided with the discretionary advisory services of an Advisor identified, retained, supervised and compensated by the Manager. Unified Fund Services, Inc. serves as the Trust's administrator and, in connection therewith, provides administration services to each Portfolio. See "Management of the Trust."

PURCHASE AND  REDEMPTION  OF SHARES.  Shares of the  Portfolios  are offered for purchase at their respective net asset values next determined, WITHOUT IMPOSITION OF ANY SALES CHARGE. Shares are redeemable by the shareholder at net asset value less any applicable contingent deferred sales charge ("CDSC"). See "Purchase of Shares" and "Redemption of Shares."

RISK FACTORS AND SPECIAL CONSIDERATIONS. No assurance can be given that the Portfolios will achieve their investment objectives. Investing in an investment company that invests in securities of companies and governments of foreign countries, particularly developing countries, involves risks that go beyond the usual risks inherent in an investment company limiting its holdings to domestic investments. Certain Portfolios may also be subject to certain risks in using investment techniques and strategies such as entering into forward currency contracts, repurchase agreements, trading futures contracts and options on futures contracts. In addition, the Investment Quality Bond Portfolio and the Municipal Bond Portfolio may invest in zero coupon securities, which, due to changes in interest rates, may be more speculative and subject to greater fluctuations in value than securities that pay interest currently. See "Objectives and Policies of the Portfolios," "Certain Securities and Investment Techniques" and "Risk Factors."

The Portfolios are intended primarily as vehicles for the implementation of long term asset allocation strategies. Because asset allocation strategies are designed to spread investment risk across the various segments of the securities markets through investment in a number of Portfolios, each individual Portfolio generally intends to be substantially fully invested in accordance with its investment objectives and policies during most market conditions. Although the Advisor of a Portfolio may, upon the concurrence of the Manager, take a temporary defensive position during adverse market conditions, it can be expected that a defensive posture will be adopted less frequently than would be by other mutual funds. This policy may impede an Advisor's ability to protect a Portfolio's capital during declines in the particular segment of the market to which the Portfolio's assets are committed. Consequently, no single Portfolio should be considered a complete investment program and an investment among the Portfolios should be regarded as a long term commitment that should be held through several market cycles. See "Objectives and Policies of the Portfolios," and "Certain Securities and Investment Techniques-Temporary Investments."

DIVIDENDS AND DISTRIBUTIONS. Each Portfolio intends to distribute annually to its shareholders substantially all of its net investment income and its net realized long and short term capital gains. Dividends from the net investment income of the U.S. Government Money Market Portfolio, the Investment Quality Bond Portfolio, and the Municipal Bond Portfolio are declared daily and paid monthly. Dividends from the net investment income of the remaining Portfolios are declared and paid annually. Distributions of any net realized long term and short term capital gains earned by a Portfolio will be made annually. Shares acquired by dividend and distribution reinvestment will not be subject to any CDSC. See "Dividends, Distributions and Taxes."

TAXATION. Each of the Portfolios intends to qualify as a regulated investment company for U.S. federal income tax purposes. As such, the Trust anticipates that no Portfolio will be subject to U.S. federal income tax on income and gains, if any, that are distributed to shareholders. It is expected that certain capital gains and certain dividends and interest earned by the International Equity Portfolio will be subject to foreign withholding taxes. These taxes may be deductible or creditable in whole or in part by shareholders of the Portfolio for U.S. federal income tax purposes. See "Dividends, Distributions and Taxes."

CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company ("State Street") acts as the custodian of the Trust's U.S. and non-U.S. assets and may employ sub-custodians outside the United States approved by the Trustees of the Trust in accordance with regulations of the Securities and Exchange Commission (the "SEC"). State Street also serves as the transfer agent for the Portfolios' shares. See "Custodian and Transfer Agent."

                            SUMMARY OF TRUST EXPENSES




                           U.S.
                           Government     Investment                   Large           Large
                           Money          Quality       Municipal      Capitalization  Capitalization  Small           International
                           Market         Bond          Bond           Value           Growth          Capitalization  Equity
                           Portfolio      Portfolio     Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
                           ---------      ---------     ---------      ---------       ---------       ---------       ---------

Shareholder Transaction
Expenses

  Maximum Sales Charge on
  Purchases of Shares
  (as a % of offering price)   None         None          None            None          None            None            None

  Sales Charge on Reinvested
  Dividends (as a % of
  offering price)              None         None          None            None          None            None            None

  Maximum Contingent
  Deferred Sales Charge
  (as a % of net asset value
  at the time of purchase
  or sale, whichever
  is less)(1)                    1%            1%            1%            1%             1%              1%               1%

  Exchange Fee                 None         None          None            None          None            None            None

Annual Portfolio
Operating Expenses
(as a percentage of
average net assets)

  Management Fees            .475%          .55%          .55%           .65%            .65%             .65%            .75%

  Distribution Expenses
   (Rule 12b-1)(2)            1.0%           1.0%          1.0%          1.0%            1.0%             1.0%            1.0%

Other Expenses
(after reimbursement)        .65%           .65%          .65%           .65%            .65%             .65%            .65%
                             ---            ---           ---            ---             ---              ---             ---
Total Operating
Expenses(3)                 2.125%         2.20%         2.20%          2.30%           2.30%            2.30%          2.40%
(after reimbursement)


MANAGEMENT FEES AND OTHER EXPENSES: Each Portfolio pays the Manager a fee for its services that is computed daily and paid monthly at an annual rate ranging from .475% to .75% of the value of the average daily net assets of the Portfolio. The fees of each Advisor are paid by the Manager. The nature of the services provided to, and the aggregate management fees paid by, each Portfolio are described under "Management of the Trust." The expenses set forth in the above table reflect voluntary expense limitations currently in effect and can be changed at any time. The Class C shares intend to commence operation on January 1, 1999. Management Fees and Other Expenses are based on actual Class I expenses for fiscal 1998. In addition, expense offset arrangements with the Trust's Custodian Bank were in effect with respect to each Portfolio. The amount of the expense offset for each respective Portfolio was as follows: U.S. Government Money Market, 0%; Investment Quality Bond, 0.10%; Municipal Bond, 0.01%; Large Capitalization Value, 0%; Large Capitalization Growth, 0.07%; Small
Capitalization, 0%; and International Equity, 0.26%. Under applicable SEC regulations, the amount by which Portfolio expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." The .65% figure set forth above with respect to each Portfolio for "Other Expenses" above, reflects the actual "Other Expenses" of each respective Portfolio, plus the amount of the expense offset arrangement, reduced by the amount of the expense reimbursement. Without such voluntary waivers, expense assumptions and expense offsets, total operating expenses of each of the Portfolios for fiscal year 1999 are expected to be: U.S. Government Money Market Portfolio, 2.30%; Investment Quality Bond Portfolio, 2.37%; Municipal Bond Portfolio, 3.15%; Large Capitalization Value Portfolio, 2.39%; Large Capitalization Growth Portfolio, 2.25%; Small Capitalization Portfolio, 2.44%; and International Equity Portfolio, 2.96%. "Other Expenses" include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, a Portfolio's allocated portion of the costs associated with maintaining the Trust's legal existence and the costs involved in the Trust's communications with shareholders. Long-term shareholders of Class C may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

(1) Only applicable to redemptions made within one year after purchase (see "Contingent Deferred Sales Charge").
(2) The 12b-1 fee is accrued daily and payable monthly. A portion of the 12b-1 fee payable equal to 0.25% of the average daily net assets is currently characterized as a service fee within the meaning of National Association of Securities Dealers, Inc. ("NASD") guidelines and are payments made for personal service and/or maintenance of shareholder accounts. The remainder of the 12b-1 fee is an asset-based sales charge, and is a distribution fee paid to the Distributor or other entities to compensate them for the services provided and the expenses borne by the Distributor and others in the distribution of the Portfolios' shares (see "Plan of Distribution").
(3) "Total Fund Operating Expenses," as shown above, are based upon the sum of 12b-1 Fees, Management Fees and "Other Expenses."

Example. The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Portfolios. These amounts are based upon (i) payment by the Portfolios of operating expenses at the levels set forth in the table above and (ii) the specific assumptions stated below:

A shareholder would pay the following  expenses on a $1,000 investment  assuming
(i) a 5% annual return and (ii) redemption at the end of each time period:


                 U.S.
              Government Investment                  Large          Large
                Money     Quality    Municipal  Capitalization  Capitalization      Small       International
                Market      Bond       Bond          Value         Growth      Capitalization       Equity
               Portfolio  Portfolio  Portfolio     Portfolio      Portfolio       Portfolio       Portfolio
               ---------  ---------  ---------     ---------      ---------       ---------       ---------

1 year           $32        $33        $34            $34            $34             $34             $35

3 years           67         69         72             72             72              72              75

5 years          114        118        123            123            123             123             128

10 years         246        253        264            264            264             264             274


A shareholder would pay the following  expenses on a $1,000 investment  assuming
(i) a 5% annual return and (ii) no redemption at the end of each time period:


                 U.S.
              Government Investment                  Large          Large
                Money     Quality    Municipal  Capitalization  Capitalization      Small       International
                Market      Bond       Bond          Value         Growth      Capitalization       Equity
               Portfolio  Portfolio  Portfolio     Portfolio      Portfolio       Portfolio       Portfolio
               ---------  ---------  ---------     ---------      ---------       ---------       ---------

1 year           $21        $22        $23            $23            $23             $23             $24

3 years           67         69         72             72             72              72              75

5 years          114        118        123            123            123             123             128

10 years         246        253        264            264            264             264             274

The purpose of these examples is to assist an investor in understanding various costs and expenses that an investor in a Portfolio will bear. THESE EXAMPLES SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Moreover, although the tables assume a 5% annual return, a Portfolio's actual performance will vary and may result in an actual return greater or less than 5%.

OBJECTIVES AND POLICIES OF THE PORTFOLIOS

Set forth below is a description of the investment objectives and policies of each Portfolio. There can be no assurance that any Portfolio will achieve its investment objectives. Further information about the investment policies of each Portfolio, including a list of those restrictions on its investment activities that cannot be changed without shareholder approval, appears in the Statement of Additional Information.

U.S. GOVERNMENT MONEY MARKET PORTFOLIO is advised by Sterling Capital Management Company. The Portfolio's investment objective is to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital by investing exclusively in short term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities") and repurchase agreements with respect to those securities. The Portfolio may purchase securities on a when-issued or delayed-delivery basis. See "Certain Securities and Investment Techniques." The Portfolio will invest only in securities that are purchased with and payable in U.S. dollars and that have remaining maturities of 397 days or less at the time of purchase. The Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less. All securities purchased by the Portfolio, including repurchase agreements, will present minimal credit risks in the opinion of the Advisor acting pursuant to criteria adopted by the Trust's Board of Trustees. The Portfolio follows these policies in order to maintain a constant net asset value of $1.00 per share, although there can be no assurance it can do so on a continuing basis. The Portfolio is not insured or guaranteed by the U.S. Government. The yield attained by the Portfolio may not be as high as that of other funds that invest in lower quality or longer term securities.

All investment decisions for the Portfolio are made by Sterling Capital Management Company's investment committee which is primarily responsible for management of the Portfolio.

INVESTMENT QUALITY BOND PORTFOLIO is advised by Fox Asset Management, Inc. ("Fox"). The Portfolio seeks, as its investment objectives, current income and reasonable stability of principal. The Portfolio seeks to achieve its objectives through investment in investment quality fixed income securities and the active management of such securities. The average maturity of the securities held by the Portfolio may be shortened, but not below three years, in order to preserve capital if the Advisor anticipates a rise in interest rates. Conversely, the average maturity may be lengthened, but not beyond ten years, to maximize returns if interest rates are expected to decline.

Under normal conditions, the Portfolio will invest at least 65% of its assets in debt instruments including U.S. Government Securities, corporate bonds, debentures, Eurodollar bonds, Yankee bonds and foreign currency denominated bonds. In addition, the Portfolio may invest in non-convertible fixed income preferred stock and mortgage pass-through securities. The Portfolio limits its investments to investment grade securities, which are securities rated within the four highest categories established by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), and unrated securities determined by the Advisor to be of comparable quality. The Portfolio is not obligated to dispose of securities that fall below such ratings due to changes made by the rating agencies subsequent to the purchase of the securities but will dispose of any such securities in order to limit its holdings of securities rated below Baa by Moody's or BBB by S&P to no more than 5% of its net assets. See the Appendix to the Statement of Additional Information for a description of Moody's and S&P ratings and "Risk Factors_Medium and Lower Rated and Unrated Securities" for a description of certain risks associated with securities in the fourth highest rating category. Although the Portfolio is authorized to hedge against unfavorable changes in interest rates by entering into interest rate futures contracts and purchasing and writing put and call options thereon, its Advisor has no present intention of using such techniques. The Portfolio also may engage in repurchase agreements, purchase temporary investments, purchase securities on a when-issued basis and lend its portfolio securities. See "Certain Securities and Investment Techniques."

The Portfolio is managed by J. Peter Skirkanich, John Sampson and James O'Mealia. Mr. Skirkanich is the President and Chief Investment Officer at Fox. He founded the firm in 1985. Mr. Sampson is a Managing Director and Director of Fixed Income Research at Fox. He joined the firm in 1998 from Pharos Management LLC, a consulting firm in fixed income investments. Mr. O'Mealia is a Managing Director of Fox. He joined the firm in 1998 from Sunnymeath Asset Management Inc., where he was President.

MUNICIPAL BOND PORTFOLIO is advised by OpCap Advisors. The Portfolio seeks, as its investment objective, a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital. The Portfolio seeks to achieve its objectives through investment in a diversified portfolio of general obligation, revenue and private activity bonds, including lease obligations, and notes that are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities, the interest on which, in the opinion of counsel to the issuer of the instrument, is excluded from gross income for federal income tax purposes ("Municipal Obligations"). See "Municipal Obligations" on page 16.

Portfolio composition generally covers a full range of maturities with broad geographic and issuer diversification. The Portfolio may also invest in variable rate Municipal Obligations, most of which permit the holder thereof to receive the principal amount on demand upon seven days' notice. The Portfolio will invest primarily in municipal bonds rated at the time of purchase within the four highest ratings assigned by Moody's, S&P or by Fitch Municipal Division ("Fitch") or, if unrated, which are of comparable quality in the opinion of OpCap Advisors. See the Appendix to the SAI for a description of such ratings and "Risk Factors_Medium and Lower Rated and Unrated Securities" for a description of certain risks associated with securities in the fourth highest rating category. The Portfolio is not obligated to dispose of securities that fall below such ratings due to changes made by the rating agencies subsequent to purchase of the securities but will dispose of any such securities in order to limit its holdings of securities rated below Baa by Moody's or BBB by S&P or Fitch to no more than 5% of its net assets.

It is a fundamental policy of the Portfolio that under normal circumstances at least 80% of its assets will be invested in Municipal Obligations. Also, at least 65% of its assets will be invested in bonds. The Portfolio will not invest more than 25% of its total assets in Municipal Obligations whose issuers are located in the same state. The Portfolio will also not invest more than 25% of its assets in private activity bonds of similar projects. It is possible that the Portfolio from time to time will invest more than 25% of its assets in a particular segment of the municipal securities market, such as hospital revenue bonds, housing agency bonds, industrial development bonds or airport bonds, or in securities the interest on which is paid from revenues of a similar type of project. In such circumstances, economic, business, political or other changes affecting one bond (such as proposed legislation affecting the financing of a project; shortages or price increases of needed materials; or declining markets or needs for the projects) might also affect other bonds in the same segment, thereby potentially increasing market risk.

The Portfolio may invest without limit in private activity bonds, although it does not currently expect to invest more than 20% of its total assets in private activity bonds. Dividends attributable to interest income on certain types of private activity bonds issued after August 7, 1986 to finance nongovernmental activities are a specific tax preference item for purposes of the federal individual and corporate alternative minimum tax.

When the Portfolio is maintaining a temporary defensive position, it may invest in short term investments, some of which may not be tax exempt. Securities eligible for short term investment by the Portfolio are tax exempt notes of municipal issuers having, at the time of purchase, a rating within the two highest grades of Moody's or S&P or, if not rated, having an issue of outstanding Municipal Obligations rated within the three highest grades by Moody's or S&P, and taxable short term instruments having quality characteristics comparable to those for Municipal Obligations. The Portfolio may invest in temporary investments for defensive reasons in anticipation of a market decline. At no time will more than 20% of the Portfolio's total assets be invested in temporary investments unless the Portfolio has adopted a defensive investment policy. The Portfolio will purchase tax exempt temporary investments pending the investment of the proceeds from the sale of the securities held by the Portfolio or from the purchase of the Portfolio's shares by investors or in order to have highly liquid securities available to meet anticipated redemptions. To the extent that the Portfolio holds temporary investments, it may not achieve its investment objective. The Portfolio may purchase securities on a when-issued basis, lend its portfolio securities and purchase stock index futures contracts and write options thereon. See "Certain Securities and Investment Techniques."

The Portfolio is managed by Matthew Greenwald, Vice President of Oppenheimer Capital, the parent of OpCap Advisors. Mr. Greenwald has been a fixed income portfolio manager and financial analyst for Oppenheimer Capital since 1989. From 1984-1989 he was a fixed income portfolio manager with PaineWebber's Mitchell Hutchins Asset Management.

LARGE CAPITALIZATION VALUE PORTFOLIO is advised by OpCap Advisors. The Portfolio seeks, as its investment objective, total return consisting of capital appreciation and dividend income by investing primarily in a diversified portfolio of highly liquid equity securities that, in the Advisor's opinion, have above average price appreciation potential at the time of purchase. For purposes of the Portfolio's investment policies, equity securities consist of common and preferred stock and securities such as bonds, rights and warrants that are convertible into common stock. In general, these securities are characterized as having above average dividend yields and below average price earnings ratios relative to the stock market in general, as measured by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). Other factors, such as earnings, the ability of the issuer to generate cash flow in excess of business needs and to sustain above average profitability, as well as industry outlook and market share, also are considered. Under normal conditions, at least 80% of the Portfolio's assets will be invested in common stocks. No less than 65% of the Portfolio's assets will be invested in common stocks of issuers with total market capitalization of $1 billion or greater at the time of purchase. The Portfolio may purchase temporary investments and purchase stock index futures contracts and purchase and write options thereon. The Portfolio also may lend its portfolio securities. See "Certain Securities and Investment Techniques."

The Portfolio is managed by Eileen  Rominger,  Managing  Director of Oppenheimer
Capital, the parent of OpCap Advisors. Ms. Rominger has been an analyst and portfolio manager at Oppenheimer Capital since 1981.

LARGE CAPITALIZATION GROWTH PORTFOLIO is advised by Harris Bretall Sullivan & Smith, L.L.C. ("Harris Bretall"). The Portfolio seeks capital appreciation by investing primarily in a diversified portfolio of common stocks that, in the Advisor's opinion, are characterized by a growth of earnings at a rate faster than that of the S&P 500. Dividend income is an incidental consideration in the selection of investments. In selecting securities for the Portfolio, the Advisor evaluates factors believed to be favorable to long-term capital appreciation including specific financial characteristics of the issuer such as historical earnings growth, sales growth, profitability and return on equity. The Advisor also analyzes the issuer's position within its industry as well as the quality and experience of the issuer's management. Under normal conditions, at least 80% of the Portfolio's assets will be invested in common stocks and at least 65% of the Portfolio's assets will be invested in common stocks of issuers with total market capitalization of $1 billion or greater at the time of purchase. Although the Portfolio is authorized to purchase temporary investments and purchase stock index futures contracts and purchase and write options thereon, its Advisor has no present intention of using such techniques during the coming year. The Portfolio also may lend its portfolio securities. See "Certain Securities and Investment Techniques."

Stock selections for the Portfolio will be made by the Strategy and Investment Committees of Harris Bretall. The Portfolio is managed by Jack Sullivan and Gordon Ceresino. Mr. Sullivan is a partner of Harris Bretall and has been associated with the firm since 1981. Mr. Ceresino is a Vice President of Harris Bretall and has been associated with the firm since 1991. Prior thereto, he was Senior Vice President of Capitol Associates and was responsible for sales and marketing.

SMALL CAPITALIZATION PORTFOLIO is advised by Thorsell, Parker Partners, Inc. (Prior to April 14, 1997, the Small Capitalization Portfolio was advised by Axe-Houghton Associates, Inc.). The Portfolio seeks, as its investment objective, maximum capital appreciation. Under normal conditions at least 80% of the Portfolio's assets will be invested in common stocks, at least 65% of the Portfolio's assets will be invested in common stock of issuers with total market capitalization of less than $1 billion and at least one third of the Portfolio's assets will be invested in common stocks of companies with total market capitalization of $550 million or less at the time of purchase. Dividend income is not a consideration in the selection of investments. In selecting investments for the Portfolio, the Advisor seeks small capitalization growth companies that it believes are undervalued in the marketplace. These companies typically are under-followed by investment firms and undervalued relative to their growth prospects. The Portfolio may also invest in companies that offer the possibility of accelerating earnings growth due to internal changes such as new product introductions, synergistic acquisitions or distribution channels or external changes affecting the marketplace for the company's products and services. External factors can be demographics, regulatory, legislative, technological, social or economic. Although the Portfolio is authorized to purchase temporary investments and purchase stock index futures contracts and purchase and write options thereon, its Advisor has no present intention of using such techniques during the coming year. The Portfolio also may lend its portfolio securities. See "Certain Securities and Investment Techniques."

The Portfolio is managed by Richard Thorsell. Mr. Thorsell has been Managing Partner of Thorsell since 1991.

INTERNATIONAL EQUITY PORTFOLIO is advised by Friends Ivory & Sime, Inc. The investment objective of the Portfolio is long-term capital appreciation. The Portfolio ordinarily invests at least 80% of its assets in equity securities of companies domiciled outside the United States. For purposes of the Portfolio's investment policies, equity securities consist of common and preferred stock and securities such as bonds, rights and warrants that are convertible into common stock. The Portfolio has no present intention of investing in bonds other than bonds convertible into common stock.

Under normal market conditions, at least 65% of the Portfolio's assets will be invested in securities of issuers domiciled in at least three foreign countries. The Portfolio may invest 25% or more of its total assets in securities of issuers domiciled in one country. The Portfolio presently intends to invest more than 25% of its total assets in Japan. Accordingly, the investment performance of the Portfolio will be subject to social, political and economic events occurring in Japan to a greater extent than those occurring in other foreign countries. Investments may be made in companies in developed as well as developing countries. It is the present intention of the Portfolio not to invest more than 20% of its total assets in securities of issuers located in developing countries. Investing in the equity markets of developing countries involves exposure to economies that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The Advisor attempts to limit exposure to investments in developing countries where both liquidity and sovereign risks are high. Although there is no established definition, a developing country is generally considered to be a country that is in the initial stages of its industrialization cycle with per capita gross national product of less than $5,000. Historical experience indicates that the markets of developing countries have been more volatile than the markets of developed countries, although securities traded in the former markets have provided higher rates of return to investors. For a discussion of the risks associated with investing in foreign securities, see "Risk Factors-Foreign Securities."

It is expected that the Portfolio will invest primarily in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"), which are U.S. dollar-denominated receipts, which represent and may be converted into the underlying foreign security, typically issued by domestic banks or trust companies that represent the deposit with those entities of securities of a foreign issuer. Issuers of the stock of ADRs or GDRs sponsored by banks or trust companies are not obligated to disclose material information in the United States and therefore, there may not be a correlation between such information and the market value of such ADRs or GDRs. ADRs or GDRs are publicly traded on exchanges or over-the-counter in the United States. The Portfolio may purchase temporary investments, lend its portfolio securities and purchase stock index futures contracts and purchase and write options thereon. See "Certain Securities and Investment Techniques."

John Stubbs, Chief Investment Officer ("CIO") and Chairman of the Investment Committee at Friends Ivory & Sime plc has been overseeing the management of the Portfolio since January 31, 1997. Mr. Stubbs has been CIO of Friends Ivory & Sime plc since April 1995. Previously, he was head of UK equities with Hermes Pensions Management Ltd. During his 29 year investment career Mr. Stubbs has managed money in most of the world's major markets. Individual stock selections are made by the following regional specialists: Dr. Michael Woodward, Thomas Maxwell, Julie Dent, James Anderson and Jonathan Harrison. Each of the regional specialists has been responsible for individual stock selections for the Portfolio since its inception, with the exception of Mr. Maxwell, who began on January 31, 1997. Prior to assuming the position of regional specialist for the Portfolio, each Portfolio regional specialist acted in the same capacity at Friends Ivory & Sime plc.

Except as indicated, the Portfolios' limitations on investments and investment policies are non-fundamental and can be changed without a vote of shareholders.

CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

TEMPORARY INVESTMENTS. For temporary defensive purposes during periods when the Advisor of a Portfolio, other than the U.S. Government Money Market Portfolio, believes, with the concurrence of the Manager, that pursuing the Portfolio's basic investment strategy may be inconsistent with the best interests of its shareholders, the Portfolio may invest up to 100% of its assets in the following money market instruments: U.S. Government Securities (including those purchased in the form of custodial receipts), repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper. In addition, for the same purposes the Advisor of the International Equity Portfolio may invest in obligations issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities that are rated at least AA by S&P or Aa by Moody's or, if unrated, are determined by the Advisor to be of equivalent quality. See "Foreign Securities" below. Each Portfolio also may hold a portion of its assets in money market instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investments in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis. A Portfolio's investment in any other short term debt instruments would be subject to the Portfolio's investment objectives and policies, and to approval by the Trust's Board of Trustees.

The Portfolios are intended primarily as vehicles for the implementation of a long term investment program utilizing asset allocation strategies. Because these asset allocation strategies are designed to spread investment risk across the various segments of the securities markets through investment in a number of Portfolios, each individual Portfolio generally intends to be substantially fully invested in accordance with its investment objectives and policies during most market conditions. Although the Advisor of a Portfolio may, upon the concurrence of the Manager, take a temporary defensive position during adverse market conditions, it can be expected that a defensive posture will be adopted less frequently than would be by other mutual funds. This policy may impede an Advisor's ability to protect a Portfolio's capital during declines in the particular segment of the market to which the Portfolio's assets are committed. Consequently, no single Portfolio should be considered a complete investment program. An investment among the Portfolios should be regarded as a long term commitment that should be held through several market cycles.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Each of the Portfolios may engage in repurchase agreement and (except for the U.S. Government Money Market Portfolio) reverse repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. A Portfolio may enter into repurchase agreements with respect to U.S. Government Securities with member banks of the Federal Reserve System and certain non-bank dealers approved by the Board of Trustees. The International Equity Portfolio will not engage in repurchase agreements with foreign brokers or dealers. Under each repurchase agreement, the selling institution is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Portfolio's Advisor, acting under the supervision of the Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those non-bank dealers with whom the Portfolio enters into repurchase agreements. A Portfolio will not invest in a repurchase agreement maturing in more than seven days if the investment, together with illiquid securities held by the Portfolio, exceeds 15% (10% for the U.S. Government Money Market Portfolio) of the Portfolio's total assets. See "Certain Investment Policies." In entering into a repurchase agreement, a Portfolio bears a risk of loss in the event that the other party to the transaction defaults on its obligations and the Portfolio is delayed or prevented from exercising its right to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement. Under a reverse repurchase agreement, a Portfolio sells securities and agrees to repurchase them at a mutually agreed date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high grade securities having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Portfolio may decline more than or appreciate less than the securities the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities and the Portfolio's use of the proceeds of the reverse repurchase agreements may effectively be restricted pending such decisions. Reverse repurchase agreements create leverage, a speculative factor, and will be considered borrowings for purposes of a Portfolio's limitation on borrowing.

U.S. GOVERNMENT SECURITIES. Each Portfolio may invest in U.S. Government Securities, which are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some U.S. Government Securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and time of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Bank; (ii) the discretionary authority of the U.S. Government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association. No assurance can be given that the U.S. Government will provide financial support in the future to U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or any of its agencies, authorities or instrumentalities; and (ii) participation in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and, therefore, may be regarded as illiquid.

U.S. Government Securities may include zero coupon securities that may be purchased when yields are attractive and/or to enhance portfolio liquidity. Zero coupon U.S. Government Securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. Government Securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. Government Securities that make regular payments of interest. A Portfolio accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations, in which case the Portfolio will forego the purchase of additional income producing assets with these funds. Zero coupon U.S. Government Securities include STRIPS and CUBES, which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

CUSTODIAL RECEIPTS. Each Portfolio other than the U.S. Government Money Market Portfolio may acquire custodial receipts or certificates, such as CATS, TIGRs and FICO Strips, underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. The underwriters of these certificates or receipts purchase a U.S. Government Security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the U.S. Government Security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. Government Securities, described above. Although typically under the terms of a custodial receipt a Portfolio is authorized to assert its rights directly against the issuer of the underlying obligation, the Portfolio may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

LENDING PORTFOLIO SECURITIES. To generate income for the purpose of helping to meet its operating expenses, each Portfolio other than the U.S. Government Money Market Portfolio may lend securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of a Portfolio's assets taken at value. A Portfolio's loans of securities will be collateralized by cash, letters of credit or U.S. Government Securities. The cash or instruments collateralizing a Portfolio's loans of securities will be maintained at all times in a segregated account with the Portfolio's custodian, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. In lending securities to brokers, dealers and other financial organizations, a Portfolio is subject to risks, which, like those associated with other extensions of credit, include delays in recovery and possible loss of rights in the collateral should the borrower fail financially. State Street arranges for each Portfolio's securities loans and manages collateral received in connection with these loans. See "Management of the Trust-Administration."

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. To secure prices deemed advantageous at a particular time, each Portfolio may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment of or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. A Portfolio will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Portfolio may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The Portfolio will establish with its custodian, or with a designated sub-custodian, a segregated account consisting of cash, U.S. Government Securities or other liquid high grade debt obligations in an amount equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities purchased on a when-issued or delayed-delivery basis may expose a Portfolio to risk because the securities may experience fluctuations in value prior to their actual delivery. The Portfolio does not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself.

FIXED INCOME SECURITIES. The market value of fixed income obligations of the Portfolios will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Portfolios. The market value of the obligations held by a Portfolio can be expected to vary inversely to changes in prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, a Portfolio's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, a Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will tend to be invested in instruments producing lower yields than the balance of its portfolio, thereby reducing the Portfolio's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which a Portfolio may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities.

Ratings made available by S&P and Moody's are relative and subjective and are not absolute standards of quality. Although these ratings are initial criteria for the selection of portfolio investments, a Portfolio's Advisor also will make its own evaluation of these securities. Among the factors that will be considered are the long term ability of the issuers to pay principal and interest and general economic trends.

MUNICIPAL OBLIGATIONS. The term "Municipal Obligations" generally is understood to include debt obligations issued to obtain funds for various public purposes, the interest on which is, in the opinion of bond counsel to the issuer, excluded from gross income for federal income tax purposes. In addition, if the proceeds from private activity bonds are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, the interest paid on such bonds may be excluded from gross income for federal income tax purposes, although current federal tax laws place substantial limitations on the size of these issues.

The two principal classifications of Municipal Obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or the specific revenue source, but not from the general taxing power. Sizable investments in these obligations could involve an increased risk to the Portfolio should any of the related facilities experience financial difficulties. Private activity bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Included within the revenue bonds category are participations in lease obligations or installment purchase contracts (hereinafter collectively called "lease obligations") of municipalities. States and local agencies or authorities issue lease obligations to acquire equipment and facilities.

Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Lease obligations and conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer), have developed as a means for government issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

In addition, lease obligations may not have the depth of marketability associated with other municipal obligations, and as a result, certain of such lease obligations may be considered illiquid securities. To determine whether or not the Municipal Bond Portfolio will consider such securities to be illiquid (the Portfolio may not invest more than 15% of its net assets in illiquid securities), the following guidelines have been established to determine the liquidity of a lease obligation. The factors to be considered in making the determination include: (1) the frequency of trades and quoted prices for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications.

MORTGAGE RELATED SECURITIES. The Investment Quality Bond Portfolio may invest in mortgage related securities including modified pass-through certificates. There are several risks associated with mortgage related securities generally. One is that the monthly cash inflow from the underlying loans may not be sufficient to meet the monthly payment requirements of the mortgage related security.

Prepayment of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage related security. Early returns of principal will affect the average life of the mortgage related securities remaining in the Portfolio. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of the Portfolio. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Portfolio will have to reinvest the proceeds of prepayments at lower interest rates than those at which the assets were previously invested. If this occurs, the Portfolio's yield will correspondingly decline. Thus, mortgage related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable maturity, although these securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that the Portfolio purchases mortgage related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

The Investment Quality Bond Portfolio may invest in a type of mortgage-backed security known as modified pass-through certificates. Each certificate evidences an interest in a specific pool of mortgages that have been grouped together for sale and provides investors with payments of interest and principal. The issuer of modified pass-through certificates guarantees the payment of the principal and interest whether or not the issuer has collected such amounts on the underlying mortgage.

The average life of these securities varies with the maturities of the underlying mortgage instruments (generally up to 30 years) and with the extent of prepayments or the mortgages themselves. Any such prepayments are passed through to the certificate holder, reducing the stream of future payments. Prepayments tend to rise in periods of falling interest rates, decreasing the average life of the certificate and generating cash which must be invested in a lower interest rate environment. This could also limit the appreciation potential of the certificates when compared to similar debt obligations which may not be paid down at will, and could cause losses on certificates purchased at a premium or gains on certificates purchased at a discount. Government National Mortgage Association ("Ginnie Mae") certificates represent pools of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veteran's Administration. The guarantee of payments under these certificates is backed by the full faith and credit of the United States. Federal National Mortgage Association ("Fannie Mae") is a government-sponsored corporation owned entirely by private stockholders. The guarantee of payments under these instruments is that of Fannie Mae only. They are not backed by the full faith and credit of the United States but the U.S. Treasury may extend credit to Fannie Mae through discretionary purchases of its securities. The U.S. Government has no obligation to assume the liabilities of Fannie Mae. Federal Home Loan Mortgage Corp. ("Freddie Mac") is a corporate instrumentality of the United States government whose stock is owned by the Federal Home Loan Banks. Certificates issued by Freddie Mac represent interest in mortgages from its portfolio. Freddie Mac guarantees payments under its certificates but this guarantee is not backed by the full faith and credit of the United States and Freddie Mac does not have authority to borrow from the U.S. Treasury.

The coupon rate of these instruments is lower than the interest rate on the underlying mortgages by the amount of fees paid to the issuing agencies, usually approximately 1/2 of 1%. Mortgage-backed securities, due to the scheduled periodic repayment of principal, and the possibility of accelerated repayment of underlying mortgage obligations, fluctuate in value in a different manner than other, non-redeemable debt securities.

CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage related securities. Although the Portfolio is authorized to invest in CMOs, it has no present intention of doing so.

FUTURES CONTRACTS AND RELATED OPTIONS. Each Portfolio other than the U.S. Government Money Market Portfolio may enter into futures contracts and purchase and write (sell) options on these contracts, including but not limited to interest rate, securities index and foreign currency futures contracts and put and call options on these futures contracts. These contracts will be entered into only upon the concurrence of the Manager that such contracts are necessary or appropriate in the management of the Portfolio's assets. These contracts will be entered into on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. These transactions may be entered into for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Portfolio intends to purchase.

So long as Commodities Futures Trading Commission rules so require, a Portfolio will not enter into any financial futures or options contract unless such transactions are for bona-fide hedging purposes or for other purposes only if the aggregate initial margins and premiums required to establish such non-hedging positions would not exceed 5% of the liquidation value of the Portfolio's total assets. All futures and options on futures positions will be covered by owning the underlying security or segregation of assets. With respect to long positions in a futures contract or option (e.g., futures contracts to purchase the underlying instrument and call options purchased or put options written on these futures contracts or instruments), the underlying value of the futures contract at all times will not exceed the sum of cash, short term U.S. debt obligations or other high quality obligations set aside in a segregated account with the Trust's Custodian for this purpose.

A  Portfolio  may  lose  the  expected  benefit  of  these  futures  or  options transactions and may incur losses if the prices of the underlying commodities move in an unanticipated manner. In addition, changes in the value of the Portfolio's futures and options positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities. Successful use of futures and related options is subject to an Advisor's ability to predict correctly movements in the direction of the securities markets generally, which ability may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures and options contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or a linked exchange), and as a result of daily price fluctuation limits there can be no assurance that an offsetting transaction could be entered into at an advantageous price at any particular time. Consequently, a Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or a Portfolio may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.

GOVERNMENT STRIPPED MORTGAGE RELATED SECURITIES. Although the Investment Quality Bond Portfolio may invest in certain government stripped mortgage related securities issued and guaranteed by GNMA, FNMA or FHLMC, it has no present intention of doing so.

RISK FACTORS

MEDIUM AND LOWER RATED AND UNRATED SECURITIES. Securities rated in the fourth highest category by S&P or Moody's, although considered investment grade, have speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than is the case with respect to issuers of higher grade bonds.

Subsequent to its purchase by a Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require sale of these securities by the Portfolio, but the Advisor will dispose of any such securities in order to limit the holdings by a Portfolio of securities rated below Baa by Moody's or BBB by S & P to no more than 5% of its net assets. It is the intention of the Portfolios to invest no more than 5% of their respective net assets in debt securities rated below Baa by Moody's or BBB by S & P (commonly known as "high yield" or "junk bonds").

NON-PUBLICLY TRADED SECURITIES. Each Portfolio may invest in non-publicly traded securities, which may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolios. In addition, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded.

SMALL CAPITALIZATION COMPANIES. Smaller capitalization companies may experience higher growth rates and higher failure rates than do larger capitalization companies. Companies in which the Small Capitalization Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

FOREIGN SECURITIES. All the Portfolios except for the U.S. Government Money Market Portfolio and the Municipal Bond Portfolio may invest in foreign securities. The Investment Quality Bond Portfolio and the Large Capitalization Value Portfolio do not intend to invest more than 20% of their respective total assets in foreign securities. The Large Capitalization Growth Portfolio and the Small Capitalization Portfolio do not intend to purchase foreign securities in an amount more than 5% of each Portfolio's total assets. The International Equity Portfolio expects to invest at least 80% of its assets in foreign securities. Investing in securities issued by foreign companies and governments involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. Government and domestic corporations. Less information may be available about foreign companies than about domestic companies and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions and custody fees are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance settlement periods. Many European countries are about to adopt a single European Currency, the euro ("the Euro Conversion"). The consequences of the Euro Conversion for foreign exchange rates, interest rates and the value of European Securities eligible for purchase by the Portfolios are presently unclear. Such consequences may adversely affect the value and/or increase the volatility of securities held by the Portfolios.

CURRENCY EXCHANGE RATES. A Portfolio's share value may change significantly when the currencies, other than the U.S. dollar, in which the Portfolio's investments are denominated strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

FORWARD CURRENCY CONTRACTS. Each Portfolio that may invest in foreign currency-denominated securities may hold currencies to meet settlement requirements for foreign securities and may engage in currency exchange transactions in order to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Portfolio's securities are or may be denominated. Forward currency contracts are agreements to exchange one currency for another-for example, to exchange a certain amount of U.S. dollars for a certain amount of French francs at a future date. The date (which may be any agreed-upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated with a currency trader and fixed for the term of the contract at the time that the Portfolio enters into the contract. To assure that a Portfolio's forward currency contracts are not used to achieve investment leverage, the Portfolio will segregate cash or high grade securities with its custodian in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these contracts.

In hedging specific portfolio positions, a Portfolio may enter into a forward contract with respect to either the currency in which the positions are denominated or another currency deemed appropriate by the Portfolio's Advisor. The amount the Portfolio may invest in forward currency contracts is limited to the amount of the Portfolio's aggregate investments in foreign currencies. Risks associated with entering into forward currency contracts include the possibility that the market for forward currency contracts may be limited with respect to certain currencies and, upon a contract's maturity, the inability of a Portfolio to negotiate with the dealer to enter into an offsetting transaction. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. In addition, the correlation between movements in the prices of those contracts and movements in the price of the currency hedged or used for cover will not be perfect. There is no assurance that an active forward currency contract market will always exist. These factors will restrict a Portfolio's ability to hedge against the risk of devaluation of currencies in which a Portfolio holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular security. See the Statement of Additional Information for further information concerning forward currency contracts. See also "Certain Securities and Investment Techniques-Futures Contracts and Related Options" on page 18 and "Certain Investment Policies-Portfolio Turnover" on page 22.

YEAR 2000. The investment management services provided to the Trust by the Manager and the Advisors and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure, as well as others, could have a negative impact on the handling of securities trades, pricing and account services. The Manager, the Advisors, the Distributor, the Transfer Agent, and other Trust service providers have been actively working on necessary changes in their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other noncomplying computer systems will not inpair their services at that time.

In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Trust's investments my be adversely affected.

CERTAIN INVESTMENT POLICIES

FUNDAMENTAL POLICIES. The Trust on behalf of each Portfolio has adopted certain investment restrictions that are enumerated in detail in the Statement of Additional Information. Among other restrictions, each Portfolio may not, with respect to 75% of its total assets taken at market value, invest more than 5% of its total assets in the securities of any one issuer, except U.S. Government Securities, or acquire more than 10% of any class of the outstanding voting securities of any one issuer. In addition, except as described above with respect to the Municipal Bond Portfolio, each Portfolio may not invest 25% or more of its total assets in securities of issuers in any one industry. The Trust on behalf of a Portfolio may borrow money as a temporary measure from banks in an aggregate amount not exceeding one-third of the value of the Portfolio's total assets to meet redemptions and for other temporary or emergency purposes not involving leveraging. A Portfolio may not purchase securities while borrowings exceed 5% of the value of the Portfolio's assets. The Portfolios each may purchase securities which are not registered under the Securities Act of 1933 ("1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Portfolio's Adviser, acting under guidelines approved and monitored by the Board, which has the ultimate responsibility for any determination regarding liquidity, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in each of the Portfolios during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The ability to sell to qualified institutional buyers under Rule 144A is a recent development and it is not possible to predict how this market will develop. The Board will carefully monitor any investments by each of the Portfolios in these securities.

The investment restrictions listed above as well as the Portfolios' investment objectives are fundamental policies and accordingly may not be changed with respect to any Portfolio without the approval of a majority of the outstanding shares of that Portfolio, as defined in the Investment Company Act of 1940 (the "1940 Act").

NON-FUNDAMENTAL POLICIES. A Portfolio will not invest more than 15% (10% with respect to the U.S. Government Money Market Portfolio) of the value of its net assets in securities that are illiquid, including certain government stripped mortgage related securities, repurchase agreements maturing in more than seven days and that cannot be liquidated prior to maturity and securities that are illiquid by virtue of the absence of a readily available market. Securities that have legal or contractual restrictions on resale but have a readily available market are deemed not illiquid for this purpose. These policies are not fundamental and may be changed by the Board of Trustees.

Portfolio Turnover

Active trading will increase a Portfolio's rate of turnover, certain transaction expenses and the incidence of short term capital gains taxable as ordinary income. An annual turnover rate of 100% would occur when all the securities held by the Portfolio are replaced one time during a period of one year. The Advisor of the International Equity Portfolio anticipates that the annual turnover in that Portfolio will not be in excess of 100%. The Advisor of the Small Capitalization Portfolio anticipates that the annual turnover in that Portfolio will not be in excess of 150%. The Advisors of each of the other Portfolios anticipate that the annual turnover in those Portfolios will not exceed 80%. The U.S. Government Money Market Portfolio's turnover is expected to be zero for regulatory reporting purposes.

MANAGEMENT OF THE TRUST

Board of Trustees

Overall responsibility for management and supervision of the Trust and the Portfolios rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Trust and the Portfolios, including agreements with the Trust's distributor, custodian, transfer agent, the Manager, Advisors and administrator. One of the Trustees and all of the Trust's executive officers are affiliated with the Manager. The Statement of Additional Information contains background information regarding each Trustee and executive officer of the Trust.

Investment Manager

Saratoga Capital Management, a registered investment advisor, located at 1501 Franklin Avenue, Mineola, New York, 11501-4803, serves as the Trust's Manager.

Saratoga Capital Management is a Delaware general partnership which is owned by certain executives of Saratoga Capital Management and by Mr. Ronald J. Goguen, whose address is Major Drilling Group International Inc., 111 St. George Street, Suite 200, Moncton, New Brunswick, Canada E1C177, Mr. John Schiavi, whose address is Schiavi Enterprises, 985 Main Street, Oxford, Maine 04270, and Mr. Thomas Browne, whose address is Pontil PTY Limited, 14 Jannali Road, Dubbo, NSW Australia 2830.

The Trust has entered into an investment management agreement (the "Management Agreement") with the Manager which, in turn, has entered into an advisory agreement ("Advisory Agreement") with each Advisor selected for the Portfolios. It is the Manager's responsibility to select, subject to the review and approval of the Board of Trustees, Advisors who have distinguished themselves by able performance in their respective areas of expertise in asset management and to review their continued performance.

Subject to the supervision and direction of the Trust's Board of Trustees, the Manager provides to the Trust investment management evaluation services principally by performing initial due diligence on prospective Advisors for each Portfolio and thereafter monitoring Advisor performance. In evaluating prospective Advisors, the Manager considers, among other factors, each Advisor's level of expertise, relative performance and consistency of performance to investment discipline or philosophy; personnel and financial strength; and quality of service and client communications. The Manager has responsibility for communicating performance expectations and evaluations to the Advisors and ultimately recommending to the Board of Trustees of the Trust whether the Advisors' contracts should be renewed, modified or terminated. The Manager provides reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. The Manager is also responsible for conducting all operations of the Trust except those operations contracted to the Advisors, custodian, distributor, transfer agent and administrator. Each Portfolio pays the Manager a fee for its services that is computed daily and paid monthly at the annual rate specified below of the value of the average net assets of the Portfolios. The Manager pays a portion of its fee to each Advisor for the advisory services provided to the Portfolio that is computed daily and paid monthly at the annual rate specified below of the value of the Portfolio's average daily net assets:


                                                              Portion
                                                              of the
                                                              Manager's
                                              Manager's       Fee Paid
Portfolio                                     Fee             to the Advisor
---------                                     ---             --------------
U.S. Government Money market Portfolio......  .475%              .125%
Investment Quality Bond Portfolio...........   .55%               .20%
Municipal Bond Portfolio....................   .55%               .20%
Large Capitalization Value Portfolio........   .65%               .30%
Large Capitalization Growth Portfolio.......   .65%               .30%
Small Capitalization Portfolio..............   .65%               .30%
International Equity Portfolio..............   .75%               .40%


The Manager, subject to the approval of the Trustees, appoints investment advisers, enters into investment advisory agreements, and may amend existing investment advisory agreements without shareholder approval whenever the Manager and the Trustees believe such actions will benefit a Portfolio and its shareholders. The Board of Trustees evaluates and approves all new investment advisory agreements between the Manager and the Advisors. This policy provides the Manager with flexibility and eliminates the unnecessary delay and expense associated with holding shareholder meetings. The total amount of investment managment fees payable by each Portfolio to the Manager cannot be changed without shareholder approval.

In addition, the Manager may provide some or all of the following administrative services to the Trust including but not limited to: the preparation of investment questionnaires and investment literature, answering inquiries regarding the Trust and its special features, other client communications, and other permissable administrative services.

Advisors

The Advisors have agreed to the foregoing fees, which are generally lower than the fees they charge to institutional accounts for which they serve as investment advisor and perform all administrative functions associated with serving in that capacity in recognition of the reduced administrative responsibilities they have undertaken with respect to the Portfolios. Subject to the supervision and direction of the Manager and, ultimately, the Board of Trustees, each Advisor's responsibilities are to manage the securities held by the Portfolio it serves in accordance with the Portfolio's stated investment objective and policies, make investment decisions for the Portfolio and place orders to purchase and sell securities on behalf of the Portfolio.

The following sets forth certain information about each of the Advisors:

OpCap Advisors ("OpCap"), a registered investment advisor, located at One World Financial Center, New York, NY 10281, serves as Advisor to the Municipal Bond Portfolio and Large Capitalization Value Portfolio. OpCap is a majority owned subsidiary of Oppenheimer Capital, a registered investment advisor, founded in 1968. PIMCO Advisors, L.P. ("PIMCO"), a publicly traded money management firm, and its affiliate, PA Holdings, Inc., hold a 33% interest in Oppenheimer Capital, and Oppenheimer Capital, L.P., a Delaware limited partnership whose units are traded on the New York Stock Exchange and of which Oppenheimer Financial Corp is the sole general partner, owns the remaining 67% interest. PIMCO and PA Holdings also own a 1% interest in OpCap Advisors and a 1% interest in Oppenheimer Capital, L.P. As of September 30, 1998, Oppenheimer Capital and its subsidiary OpCap had assets under management of approximately $58 billion.

Fox Asset Management, Inc. ("Fox"), a registered investment advisor, serves as Advisor to the Investment Quality Bond Portfolio. Fox was formed in 1985. Fox is owned by its current employees, with a controlling interest held by J. Peter Skirkanich, President, Managing Director and Chairman of Fox's Investment Committee. Fox is located at 44 Sycamore Avenue, Little Silver, NJ 07739. As of September 30, 1998, assets under management by Fox were approximately $4.5 billion.

Harris Bretall Sullivan & Smith, L.L.C. ("Harris Bretall"), a registered investment advisor, serves as Advisor to the Large Capitalization Growth Portfolio. The firm's predecessor, Harris Bretall Sullivan & Smith, Inc., was founded in 1971. Value Asset Management, Inc., a holding company owned by BancBoston Ventures, Inc., is the majority owner. Located at One Post Street, San Francisco, CA 94104, the firm managed assets of approximately $2.6 billion as of September 30, 1998.

Thorsell, Parker Partners, Inc. ("Thorsell"), a registered investment advisor serves as Advisor to the Small Capitalization Portfolio. The firm is located at 265 Post Road West, Westport, Connecticut 06880. Thorsell is owned by its current employees with a controlling interest (approximately 70%) held by Richard L. Thorsell. As of September 30, 1998, the firm had approximately $352 million of assets under management.

Sterling Capital Management Company ("Sterling"), a registered investment advisor, is the Advisor to the U.S. Government Money Market Portfolio. Sterling is a North Carolina corporation formed in 1970 and located at One First Union Center, 301 S. College Street, Suite 3200, Charlotte, NC 28202. Sterling is a wholly-owned subsidiary of United Asset Management Corporation and provides investment management services to corporations, pension and profit-sharing plans, trusts, estates and other institutions and individuals. As of September 30, 1998, Sterling had approximately $2.8 billion in assets under management. Since 1982, Sterling has been involved with the distribution of the North Carolina Capital Management Trust, a money market mutual fund offered exclusively to public units in the state, the first such fund to be registered with the Securities and Exchange Commission. As of September 30, 1998, the asset value of this fund was approximately $2.9 billion.

Friends Ivory & Sime, Inc. ("FIS"), a registered investment advisor, is the Advisor to the International Equity Portfolio and, in connection therewith, has entered into a sub-investment advisory agreement with Friends Ivory & Sime plc of London, England. Pursuant to such sub-investment advisory agreement, Friends Ivory & Sime plc performs investment advisory and portfolio transaction services for such Portfolio. While Friends Ivory & Sime plc is responsible for the day-to-day management of the Portfolio's assets, FIS reviews investment performance, policies and guidelines, facilitates communication between Friends Ivory & Sime plc and the Manager and maintains certain books and records. As compensation for its services as investment advisor, the Manager pays FIS a monthly fee at the annual rate of .40% of the average daily net assets of the International Equity Portfolio. As compensation for its services, Friends Ivory & Sime plc receives from FIS 78% of the net monthly fees paid by the Manager to FIS pursuant to the Investment Advisory Agreement between the Manager and FIS.

FIS (formerly Ivory & Sime International, Inc.) was organized in 1978, and as of February, 1998 is a wholly-owned subsidiary of Friends Ivory & Sime plc. FIS offers clients in the United States the services of Friends Ivory & Sime plc in global securities markets. Friends Ivory & Sime plc is a subsidiary of Friends Provident Group. Friends Provident was founded in 1832, and is a mutual life assurance company registered in England. As of September 30, 1998, the firm and its affiliates managed approximately $40 billion of global equity investments. FIS is located at One World Trade Center, Suite 2101, New York, NY 10048, and Friends Ivory & Sime plc is located at Princes Court, 7 Princes Street, London, England EC2R8AQ.

Administration

State Street Bank and Trust Company ("State Street"), located at One Heritage Drive, North Quincy, Massachusetts 02171, calculates the net asset value of the Portfolios' shares and creates and maintains the Trust's financial records required by Section 31 of the 1940 Act.

Unified Fund Services, Inc. provides administrative services and manages the administrative affairs of the Trust pursuant to an Administration Agreement with the Trust. Such services include the preparation of proxy statements and reports filed with federal and state securities commissions (except to the extent that the participation of independent accountants and attorneys is, in the opinion of Unified Fund Services, Inc., necessary or desirable), preparation of materials for regular and special meetings of the Board of Trustees of the Trust, and supervising the determination of the net asset value of the Trust's Portfolios. For these services, each Portfolio pays Unified Fund Services, Inc. an annual rate of .12% of the Portfolio's average daily net assets per year with a monthly cap.

Expenses of The Portfolios

Each Portfolio bears its own expenses, which generally include all costs not specifically borne by the Manager, the Advisors, State Street and Unified Fund Services, Inc. as Administrator to the Trust. Included among a Portfolio's expenses are: costs incurred in connection with the Portfolio's organization; investment management and administration fees; fees for necessary professional and brokerage services; fees for any pricing service; costs of the determination of net asset value; the costs of regulatory compliance; and costs associated with maintaining the Trust's legal existence and shareholder relations. The Trust's agreement with the Manager provides that the Manager will reduce its fees to a Portfolio to the extent required by applicable state laws for certain expenses that are described in the Statement of Additional Information.

Portfolio Transactions

To the extent consistent with the applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC under the 1940 Act, the Board of Trustees of the Trust has determined that brokerage transactions for a Portfolio may be executed through affiliated broker-dealers if, in the judgment of the Advisor, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers. When selecting broker-dealers, the Advisors may consider their record of sales of shares of the Portfolios.

PURCHASE OF SHARES

General

Purchases of shares of a Portfolio must be made through an entity having a sales agreement with Unified Management Corporation, the Trust's general distributor (the "Distributor") ("Dealers"), or directly through the Distributor.

The Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad choices available. The Trust offers several Classes of shares to investors designed to provide them with the flexibility of selecting an investment best suited to their needs.

The Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Portfolios. As further assistance, the Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor's account.

CONTINGENT DEFERRED SALES CHARGE

Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be invested in the Trust. A CDSC of 1%, however, will be imposed on most shares redeemed within one year after purchase. The CDSC will be imposed on any redemption of shares if after such redemption the aggregate current value of an account with the Trust falls below the aggregate amount of the investor's purchase payments for shares made during the one year preceding the redemption. In addition, shares are subject to an annual 12b-1 fee of 1.0% of the average daily net assets. Shares of the Trust which are held for one year or more after purchase will not be subject to any CDSC upon redemption.

CDSC Waivers. A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the one year preceding the redemption; (ii) the current net asset value of shares purchased more than one year prior to the redemption; and (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii), and (iii) above (in that order) are redeemed first.

In addition, the CDSC, if otherwise applicable, will be waived in the case of:

         (1) redemptions of shares held at the time a shareholder dies or becomes disabled, only if the shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code ("403(b) Custodial Account"), provided in either case that the redemption is requested within one year of the death or initial determination of disability;

         (2) redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA or 403(b) Custodial Account following attainment of age 70 1/2; or (c) a tax-free return of an excess contribution to an IRA;

         (3)  certain  redemptions   pursuant  to  the  Portfolio's   Systematic
Withdrawal Plan (see "Redemption of Shares - Systematic Withdrawal Plan").

With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Internal Revenue Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term "distribution" does not encompass a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of written confirmation of the shareholder's entitlement.

PLAN OF DISTRIBUTION

The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act with respect to the distribution of shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 1.0% of the average net assets. Up to 0.25% of average daily net assets may be paid directly to the Manager for support services. The fee is treated by each Portfolio as an expense in the year it is accrued. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

Additional amounts paid under the Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of Dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolios' shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate Dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

At any given time, the expenses in distributing shares of each Portfolio may be in excess of the total of (i) the payments made by the Portfolio pursuant to the Plan, and (ii) the proceeds of CDSCs paid by investors upon the redemption of shares. For example, if $1 million in expenses in distributing shares of a Portfolio had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. Because there is no requirement under the Plan that the Distributor or other entities be reimbursed for all distribution expenses or any requirement that the Plan be continued from year to year, such excess amount does not constitute a liability of the Portfolio. Although there is no legal obligation for the Portfolio to pay expenses incurred in excess of payments made to the Distributor under the Plan, and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs. If expenses in distributing shares are less than payments made for distributing shares, the Distributor or other entities will retain the full amount of the payments.

Continuous Offering

The Trust offers its shares for sale to the public on a continuous basis. The offering price is the net asset value per share next determined after receipt of an order by the Distributor. Shareholders will not receive share certificates because the Trust does not issue share certificates.

The Trust offers an Automatic Investment Plan under which purchase orders of $100 or more may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder's designated account. For further information regarding the Automatic Investment Plan, shareholders should contact their Dealer or the Trust at 800-807-FUND (800-807-3863).

For Class C shares of the Trust, the minimum initial investment in the Trust is $100,000 and the minimum investment in any individual Portfolio (other than the U.S. Government Money Market Portfolio) is $250; there is no minimum investment for the U.S. Government Money Market Portfolio. For employees and relatives of: the Manager, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment is $1,000 with no individual Portfolio minimum. There is no minimum initial investment for employee benefit plans, associations, and individual retirement accounts. The minimum subsequent investment in the Trust is $100 and there is no minimum subsequent investment for any Portfolio. The Trust reserves the right at any time to vary the initial and subsequent investment minimums.

The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees of the Trust whenever the Board judges it to be in the best interest of the Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.

The Distributor will from time to time provide compensation to Dealers in connection with sales of shares of the Trust including promotional gifts (including gift certificates, dinners and other items), financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns.

REDEMPTION OF SHARES

Redemption in General

Shares of a Portfolio may be redeemed at no charge on any day that the Portfolio calculates its net asset value as described below under "Net Asset Value."
Redemption requests received in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day less the amount of any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value next determined less the amount of any applicable CDSC. A Portfolio is required to transmit redemption proceeds for credit to the shareholder's account at no charge within seven days after receipt of a redemption request. A shareholder who pays for Portfolio shares by personal check will be credited with the proceeds of a redemption of those shares when the purchase check has been collected, which may take up to 15 days. Shareholders who anticipate the need for more immediate access to their investment should purchase shares by Federal funds or bank wire or by a certified or cashier's check.

Redemption requests may be given to the shareholder's Dealer (who is responsible for transmitting them to the Trust's Transfer Agent) or directly to the Transfer Agent, if the shareholder purchased shares directly from the Distributor. In order to be effective, a redemption request of a shareholder other than an individual may require the submission of documents commonly required to assure the safety of a particular account.

The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.

If the Board of Trustees determines that it would be detrimental to the best interests of a Portfolio's shareholders to make a redemption payment wholly in cash, the Portfolio may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Portfolio's net assets by a distributions in kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions in kind of portfolio securities may incur brokerage commissions when subsequently disposing of those securities.

Certain requests require a signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee in the discretion of the Trust or Transfer Agent):

1.  Re-registration of the account.
2.  Changing bank wiring instructions on the account.
3.  Name change on the account.
4.  Setting up/changing systematic withdrawal plan to a secondary address.
5.  Redemptions greater than $25,000.
6. Any redemption check that is made payable to someone other than the shareholder(s).
7. Any redemption check that is being mailed to a different address than the address of record.

You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

Systematic Withdrawal Plan. A systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders. Any Portfolio from which redemptions will be made pursuant to the Plan will be referred to as a "SWP Portfolio". The Withdrawal Plan provides for monthly, quarterly, semi- annual or annual payments in any amount not less than $25, or in any whole percentage of the value of the SWP Portfolio's shares, on an annualized basis. Any applicable CDSC will be imposed on shares redeemed under the Withdrawal Plan (see "Purchase of Fund Shares"), except that the CDSC, if any, will be waived on redemptions under the Withdrawal Plan of up to 12% annually of the value of each SWP Portfolio account, based on the Share values next determined after the shareholder establishes the Withdrawal Plan. Redemptions for which this CDSC waiver policy applies may be in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Under this CDSC waiver policy, amounts withdrawn each period will be paid by first redeeming shares not subject to a CDSC because the shares were purchased by the reinvestment of dividends or capital gains distributions, the CDSC period has elapsed or some other waiver of the CDSC applies. If shares subject to a CDSC must be redeemed, shares held for the longest period of time will be redeemed first followed by shares held the next longest period of time until shares held the shortest period of time are redeemed. Any shareholder participating in the Withdrawal Plan will have sufficient shares redeemed from his or her account so that the proceeds (net of any applicable CDSC) to the shareholder will be the designated monthly, quarterly, semi-annual or annual amount.

A shareholder may suspend or terminate participation in the Withdrawal Plan at any time. A shareholder who has suspended participation may resume payments under the Withdrawal Plan, without requiring a new determination of the account value for the 12% CDSC waiver. The Withdrawal Plan may be terminated or revised at any time by the Portfolios.

The addition of a new SWP Portfolio will not change the account value for the 12% CDSC waiver for the SWP Portfolios already participating in the Withdrawal Plan.

Withdrawal Plan payments should not be considered dividends, yields or income. If periodic Withdrawal Plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes. Shareholders should contact their Dealer representative or the Manager for further information about the Withdrawal Plan.

Reinstatement Privilege. A shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Portfolios in the same Class from which such shares were redeemed or repurchased, at net asset value next determined after a reinstatement request (made in writing to and approved by the Manager), together with the proceeds, is received by the Transfer Agent and receive a pro-rata credit for any CDSC paid in connection with such redemption or repurchase.

Involuntary Redemptions

Due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $7,500 or less as a result of redemptions, but not as a result of a fluctuation in a Portfolio's net asset value, after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Investors should be aware that involuntary redemptions may result in the liquidation of Portfolio holdings at a time when the value of those holdings is lower than the investor's cost of the investment or may result in the realization of taxable capital gains. No CDSC will be imposed on any involuntary redemption.

NET ASSET VALUE

Each Portfolio's net asset value per share is calculated by State Street on each day, Monday through Friday, except on days on which the NYSE is closed. The NYSE is currently scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday when one of those holidays falls on a Saturday or on the subsequent Monday when one of those holidays falls on a Sunday.

Net asset value per share is determined as of the close of trading on the NYSE and is computed by dividing the value of a Portfolio's net assets by the total number of its shares outstanding. Generally, a Portfolio's investments are valued at market value or, in the absence of a market value, at fair value as determined by or under the direction of the Board of Trustees.

Securities that are primarily traded on foreign exchanges are generally valued for purposes of calculating a Portfolio's net asset value at the preceding closing values of the securities on their respective exchanges, except that, when an occurrence subsequent to the time a value was so established is likely to have changed that value, the fair market value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. A security that is primarily traded on a domestic or foreign stock exchange is valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price. All portfolio securities held by the U.S. Government Money Market Portfolio and short term dollar-denominated investments of the other Portfolios that mature in 60 days or less are valued on the basis of amortized cost (which involves valuing an investment at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the investment) when the Board of Trustees has determined that amortized cost represents fair value. An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by the Portfolio is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contact is equal to the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Board of Trustees.

All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer. If the bid and offered quotations are not available, the rate of exchange will be determined in good faith by or under the direction of by the Board of Trustees. In carrying out the Board's valuation policies, State Street may consult with an independent pricing service retained by the Trust. Further information regarding the Portfolio's valuation policies is contained in the Statement of Additional Information.

EXCHANGE PRIVILEGE

Shares of a Portfolio may be exchanged without payment of any exchange fee for shares of another Portfolio of the same Class at their respective net asset values. No CDSC is imposed at the time of any exchange of shares, although any applicable CDSC will be imposed upon ultimate redemption. The Trust may in the future offer an exchange feature involving shares of an unaffiliated Fund group subject to receipt of appropriate regulatory relief. Portfolios acquired in exchange for shares of a CDSC Fund having a different CDSC schedule than that of these Portfolios will be subject to the higher CDSC schedule, even if such shares are subsequently re-exchanged for shares of a Portfolio or Fund with a lower CDSC schedule.

An exchange of shares, including an exchange resulting from a shareholder's instruction to automatically or otherwise reallocate or rebalance his or her shares, is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. Shareholders exchanging shares of a Portfolio for shares of another Portfolio should review the disclosure provided herein relating to the exchanged-for shares carefully prior to making an exchange. The exchange privilege is available to shareholders residing in any state in which Portfolio shares being acquired may be legally sold.

The Manager reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission.

The Distributor and the Trust's transfer agent will employ reasonable procedures for telephone redemptions and exchanges to confirm that the instructions received from shareholders or their account representatives are genuine, and if they do not, the Distributor or the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions. Shareholders will be required to provide their name, address, social security number and other identifying information. Account representatives must identify themselves and their firm and the Distributor will confirm that such firm has a valid selling agreement with the Distributor and that the representative is authorized to act on behalf of the firm.

Because excessive trading (including short-term "market timing" trading can limit a Portfolio's performance, each Portfolio may refuse any exchange orders
(1) if they appear to be market-timing transactions involving significant portions of a Portfolio's assets or (2) from any shareholder account if the shareholder or his or her broker-dealer has been advised that previous use of the exchange privilege is considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Net investment income (i.e., income other than long and short term capital gains) and net realized long and short term capital gains will be determined separately for each Portfolio. Dividends derived from net investment income and distributions of net realized long and short term capital gains paid by a Portfolio to a shareholder will be automatically reinvested (at current net asset value) in additional shares of that Portfolio (which will be deposited in the shareholder's account) unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Shares acquired by dividend and distribution reinvestment will not be subject to any CDSC and will be eligible for conversion on a pro rata basis. Dividends attributable to the net investment income of the U.S. Government Money Market Portfolio, the Municipal Bond Portfolio and the Investment Quality Bond Portfolio will be declared daily and paid monthly. Shareholders of those Portfolios receive dividends from the day following the purchase up to and including the date of redemption. Dividends attributable to the net investment income of the remaining Portfolios are declared and paid annually. Distributions of any net realized long term and short term capital gains earned by a Portfolio will be made annually.

Taxes

As each Portfolio will be treated as a separate entity for federal income tax purposes, the amounts of net investment income and net realized capital gains subject to tax will be determined separately for each Portfolio (rather than on a Trust-wide basis).

Each Portfolio intends to qualify each year as a regulated investment company for federal income tax purposes. The requirements for qualification (i) may cause a Portfolio, among other things, to restrict the extent of its transactions in warrants, currencies, options, futures or forward contracts and
(ii) will cause each of the Portfolios to maintain a diversified asset portfolio.

A regulated investment company will not be subject to federal income tax on its net investment income and its capital gains that it distributes to shareholders, so long as it meets certain overall distribution requirements and other conditions under the Code. Each Portfolio intends to satisfy these overall distribution requirements and any other required conditions. Dividends declared by a Portfolio in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Portfolio not later than such December 31 provided that such dividend is actually paid by the Portfolio during January of the following year.

Dividends derived from a Portfolio's taxable net investment income and distributions of a Portfolio's net realized short term capital gains (including short term gains from investments in tax exempt obligations) will be taxable to shareholders as ordinary income for federal income tax purposes, regardless of how long shareholders have held their Portfolio shares and whether the dividends or distributions are received in cash or reinvested in additional shares. Distributions of net realized long term capital gains will be taxable to shareholders as long term capital gains for federal income tax purposes, regardless of how long a shareholder has held his Portfolio shares and whether the distributions are received in cash or reinvested in additional shares. Dividends and distributions paid by the U.S. Government Money Market Portfolio, the Investment Quality Bond Portfolio and the Municipal Bond Portfolio and distributions of capital gains paid by all the Portfolios will not qualify for the dividend received deduction for corporations. As a general rule, dividends paid by a Portfolio, to the extent derived from dividends attributable to certain types of stock issued by U.S. corporations, will qualify for the dividend received deduction for corporations which hold shares in a Portfolio for more than 45 days. Some states, if certain asset and diversification requirements are satisfied, permit shareholders to treat their portions of a Portfolio's dividends that are attributable to interest on U.S. Treasury securities and certain U.S. Government Securities as income that is exempt from state and local income taxes. Dividends attributable to repurchase agreement earnings are, as a general rule, subject to state and local taxation.

Dividends paid by the Municipal Bond Portfolio that are derived from interest earned on qualifying tax-exempt obligations are expected to be "exempt-interest" dividends that shareholders may exclude from their gross incomes for federal income tax purposes if the Portfolio satisfies certain asset percentage requirements. To the extent that the Portfolio invests in bonds, the interest on which is a specific tax preference item for federal income tax purposes ("AMT-Subject Bonds"), any exempt-interest dividends derived from interest on AMT-Subject Bonds will be a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. Dividends distributed by the Municipal Bond Portfolio may not be exempt from state or local taxation. Shareholders will receive notification annually stating the portion of the Municipal Bond Portfolio's tax-exempt income attributable to issuers in each state. You should contact your tax advisor if you have any questions, particularly with regard to state and local taxes.

Net investment income or capital gains earned by the Portfolios investing in foreign securities may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Portfolios to a reduced rate of tax or exemption from tax on this related income and gains. It is impossible to determine the effective rate of foreign tax in advance since the amount of these Portfolios' assets to be invested within various countries is not known. The Portfolios intend to operate so as to qualify for treaty-reduced rates of tax where applicable. Furthermore, if a Portfolio qualifies as a regulated investment company, and if more than 50% of the value of the Portfolio's assets at the close of each fiscal quarter consists of stock or securities of foreign corporations, the Portfolio may elect, for U.S. federal income tax purposes: conduit treatment by passing through to its shareholders the ability to take either the foreign tax credit or the deduction for foreign taxes with respect to the foreign taxes paid by the regulated investment company. The Trust anticipates that the International Equity Portfolio will qualify for and make this election in most, but not necessarily all, of its taxable years. If a Portfolio were to make an election, an amount equal to the foreign income taxes paid by the Portfolio would be included in the income of its shareholders and the shareholders would be entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct such portions from their U.S. taxable income, if any. Shortly after any year for which it makes an election, a Portfolio will report to its shareholders, in writing, the amount per share of foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

As discussed above, an exchange of shares in a Portfolio for shares in another Portfolio resulting from a shareholder's instruction to automatically or otherwise reallocate or rebalance their shares of the Portfolios is treated for federal income tax purposes as a redemption (sale) of shares and a taxable gain or loss may be realized.

Statements as to the tax status of each shareholder's dividends and distributions are mailed annually. Shareholders will also receive, if appropriate, various written notices after the close of the Portfolios' taxable year with respect to certain foreign taxes paid by the Portfolios and certain dividends and distributions that were, or were deemed to be, received by shareholders from the Portfolios during the Portfolios' prior taxable year. Shareholders should consult with their own tax advisors with specific reference to their own tax situations.

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company is located at One Heritage Drive, North Quincy, Massachusetts 02171 and serves as the Custodian of the Trust's investments and the Trust's transfer agent. The Shareholder Services Group is the subtransfer agent for certain retirement plan accounts. Cash balances of the Portfolios with the Custodian in excess of $100,000 are unprotected by Federal deposit insurance. Such uninsured balances may at times be substantial.

PERFORMANCE OF THE PORTFOLIOS

Yield

The Trust may, from time to time, include the yield and effective yield of the U.S. Government Money Market Portfolio in advertisements or reports to shareholders or prospective investors. Current yield for the U.S. Government Money Market Portfolio will be based on income received by a hypothetical investment over a given seven-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the U.S. Government Money Market Portfolio will be calculated in a manner similar to that used to calculate yield, but will reflect the compounding effect of earnings on reinvested dividends.

For the Investment Quality Bond Portfolio and the Municipal Bond Portfolio, from time to time, the Trust may advertise the thirty-day "yield" and, with respect to the Municipal Bond Portfolio, an "equivalent taxable yield." The yield of a Portfolio refers to the income generated by an investment in the Portfolio over the thirty-day period identified in the advertisement and is computed by dividing the net investment income per share earned by the Portfolio during the period by the net asset value per share on the last day of the period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semi-annually. The annualized income is then shown as a percentage of the net asset value.

Equivalent Taxable Yield

The equivalent taxable yield of the Municipal Bond Portfolio demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to the Portfolio's tax-exempt yield. It is calculated by increasing the yield shown for the Portfolio, calculated as described above, to the extent necessary to reflect the payment of specified tax rates. Thus, the equivalent taxable yield always will exceed the Portfolio's yield.

Total Return

From time to time, the Trust may advertise a Portfolio's (other than the U.S. Government Money Market Portfolio's) "average annual total return" over various periods of time. This total return figure shows the average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of the Portfolio's shares and assumes that any income, dividends and/or capital gains distributions made by the Portfolio during the period are reinvested in shares of the Portfolio. Figures will be given for recent one-, five-and ten-year periods (if applicable) and may be given for other periods as well (such as from commencement of the Portfolio's operations or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, investors should note that Portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period. A Portfolio also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in the Portfolio's share price and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

It is important to note that yield and total return figures are based on historical earnings and are not intended to indicate future performance. The Statement of Additional Information describes the method used to determine a Portfolio's yield and total return. Shareholders may make inquiries regarding a Portfolio, including current yield quotations or total return figures, to any Dealer or the Trust at 800-807-FUND (800-807-3863).

In reports or other communications to shareholders or in advertising material, a Portfolio may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar or similar independent services that monitor the performance of mutual funds or with other appropriate indices of investment securities, such as the Lehman Brothers Government/Corporate Bond Index, the S&P 500, the S&P/Barra Growth Index and S&P/Barra Value Index, the EAFE Index and the Russell 2000 Index. The performance information also may include evaluations of the Portfolios published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Morningstar, Barron's, Investor's Business Daily, The Wall Street Journal, USA Today, The New York Times and Money.

ADDITIONAL INFORMATION

The Trust was organized as an unincorporated business trust under the laws of Delaware on April 8, 1994 and is a trust fund commonly known as a "business trust."

The shareholders of the Portfolios are each entitled to a full vote for each full share of beneficial interest (par value $.001 per share) held and fractional votes for fractional shares. Each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. Shares of each Portfolio are entitled to vote as a class to the extent required by the provisions of the 1940 Act or as otherwise permitted by the Trustees. When issued, shares of each Portfolio are fully paid and have no preemptive, conversion or other subscription rights. The shares do not have cumulative voting rights.

It is the intention of the Trust not to hold Annual Meetings of Shareholders. The Trustees may call Special Meetings of Shareholders for action by shareholder vote as may be required by the 1940 Act or the Master Trust Agreement. Shareholders have certain rights, including the right to call a meeting upon a vote of the Trust's outstanding shares for the purpose of voting on the removal of one or more Trustees. The Trust may from time to time add additional Portfolios to the Trust or with approval of the shareholders of an existing Portfolio, if necessary, terminate one or more of the Portfolios.

Shareholder Inquiries

All inquiries regarding the Trust should be directed to Saratoga Capital Management at 800-807-FUND (800-807-3863).

Major Shareholders

To the knowledge of the Trust, the only person who as of September 30, 1998 had beneficial ownership of more than 25% of the voting securities of any of the Portfolios is the American Medical Association Pension Trust, which held 32.86% of the outstanding shares of the Small Capitalization Portfolio, and may be deemed to control the Small Capitalization Portfolio until such time as it owns less than 25% of the outstanding shares of the Small Capitalization Portfolio.

                                   PROSPECTUS

Trust Manager:
Saratoga Capital Management
1501 Franklin Avenue
Mineola, NY  11501
(800) 807-FUND
         (3863)

Transfer and Shareholder
Servicing Agent:
State Street Bank and Trust Company
P.O. Box 8514
Boston, MA 02266

General Distributor:
Unified Management Corporation
431 North Pennsylvania Street
Indianapolis, Indiana 46204
(317) 917-7000

(-       U.S. Government Money Market Portfolio

(-       Investment Quality Bond Portfolio

(-       Municipal Bond Portfolio

(-       Large Capitalization Value Portfolio

(-       Large Capitalization Growth Portfolio

(-       Small Capitalization Portfolio

(-       International Equity Portfolio


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information or the Trust's official sales literature in connection with the offering of shares, and if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                             THE SARATOGA ADVANTAGE TRUST


                         Statement of Additional Information

INCOME PORTFOLIOS:

U. S. Government Money Market Portfolio

Investment Quality Bond Portfolio

Municipal Bond Portfolio


EQUITY PORTFOLIOS:

Large Capitalization Value Portfolio

Large Capitalization Growth Portfolio

Small Capitalization Portfolio

International Equity Portfolio


1501 Franklin Avenue
Mineola, NY  11501-4803
800-807-FUND (800-807-3863).

This Statement of Additional Information (the "Additional Statement") is not a Prospectus. Investors should understand that this Additional Statement should be read in conjunction with the Trust's Class I Prospectus, the Trust's Class B Prospectus, or the Trust's Class C Prospectus, all dated January 1, 1999 (the "Prospectus"). A copy of the Prospectus may be obtained by written request to Saratoga Capital Management at the address or phone listed above.

The date of this Additional Statement is January 1, 1999.

                                  TABLE OF CONTENTS
                                                                  Page

INVESTMENT OF THE TRUST'S ASSETS . . . . . . . . . . . . . . . . .

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . .

PRINCIPAL HOLDERS OF SECURITIES AND
CONTROL PERSONS OF THE PORTFOLIOS. . . . . . . . . . . . . . . . .

TRUSTEES AND OFFICERS. . . . . . . . . . . . . . . . . . . . . . .

MANAGEMENT AND OTHER SERVICES. . . . . . . . . . . . . . . . . . .

INVESTMENT ADVISORY SERVICES . . . . . . . . . . . . . . . . . . .

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . .

PORTFOLIO YIELD AND TOTAL RETURN INFORMATION . . . . . . . . . . .

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

ADDITIONAL INFORMATION . . . . . . . . . . . . . . . . . . . . . .

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . .

APPENDIX A - RATINGS . . . . . . . . . . . . . . . . . . . . . . .

                           INVESTMENT OF THE TRUST'S ASSETS


     The investment objective and policies of each Portfolio are described in the Prospectus. A further description of each Portfolio's investments and investment methods appears below.

     COLLATERALIZED MORTGAGE OBLIGATIONS. In addition to securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, another type of mortgage-backed security is the "collateralized mortgage obligation," which is secured by groups of individual mortgages but is similar to a conventional bond where the investor looks only to the issuer for payment of principal and interest. Although the obligations are recourse obligations to the issuer, the issuer typically has no significant assets, other than assets pledged as collateral for the obligations, and the market value of the collateral, which is sensitive to interest rate movements, may affect the market value of the obligations. A public market for a particular collateralized mortgage obligation may or may not develop and thus, there can be no guarantee of liquidity of an investment in such obligations.

     INFORMATION ON TIME DEPOSITS AND VARIABLE RATE NOTES. The Portfolios may invest in fixed time deposits, whether or not subject to withdrawal penalties; however, investment in such deposits which are subject to withdrawal penalties, other than overnight deposits, are subject to the 15% limit on illiquid investments set forth in the Prospectus for each Portfolio.

     The commercial paper obligations which the Portfolios may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a "Master Note") permit a Portfolio to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between a Portfolio as lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Portfolio has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Portfolio and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus there is no limitation on the type of issuer from whom these notes will be purchased; however, in connection with such purchase and on an ongoing basis, a Portfolio's Advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. A Portfolio will not invest more than 5% of its total assets in variable rate notes. Variable rate notes are subject to the Portfolio's investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

     CONVERTIBLE SECURITIES. As specified in the Prospectus, certain of the Portfolios may invest in fixed-income securities which are convertible into common stock. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

     To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, the convertible security will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Portfolios at varying price levels above their investment values and/or their conversion values in keeping with the Portfolios' objectives.

     INSURED BANK OBLIGATIONS. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $100,000. A Portfolio may, within the limits set forth in the Prospectus, purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability. Unless the Board of Trustees determines that a readily available market exists for such obligations, a Portfolio will treat such obligations as subject to the 15% limit for illiquid investments set forth in the Prospectus unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

     WHEN-ISSUED SECURITIES. All Portfolios may take advantage of offerings of eligible portfolio securities on a "when-issued" basis, i.e., delivery of and payment for such securities take place sometime after the transaction date on terms established on such date. Normally, settlement on U.S. Government securities takes place within ten days. A Portfolio only will make when-issued commitments on eligible securities with the intention of actually acquiring the securities. If a Portfolio chooses to dispose of the right to acquire a when-issued security (prior to its acquisition), it could, as with the disposition of any other Portfolio obligation, incur a gain or loss due to market fluctuation. No when-issued commitments will be made if, as a result, more than 15% of the net assets of a Portfolio would be so committed.

     HEDGING. Certain Portfolios may use certain Hedging Instruments as described, and subject to the restrictions stated, in the Prospectus. To engage in short hedging, a Portfolio would: (i) sell financial futures; (ii) purchase puts on such futures or on individual securities held by it ("Portfolio securities") or securities indexes; or (iii) write calls on Portfolio securities or on financial futures or securities indexes. To engage in long hedging, a Portfolio would: (i) purchase financial futures, or (ii) purchase calls or write puts on such futures or on Portfolio securities or securities indexes.

Additional information about the Hedging Instruments a Portfolio may use is provided below.


     FINANCIAL FUTURES. No price is paid or received upon the purchase of a financial future. Upon entering into a futures transaction, a Portfolio will be required to deposit an initial margin payment equal to a specified percentage of the contract value. Initial margin payments will be deposited with a Portfolio's custodian bank in an account registered in the futures commission merchant's name; however the futures commission merchant can gain access to that account only under specified conditions. As the future is marked to market to reflect changes in its market value, subsequent payments, called variation margin, will be made to or from the futures commission merchant on a daily basis. Prior to expiration of the future, if the Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Portfolio, and any loss or gain is realized for tax purposes. Although financial futures by their terms call for the actual delivery or acquisition of the specified debt security, in most cases the obligation is fulfilled by closing out the position. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded. At present, no Portfolio intends to enter into financial futures and options on such futures if after any such purchase, the sum of initial margin deposits on futures and premiums paid on futures options would exceed 5% of a Portfolio's total assets. This limitation is not a fundamental policy.

     ADDITIONAL INFORMATION ON PUTS AND CALLS. When a Portfolio writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying securities) regardless of market price changes during the call period. If the call is exercised, the Portfolio forgoes any possible profit from an increase in market price over the exercise price. A Portfolio may, in the case of listed options, purchase calls in "closing purchase transactions" to terminate a call obligation. A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium received on the call written is more or less than the price of the call subsequently purchased. A profit may be realized if the call lapses unexercised, because the Portfolio retains the underlying security and the premium received. Sixty percent of any such profits are considered long-term gains and forty percent are considered short-term gains for tax purposes. If, due to a lack of a market, a Portfolio could not effect a closing purchase transaction, it would have to hold the callable securities until the call lapsed or was exercised. A Portfolio's Custodian, or a securities depository acting for the Custodian, will act as the Portfolio's escrow agent, through the facilities of the Options Clearing Corporation ("OCC") in connection with listed calls, as to the securities on which the Portfolio has written calls, or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the Portfolio's entering into a closing purchase transaction.

     When a Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period (or on a certain date for OTC options) at a fixed exercise price. A Portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the call price plus the transaction costs and the premium paid for the call and the call is exercised. If a call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Portfolio will lose its premium payment and the right to purchase the underlying investment.

     With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Portfolio and the transacting dealer, without the intermediation of a third party such as the OCC. If a transacting dealer fails to make delivery on the U.S. Government securities underlying an option it has written, in accordance with the terms of that option as written, a Portfolio could lose the premium paid for the option as well as any anticipated benefit of the transaction. The Portfolios will engage in OTC option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. In the event that any OTC option transaction is not subject to a forward price at which the Portfolio has the absolute right to repurchase the OTC option which it has sold, the value of the OTC option purchased and of the Portfolio assets used to "cover" the OTC option will be considered "illiquid securities" and will be subject to the 15% limit on illiquid securities. The "formula" on which the forward price will be based may vary among contracts with different primary dealers, but it will be based on a multiple of the premium received by the Portfolio for writing the option plus the amount, if any, of the option's intrinsic value, i.e., current market value of the underlying securities minus the option's strike price.

     A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period (or on a certain date for OTC options). The investment characteristics of writing a put covered by segregated liquid assets equal to the exercise price of the put are similar to those of writing a covered call. The premium paid on a put written by a Portfolio represents a profit, as long as the price of the underlying investment remains above the exercise price. However, a Portfolio has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, the Portfolio (as writer) realizes a gain in the amount of the premium. If the put is exercised, the Portfolio must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the Portfolio may incur a loss upon disposition, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

     When writing put options, to secure its obligation to pay for the underlying security, a Portfolio will maintain in a segregated account at its Custodian liquid assets with a value equal to at least the exercise price of the option. As a result, the Portfolio forgoes the opportunity of trading the segregated assets or writing calls against those assets. As long as the Portfolio's obligation as a put writer continues, the Portfolio may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the Portfolio to purchase the underlying security at the exercise price. A Portfolio has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon the earlier of the expiration of the put, or the consummation by the Portfolio of a closing purchase transaction by purchasing a put of the same series as that previously sold. Once a Portfolio has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

     A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put to it. Furthermore, effecting such a closing purchase transaction will permit the Portfolio to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Portfolio. The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

     When a Portfolio purchases a put, it pays a premium and has the right to sell the underlying investment at a fixed exercise price to a seller of a corresponding put on the same investment during the put period if it is a listed option (or on a certain date if it is an OTC option). Buying a put on securities or futures held by it permits a Portfolio to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price. In the event of a decline in the market, the Portfolio could exercise, or sell the put option at a profit that would offset some or all of its loss on the Portfolio securities. If the market price of the underlying investment is above the exercise price and as a result, the put is not exercised, the put will become worthless at its expiration date and the purchasing Portfolio will lose the premium paid and the right to sell the underlying securities; the put may, however, be sold prior to expiration (whether or not at a profit). Purchasing a put on futures or securities not held by it permits a Portfolio to protect its Portfolio securities against a decline in the market to the extent that the prices of the future or securities underlying the put move in a similar pattern to the prices of the securities in the Portfolio's portfolio.

     An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. A Portfolio's option activities may affect its turnover rate and brokerage commissions. The exercise of calls written by a Portfolio may cause the Portfolio to sell from its Portfolio securities to cover the call, thus increasing its turnover rate in a manner beyond the Portfolio's control. The exercise of puts on securities or futures will increase portfolio turnover. Although such exercise is within the Portfolio's control, holding a put might cause a Portfolio to sell the underlying investment for reasons which would not exist in the absence of the put. A Portfolio will pay a brokerage commission every time it purchases or sells a put or a call or purchases or sells a related investment in connection with the exercise of a put or a call.

     REGULATORY ASPECTS OF HEDGING INSTRUMENTS. Transactions in options by a Portfolio are subject to limitations established (and changed from time to time) by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options which a Portfolio may write or hold may be affected by options written or held by other investment companies and discretionary accounts of the Portfolio's Advisor, including other investment companies having the same or an affiliated investment adviser. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

     Due to requirements under the Act when a Portfolio sells a future, it will maintain in a segregated account or accounts with its custodian bank, cash or readily marketable short-term (maturing in one year or less) debt instruments in an amount equal to the market value of such future, less the margin deposit applicable to it.

     The Trust and each Portfolio must operate within certain restrictions as to its positions in futures and options thereon under a rule ("CFTC Rule") adopted by the Commodity Futures Trading Commission ("CFTC") under the Commodity Exchange Act (the "CEA"), which excludes the Trust and each Portfolio from registration with the CFTC as a "commodity pool operator" (as defined under the CEA). Under those restrictions, a Portfolio may not enter into any financial futures or options contract unless such transactions are for bona fide hedging purposes, or for other purposes only if the aggregate initial margins and premiums required to establish such non-hedging positions would not exceed 5% of the liquidation value of its assets. Each Portfolio may use futures and options thereon for bona fide hedging or for other purposes within the meaning and intent of the applicable provisions of the CEA.

         TAX ASPECTS OF HEDGING INSTRUMENTS. Each Portfolio in the Trust intends to qualify as a "regulated investment company" under the Internal Revenue Code. One of the tests for such qualification is that at least 90% of its gross income must be derived from dividends, interest and gains from the sale or other disposition of securities. In connection with the 90% test, recent amendments to the Internal Revenue Code specify that income from options, futures and other gains derived from investments in securities is qualifying income under the 90% test.

     Regulated futures contracts, options on broad-based stock indices, options on stock index futures, certain other futures contracts and options thereon (collectively, "Section 1256 contracts") held by a Portfolio at the end of each taxable year may be required to be "marked to market" for federal income tax purposes (that is, treated as having been sold at that time at market value). Any unrealized gain or loss taxed pursuant to this rule will be added to realized gains or losses recognized on Section 1256 contracts sold by a Portfolio during the year, and the resulting gain or loss will be deemed to consist of 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Portfolio may elect to exclude certain transactions from the mark-to-market rule although doing so may have the effect of increasing the relative proportion of short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that must be distributed annually to meet income distribution requirements, currently at 98%.

     It should also be noted that under certain circumstances, the acquisition of positions in hedging instruments may result in the elimination or suspension of the holding period for tax purposes of other assets held by a Portfolio with the result that the relative proportion of short-term capital gains (taxable as ordinary income) could increase and the amount of dividends qualifying for the dividends received deduction could decrease.

     POSSIBLE RISK FACTORS IN HEDGING. In addition to the risks with respect to futures and options discussed in the Prospectus and above, there is a risk in selling futures that the prices of futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of a Portfolio's securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

     When a Portfolio uses appropriate Hedging Instruments to establish a position in the market as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures or on a particular security, it is possible that the market may decline. If the Portfolio then concludes not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, it will realize a loss on the Hedging Instruments that is not offset by a reduction in the price of the securities purchased.

     TYPE OF SECURITIES IN WHICH THE INTERNATIONAL EQUITY PORTFOLIO MAY INVEST. As discussed in the Prospectus, the International Equity Portfolio seeks to achieve its investment objectives through investment primarily in equity securities. It is expected that the Portfolio will invest principally in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") although it also may invest directly in equity securities. Generally, ADRs and GDRs in registered form are U.S. dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are designed for use in the European securities markets. Issuers of the stock of ADRs not sponsored by such underlying issuers are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of such ADRs. The Portfolio also may purchase shares of investment companies or trusts which invest principally in securities in which the Portfolio is authorized to invest. The return on the Portfolio's investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. The Portfolio's investment in an investment company may require the payment of a premium above the net asset value of the investment company's shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company's assets. The Portfolio will not invest in any investment company or trust unless it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium. Under the Act, the Portfolio may not invest more than 10% of its assets in investment companies or more than 5% of its total assets in the securities of any one investment company, nor may it own more than 3% of the outstanding voting securities of any such company. To the extent the Portfolio invests in securities in bearer form it may be more difficult to recover securities in the event such securities are lost or stolen.

         If the Portfolio invests in an entity which is classified as a "passive foreign investment company" ("PFIC") for U.S. tax purposes, the application of certain technical tax provisions applying to such companies could result in the imposition of federal income tax with respect to such investments at the Portfolio level which could not be eliminated by distributions to shareholders. The U.S. Treasury has issued regulations which establish a mark-to-market regime that allows a regulated investment company ("RIC") to avoid most, if not all, of the difficulties posed by the PFIC rules.

     PRIVATE PLACEMENTS. The Portfolios may invest in securities which are subject to restriction on resale because they have not been registered under the Securities Act of 1933, or which are otherwise not readily marketable. These securities are generally referred to as private placements or restricted securities. Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent the Portfolios from disposing of them promptly at reasonable prices. A Portfolio may have to bear the expense of registering such securities for resale and risk the substantive delays in effecting such registration. However, as described in the Prospectus, the Portfolios may avail themselves of recently adopted regulatory changes to the Securities Act of 1933 ("Rule 144A") which permit the Portfolios to purchase securities which have been privately placed and resell such securities to certain qualified institutional buyers without restriction. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Board of Trustees will carefully monitor the Portfolios' investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Portfolios to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities.

     Securities of foreign issuers often have not been registered in the U.S. Accordingly, if a Portfolio wishes to sell unregistered foreign securities in the U.S. it will avail itself of Rule 144A.

     FOREIGN CURRENCY TRANSACTIONS. When a Portfolio agrees to purchase or sell a security in a foreign market it will generally be obligated to pay or entitled to receive a specified amount of foreign currency and will then generally convert dollars to that currency in the case of a purchase or that currency to dollars in the case of a sale. The Portfolios will conduct their foreign currency exchange transactions either on a spot basis (i.e., cash) at the spot rate prevailing in the foreign currency exchange market, or through entering into forward foreign currency contracts ("forward contracts") to purchase or sell foreign currencies. A Portfolio may enter into forward contracts in order to lock in the U.S. dollar amount it must pay or expects to receive for a security it has agreed to buy or sell. A Portfolio may also enter into forward currency contracts with respect to the Portfolio's portfolio positions when it believes that a particular currency may change unfavorably compared to the U.S. dollar. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

     A Portfolio's custodian bank will place cash, U.S. Government securities or debt securities in a separate account of the Portfolio in an amount equal to the value of the Portfolio's total assets committed to the consummation of any such contract in such account and if the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Portfolio's commitments with respect to such forward contracts. If, rather than cash, portfolio securities are used to secure such a forward contract, on the settlement of the forward contract for delivery by the Portfolio of a foreign currency, the Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same settlement date, the same amount of foreign currency.

     The Portfolios may effect currency hedging transactions in foreign currency futures contracts, exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. The use of forward futures or options contracts will not eliminate fluctuations in the underlying prices of the securities which the Portfolios own or intend to purchase or sell. They simply establish a rate of exchange for a future point in time. Additionally, while these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, their use tends to limit any potential gain which might result from the increase in value of such currency. In addition, such transactions involve costs and may result in losses.

     Although each Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

     Under Internal Revenue Code Section 988, special rules are provided for certain transactions in a currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, futures contracts that are not "regulated futures contracts", and from unlisted options will be treated as ordinary income or loss under Code Section 988. Also, certain foreign exchange gains or losses derived with respect to fixed-income securities are also subject to Section 988 treatment. In general, therefore, Code Section 988 gains or losses will increase or decrease the amount of the Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gain. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, a Portfolio would not be able to make any ordinary income distributions.

     FOREIGN CUSTODY. Rules adopted under the Act permit each Portfolio to maintain its securities and cash in the custody of certain eligible banks and securities depositories. The Portfolios' portfolios of securities of issuers located outside of the U.S. will be held by their sub-custodians who will be approved by the Trustees in accordance with such Rules. Such determination will be made pursuant to such Rules following a consideration of a number of factors, including, but not limited to, the reliability and financial stability of the institution; the ability of the institution to perform custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and the risks of potential nationalization or expropriation of the Portfolio's assets. However, no assurances can be given that the Trustees' appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes (including currency blockage), or confiscations of assets that would affect assets of the Portfolios will not occur, and shareholders bear the risk of losses arising from those or other similar events.

     ADDITIONAL RISKS. Securities in which the Portfolios may invest are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors and shareholders, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or the state legislatures extending the time for payment of principal or interest, or both or imposing other constraints upon enforcement of such obligations.

     RATINGS OF CORPORATE  AND MUNICIPAL  DEBT  OBLIGATIONS.  Moody's  Investors
Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch Municipal Division ("Fitch") are private services that provide ratings of the credit quality of debt obligations, including issues of corporate and municipal securities. A description of the range of ratings assigned to corporate and municipal securities by Moody's, S&P and Fitch is included in Appendix A to this Statement of Additional Information. The Investment Quality Bond Portfolio and the Municipal Bond Portfolio may use these ratings in determining whether to purchase, sell or hold a security. These ratings represent Moody's, S&P's and Fitch's opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by the Investment Quality Bond Portfolio or the Municipal Bond Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. The advisers to the Municipal Bond Portfolio and the Investment Quality Bond Portfolio will consider such an event in determining whether the Portfolio should continue to hold the obligation but will dispose of such securities in order to limit the holdings of debt securities rated below investment grade to less than 5% of the assets of the respective Portfolio.

     Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax (and also, when available, from the federal alternative minimum tax) are rendered by bond counsel to the issuing authorities at the time of issuance. Neither the Municipal Bond Portfolio nor the Portfolio's Advisor will review the proceedings relating to the issuance of municipal securities or the basis for such opinions. An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors (such as the federal bankruptcy laws) and federal, state and local laws that may be enacted to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There also is the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of principal of and interest on their municipal securities may be materially adversely affected.

     MUNICIPAL NOTES. For liquidity purposes, pending investment in municipal bonds, or on a temporary or defensive basis due to market conditions, the Municipal Bond Portfolio may invest in tax-exempt short-term debt obligations (maturing in one year or less). These obligations, known as "municipal notes," include tax, revenue and bond anticipation notes, construction loan notes and tax-exempt commercial paper which are issued to obtain funds for various public purposes; the interest from these Notes is also exempt from federal income taxes. The Municipal Bond Portfolio will limit its investments in municipal notes to those which are rated, at the time of purchase, within the two highest grades assigned by Moody's or the two highest grades assigned by S&P or Fitch, or if unrated, which are of comparable quality in the opinion of the Advisor.

     MUNICIPAL BONDS. Municipal bonds include debt obligations of a state, a territory, or a possession of the United States, or any political subdivision thereof (e.g., counties, cities, towns, villages, districts, authorities) or the District of Columbia issued to obtain funds for various purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and the obtaining of funds to loan to public or private institutions for the construction of facilities such as education, hospital and housing facilities. In addition, certain types of private activity bonds may be issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term municipal bonds if the interest paid thereon is at the time of issuance, in the opinion of the issuer's bond counsel, exempt from federal income tax. The current federal tax laws, however, substantially limit the amount of such obligations that can be issued in each state.

     The two principal classifications of municipal bonds are "general obligation" and limited obligation or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest, whereas revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Private activity bonds that are municipal bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity revenue bonds is usually directly related to the credit standing of the industrial user involved. There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the collateral security of municipal bonds, both within and between the two principal classifications described above.

                            INVESTMENT RESTRICTIONS


         FUNDAMENTAL POLICIES. The Trust's significant investment restrictions applicable to each Portfolio are described in the Prospectus. The following are also fundamental policies and, together with the restrictions and other fundamental policies described in the Prospectus, cannot be changed without the vote of a majority of the outstanding voting securities of that Portfolio, as defined in the Act. Such a majority is defined as the lesser of (a) 67% or more of the shares of the Portfolio present at a meeting of shareholders of the Trust, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy or (b) more than 50% of the outstanding shares of the Portfolio. For purposes of the following restrictions and those contained in the Prospectus: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total assets does not require elimination of any security from a Portfolio.

     Under these additional restrictions, each Portfolio cannot: (a) Invest in physical commodities or physical commodity contracts or speculate in financial commodity contracts, but all Portfolios are authorized to purchase and sell financial futures contracts and options on such futures contracts exclusively for hedging and other non-speculative purposes to the extent specified in the Prospectus; (b) Invest in real estate or real estate limited partnerships (direct participation programs); however, each Portfolio may purchase securities of issuers which engage in real estate operations and securities which are secured by real estate or interests therein; (c) Underwrite securities of other companies except in so far as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933 in disposing of a security; (d) Purchase warrants if as a result the Portfolio would then have either more than 5% of its total assets (determined at the time of investment) invested in warrants or more than 2% of its total assets invested in warrants not listed on the New York or American Stock Exchange; (e) Pledge its assets or assign or otherwise encumber its assets in excess of 33 1/3% of its net assets (taken at market value at the time of pledging) and then only to secure borrowings effected within the limitations set forth in the Prospectus; (f) Issue senior securities as defined in the Act except insofar as the Portfolio may be deemed to have issued a senior security by reason of: (i) entering into any repurchase agreement; (ii) borrowing money in accordance with restrictions described above; or (iii) lending Portfolio securities; and (g) make loans to any person or individual except that Portfolio securities may be loaned by all Portfolios within the limitations set forth in the Prospectus.

     In addition each Portfolio may not with respect to 75% of its assets, invest more than 5% of the value of its total assets in the securities of any one issuer.

         NON-FUNDAMENTAL POLICIES. The following policies may be changed by the Board of Trustees without shareholder approval. Each portfolio cannot: (a) Purchase securities on margin (except for such short-term loans as are necessary for the clearance of purchases of Portfolio securities) or make short sales of securities except "against the box" (collateral arrangements in connection with transactions in futures and options are not deemed to be margin transactions);
(b) Invest for the purpose of exercising control or management of another company.



                                 PRINCIPAL HOLDERS OF
                   SECURITIES AND CONTROL PERSONS OF THE PORTFOLIOS


         To the knowledge of the Trust, the only person who as of September 30, 1998, had beneficial ownership of five percent or more of the shares of any Portfolio is the American Medical Association Pension Trust, 515 North State Street, Chicago, Illinois 60610-4320 which held 32.86% of the Small Capitalization Portfolio.


                              TRUSTEES AND OFFICERS

         The trustees and officers of the Trust, and their principal occupations during the past five years, are set forth below. Trustees who are "interested persons," as defined in the Act, are denoted by an asterisk. As of September 30, 1998, the trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each Portfolio.

Bruce E. Ventimiglia, President, CEO, and Chairman of the Board of Trustees* 1501 Franklin Avenue
Mineola, NY  11501
Age 43

Chairman, President and Chief Executive Officer of Saratoga Capital Management; prior thereto, Senior Vice President of Oppenheimer Capital and OpCap Advisors; Senior Vice President of Prudential Securities, Inc.

Patrick H. McCollough, Trustee
One Michigan Avenue Building
120 North Washington Square
Lansing, Michigan  48933
Age 56

Partner with the law firm of Cawthorne, McCollough & Cavanagh since 1987; Michigan State Senator from 1971 to 1978 and 1982 to 1986.


Udo W. Koopmann, Trustee
11500 Governors's Drive
Chapel Hill, NC  27514
Age 56

President, The CapCo Group, LLC; prior thereto, Chief Financial and Administrative Executive of the North American subsidiary of Klockner and Company AG, a multi-national company; member of National Committee of Steel Service Centre Institute.

Floyd E. Seal, Trustee
7565 Industrial Ct.
Alpharetta, GA  30004
Age 48

Chief Executive Officer and 50% owner of TARAHILL, INC., d.b.a. Pet Goods Manufacturing & Imports, Alpharetta, GA; Partner of S&W Management, Gwinnet, GA.

Scott C. Kane, Vice President and Secretary
1501 Franklin Avenue
Mineola, NY  11501
Age 39

Managing Director and Chief Sales and Marketing Officer of Saratoga Capital Management; prior thereto, he was Vice President of Prudential Securities, Inc.

Stephen Ventimiglia, Vice President
1501 Franklin Avenue
Mineola, NY  11501
Age 42

Vice Chairman and Chief Investment Officer of Saratoga Capital Management; prior thereto, he was First Vice President and Senior Portfolio Manager of Prudential Securities, Inc.

William Marra, Treasurer
1501 Franlin Avenue
Mineola, NY  11501
Age 47

Chief Financial Officer of Saratoga Capital Management since 1997; prior thereto, he was an account Representative at MetLife, 1995-1997; various positions held at Prudential Securities from 1978-1994.

Bruce Ventimiglia and Stephen Ventimiglia are brothers.



         REMUNERATION OF OFFICERS AND TRUSTEES. All of the above officers of the Trust are officers of Saratoga Capital Management and all officers of the Trust receive no salary or fee from the Trust. Until a Portfolio has net assets of $25 million, no trustees fees will be paid by that Portfolio. When a Portfolio has net assets of at least $25 million but not more than $50 million, the Trustees, other than Mr. Ventimiglia, will be paid an annual fee of $1,750 plus $250 for each trustees' meeting attended and $100 for each committee meeting attended. When a Portfolio has net assets in excess of $50 million, the Trustees, other than Mr. Ventimiglia, will be paid an annual fee of $3,500 plus $500 for each trustees' meeting attended and $100 for each committee meeting attended. The following table sets forth the aggregate compensation paid by the Trust to each of the Trustees for the year ended August 31, 1998.

Name of Trustee         Aggregate Compensation
                             From the Trust




Bruce Ventimiglia                  0

Patrick McCollough             $11,400

Udo Koopmann                   $11,400

Floyd Seal                     $11,400




                            MANAGEMENT AND OTHER SERVICES


     The manager of the Trust is Saratoga Capital Management ("Saratoga" or the "Manager"), 1501 Franklin Avenue, Mineola, New York 11501. See "Management of the Trust" in the Prospectus.

     Pursuant to the Management Agreement with the Trust (the "Management Agreement"), Saratoga, subject to the supervision of the Trustees and in conformity with the stated policies of the Trust, manages the operations of the Trust and reviews the performance of the Advisors, and makes recommendations to the Trustees with respect to the retention and renewal of contracts.

         The following table sets forth the annual management fee rates payable by each Portfolio to Saratoga pursuant to the Management Agreement, expressed as a percentage of the Portfolio's average daily net assets:

                                             Total          Amount
                                             Management     Retained by
Portfolio                                    Fee            Manager
---------                                    ---            -------
Large Capitalization Growth Portfolio        0.65%          0.35%

Large Capitalization Value Portfolio         0.65%          0.35%

Small Capitalization Portfolio               0.65%          0.35%

International Equity Portfolio               0.75%          0.35%

Investment Quality Bond Portfolio            0.55%          0.35%

Municipal Bond Portfolio                     0.55%          0.35%

U.S. Government Money Market Portfolio      0.475%          0.35%


The fee is computed daily and payable monthly. Currently, the Manager is voluntarily limiting expenses of the Portfolios as follows: 1.125% with respect to U.S. Government Money Market Portfolio, 1.20% with respect to Investment Quality Bond Portfolio, 1.20% with respect to Municipal Bond Portfolio, 1.30% with respect to Large Capitalization Value Portfolio, 1.30% with respect to Large Capitalization Growth Portfolio, 1.30% with respect to Small Capitalization Portfolio and 1.40% with respect to International Equity Portfolio. For the year ended August 31, 1996, the Manager voluntarily waived all or a portion of its management fees and assumed $26,822, $28,600, $108,803, $30,550 and $75,530 in other operating expenses for the U.S. Government Money Market, Investment Quality Bond, Municipal Bond, Large Capitalization Value and International Equity Portfolios, respectively. For the year ended August 31, 1997, the Manager voluntarily waived its management fees and assumed $73,464 and $31,195 in other operating expenses for Municipal Bond and International Equity Portfolios, respectively. The Manager also voluntarily waived $57,918; $48,882; $59,602; and $80,307 in management fees for U.S. Government Money Market, Investment Quality Bond, Large Capitalization Value, and Small Capitalization, respectively. For the year ended August 31, 1998, the Manager voluntarily waived all of its management fees and assumed $32,002 in other operating expenses for Municipal Bond. The Manager also voluntarily waived $33,711; $7,982; $52,919; $43,500; $21,840 and $53,369 in management fees for Large Capitalization Value, Large Capitalization Growth, Small Capitalization, International Equity,
Investment Quality Bond and U.S. Government Money Market respectively, for the year ended August 31, 1998.

         Expenses not expressly assumed by Saratoga under the Management Agreement or by Unified Fund Services, Inc. under the Administration Agreement are paid by the Trust. Expenses incurred by a Portfolio are allocated among the various Classes of shares pro rata based on the net assets of the Portfolio attributable to each Class, except that 12b-1 fees relating to a particular Class are allocated directly to that Class. In addition, other expenses associated with a particular Class, except advisory or custodial fees, may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class, and the direct allocation to that Class is approved by the Trust's Board of Trustees. The fees payable to each Advisor pursuant to the Investment Advisory Agreements between each Advisor and Saratoga with respect to the Portfolios are paid by Saratoga. Under the terms of the Management Agreement, the Trust is responsible for the payment of the following expenses: (a) the fees payable to the Manager, (b) the fees and expenses of Trustees who are not affiliated persons of the Manager or the Trust's Advisors, (c) the fees and certain expenses of the Custodian and Transfer and Dividend Disbursing Agent, including the cost of maintaining certain required records of the Trust and of pricing the Trust's shares, (d) the charges and expenses of legal counsel and independent accountants for the Trust,
(e) brokerage commissions and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions, (f) all taxes and corporate fees payable by the Trust to governmental agencies, (g) the fees of any trade association of which the Trust may be a member, (h) the cost of share certificates representing shares of the Trust, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Trust's registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees meetings (including travel expenses of trustees and officers of the Trust who are directors, officers or employees of the Manager or Advisors) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.

     The Management Agreement provides that Saratoga will not be liable for any error of judgment or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in conformity with the Act. The Management Agreement was approved by the Trustees of the Trust including all of the Trustees who are not parties to the contract or interested persons of any such party as defined in the Act on February 3, 1997 and by the Shareholders of the Trust on April 11, 1997.

     ADMINISTRATION AGREEMENT. Unified Fund Services, Inc. acts as the Trust's Administrator pursuant to an Administration Agreement which was approved by the Trust's trustees on February 3, 1997. The Administration Agreement will remain in effect for two years from the date of its effectiveness, April 14, 1997, and may be continued annually thereafter if approved in accordance with the requirements of the Act. Prior to the Administration Agreement currently in effect, OpCap Advisors served as the Trust's Adminstrator. For the year ended August 31, 1996, each portfolio accrued $42,000 in administrative fees. For the year ended August 31, 1997, each portfolio accrued the following amounts in adminstrative fees: U.S. Government Money Market, $39,242; Investment Quality Bond, $36,802; Municipal Bond, $30,728; Large Capitalization Value, $38,957; Large Capitalization Growth, $46,248; Small Capitalization, $37,893; and International Equity, $31,899. For the year ended August 31, 1998, each portfolio accrued the following amounts in administrative fees: U.S. Government Money Market, $35,159; Investment Quality Bond, $31,607; Municipal Bond, $9,425; Large Capitalization Value, $43,563; Large Capitalization Growth, $70,934; Small Capitalization, $38,677; and International Equity, $16,802.


                             INVESTMENT ADVISORY SERVICES

     As noted in the Prospectus, subject to the supervision and direction of the Manager and, ultimately, the Trustees, each Advisor manages the securities held by the Portfolio it serves in accordance with the Portfolio's stated investment objectives and policies, makes investment decisions for the Portfolio and places orders to purchase and sell securities on behalf of the Portfolio.

         The Advisory Agreement for the International Equity Portfolio was approved by the Trustees, including a majority of the Trustees who are not parties to such contract or interested persons of any such parties, on January 9, 1998. The Advisory Agreements for the other Portfolios were approved by the Trustees, including a majority of the Trustees who are not parties to such contract or interested persons of any such parties, on February 3, 1997, and were approved by the Shareholders of the Trust on April 11, 1997.


         Each Advisory Agreement provides that it will terminate in the event of its assignment (as defined in the Act). Each Advisory Agreement may be terminated by the Trust, Saratoga, or by vote of a majority of the outstanding voting securities of the Trust, upon written notice to the Advisor, or by the Advisor upon at least 100 days' written notice. Each Advisory Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Act.

     ADVISORS. The Advisors have agreed to the following fees, which are generally lower than the fees they charge to institutional accounts for which they serve as investment adviser.

                                                           PORTION
                                                           PAID BY
                                         TOTAL             MANAGER
                                         MANAGEMENT        TO THE
PORTFOLIO                                FEE               ADVISOR
---------                                ---               -------
Large Capitalization Growth Portfolio    0.65%              0.30%

Large Capitalization Value Portfolio     0.65%              0.30%

Small Capitalization Portfolio           0.65%              0.30%

International Equity Portfolio           0.75%              0.40%

Investment Quality Bond Portfolio        0.55%              0.20%

Municipal Bond Portfolio                 0.55%              0.20%

U.S. Government Money Market Portfolio  0.475%             0.125%


         For the year ended August 31, 1996, the Manager waived all of its management fees for each Portfolio except Large Capitalization Growth and Small Capitalization for which the Manager waived $75,686 of $149,335 in fees and $106,549 of $118,415, respectively. For the year ended August 31, 1996, the Manager paid advisory fees to the Advisors as follows: $18,350, $21,723, $6,135, $34,934, $68,924, $54,653 and $20,077 for U.S. Government Money Market,
Investment Quality Bond, Municipal Bond, Large Capitalization Value, Large Capitalization Growth, Small Capitalization and International Equity, respectively. For the year ended August 31, 1997, the Manager waived all of its management fees for Municipal Bond and International Equity Portfolios. The manager also waived $57,918 of $124,468, $48,881 of $112,373, $59,601 of
$159137, and $80,307 of $150753 in fees for U.S. Government Money Market, Investment Quality Bond, Large Capitalization Value, and Small Capitalization Portfolios, respectively. For the year ended August 31, 1997, the Manager paid advisory fees to the Advisors as follows: $32,755; $40,863, $12,586; $73,448; $124,637; $69,578, and $34,266 for U.S. Government Money Market, Investment Quality Bond, Municipal Bond, Large Capitalization Value, Large Capitalization Growth, Small Capitalization, and International Equity Portfolios, respectively. For the year ended August 31, 1998, the Manager waived all of its management fees for the Municipal Bond Portfolio. The Manager also waived $33,711 of $248,449, $7,982 of $403,645, $52,919 of $219,800, $43,500 of $110,905, $21,840
of $152,374, and $53,369 of $146,517 in management fees for Large Capitalization Value, Large Capitalization Growth, Small Capitalization, International Equity, Investment Quality Bond, and U.S. Government Money Market, respectively. For the year ended August 31, 1998, the Manager paid advisory fees to the Advisors as follows: $38,557; $55,408; $16,626; $114,658; $186,298; $101,443; and $59,149
for U.S. Government Money Market, Investment Quality Bond, Municipal Bond, Large Capitalization Value, Large Capitalization Growth, Small Capitalization, and International Equity, respectively. For the year ended August 31, 1996, and for the period September 1, 1996 to April 16, 1997, Axe-Houghton served as Advisor to the Small Capitalization Portfolio.

     Subject to the supervision and direction of the Manager and, ultimately, the Trustees, each Adviser's responsibilities are limited to managing the securities held by the Portfolio it serves in accordance with the Portfolio's stated investment objective and policies, making investment decisions for the Portfolio and placing orders to purchase and sell securities on behalf of the Portfolio.

         PLAN OF DISTRIBUTION. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act (the "Plan") pursuant to which each Class, other than Class I, pays the Distributor or other entities compensation accrued daily and payable monthly at the annual rate of 1.0% of average daily net assets of Class B and Class C, respectively. The Distributor or other entities also receive the proceeds and contingent deferred sales charges imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan.

         The Distributor has informed the Trust that a portion of the fees payable each year pursuant to the Plan equal to 0.25% of such Class's average daily net assets are currently each characterized as a "service fee" under the Rules of the National Association of Securities Dealers, Inc. (of which the Distributor is a member). The "service fee" is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class is characterized as an "asset-based sales charge" as defined in the aforementioned Rules of the Association.

         The Plan was adopted by a majority vote of the Board of Trustees, including all of the Trustees of the Trust who are not "interested persons" of the Trust (as defined in the Act) and who have no direct or indirect finanical interest in the operation of the Plan (the "Independent 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on the Plan, on October 9, 1998.

         Under the Plan and as required by Rule 12b-1, the Trustees receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts extended by the Distributor or other entities under the Plan and the purpose for which such expenditures were made.

         Under its terms, the Plan has an initial term ending October 9, 2000, and it will remain in effect from year to year thereafter, provided such continuance is approved annually by a vote of the Trustees in the manner described above.

         The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the affected Class or Classes of the Trust, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Trust (as defined in the Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

     PORTFOLIO TRANSACTIONS. Each Advisor is responsible for decisions to buy and sell securities, futures contracts and options thereon, the selection of brokers, dealers and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. As most, if not all, purchases made by the Income Portfolios are principal transactions at net prices, those Portfolios pay no brokerage commissions; however, prices of debt obligations reflect mark-ups and mark-downs which constitute compensation to the executing dealer. Each Portfolio will pay brokerage commissions on transactions in listed options and equity securities. Prices of portfolio securities purchased from underwriters of new issues include a commission or concession paid by the issuer to the underwriter, and prices of debt securities purchased from dealers include a spread between the bid and asked prices. Each Advisor seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers during the course of an underwriting in return for their brokerage and research services, which are intangible and on which no dollar value can be placed. There is no formula for such allocation. The research information may or may not be useful to one or more of the Portfolios and/or other accounts of the Advisors; information received in connection with directed orders of other accounts managed by the Advisors or its affiliates may or may not be useful to one or more of the Portfolios. Such information may be in written or oral form and includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of the Advisors, to make available additional views for consideration and comparison, and to enable the Advisors to obtain market information for the valuation of securities held in a Portfolio's assets.

     Sales of shares of each Portfolio, subject to applicable rules covering the Distributor's activities in this area, will also be considered as a factor in the direction of portfolio transactions to dealers, but only in conformity with the price, execution and other considerations and practices discussed above. A Portfolio will not purchase any securities from or sell any securities to a broker that is affiliated with any of the Advisors (an "affiliated broker") that is acting as principal for its own account. Each of the Advisors currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of each Advisor to cause purchase or sale transactions to be allocated among the Portfolios and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Portfolios and other client accounts, the main factors considered are the respective investment objectives, the relative size of Portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Portfolios of each Portfolio and other client accounts. When orders to purchase or sell the same security on identical terms are placed by more than one of the Portfolios and/or other advisory accounts managed by an Advisor or its affiliates, the transactions are generally executed as received, although a Portfolio or advisory account that does not direct trades to a specific broker ("free trades") usually will have its order executed first. Purchases are combined where possible for the purpose of negotiating brokerage commissions, which in some cases might have a detrimental effect on the price or volume of the security in a particular transaction as far as the Portfolio is concerned. Orders placed by accounts that direct trades to a specific broker will generally be executed after the free trades. All orders placed on behalf of the Portfolio are considered free trades. However, having an order placed first in the market does not necessarily guarantee the most favorable price.

     Subject to the above considerations, an affiliated broker may act as a securities broker or futures commission merchant for the Trust. In order for an affiliate of an Advisor or Saratoga to effect any Portfolio transactions for the Trust, the commissions, fees or other remuneration received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold during a comparable period of time. This standard would allow an affiliated broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including a majority of the Trustees who are not "interested" persons, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard.

         The following tables present information as to the allocation of brokerage commissions by the Portfolios of the Trust for the years ended August 31, 1996, and August 31, 1997, to Hoenig & Co, Inc. ("Hoenig"), which is an affiliated person of Axe-Houghton Associates, Inc., and was considered an affiliated broker of the Trust during those time periods, and information as to the allocation of brokerage commissions by the Portfolios for the years ended August 31, 1996, August 31, 1997, and August 31, 1998 to Oppenheimer & Co., Inc. ("Opco"), which was an affiliated person of OpCap Advisors, and was considered an affiliated broker of the Trust during those time periods.



                                             Commissions Paid          % of total             % of total dollar
Portfolio                      Period            to Hoenig          commissions paid       amount of transactions
---------                      ------            ---------          ----------------       ----------------------


Small Capitalization         Year ended             $40                   0.2%                   0.4%
                               8/31/96

                             Year ended          $3,300                   3.7%                   1.4%
                               8/31/97

Investment Quality           Year ended            $500                  51.8%                  54.1%
Bond                           8/31/96

                             Year ended              $0                   0.0%                   0.0%
                               8/31/97




* Most transactions for the Investment Quality Bond Portfolio are on a principal basis; however transactions with Hoenig & Co, Inc. were on an agency basis since principal transactions between the Portfolio and an affiliated broker are restricted by the Investment Company Act of 1940.



                                             Commissions Paid          % of total             % of total dollar
Portfolio                      Period            to OpCo            commissions paid       amount of transactions
---------                      ------            ---------          ----------------       ----------------------

Large Capitalization         Year ended           $6,138                  38.4%                      42.5%
Value                          8/31/96

                             Year ended             $275                   1.8%                       0.3%
                               8/31/97

                             Year ended            $1045                   2.2%                       2.2%
                               8/31/98

Small Capitalization         Year ended             $180                   1.0%                       1.3%
                               8/31/96

                             Year ended               $0                   0.0%                       0.0%
                               8/31/97

                             Year ended               $0                   0.0%                       0.0%
                               8/31/98





                        DETERMINATION OF NET ASSET VALUE

         The net asset value per share for each class of shares of each Portfolio is determined each day the New York Stock Exchange (the "Exchange") is open, as of the close of the regular trading session of the Exchange that day (currently 4:00 p.m. Eastern Time), by dividing the value of a Portfolio's net assets by the number of its shares outstanding.

         The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. It may also close on other days.

     Securities listed on a national securities exchange or designated national market system securities are valued at the last reported sale price on that day, or, if there has been no sale on such day or on the previous day on which the Exchange was open (if a week has not elapsed between such days), then the value of such security is taken to be the reported bid price at the time as of which the value is being ascertained. Securities actively traded in the over-the-counter market but not designated as national market system securities are valued at the last quoted bid price. Any securities or other assets for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. The value of a foreign security is determined in its national currency and that value is then converted into its US dollar equivalent at the foreign exchange rate in effect on the date of valuation.

     The Trust's Board of Trustees has approved the use of nationally recognized bond pricing services for the valuation of each Portfolio's debt securities. The services selected create and maintain price matrices of U.S. Government and other securities from which individual holdings are valued shortly after the close of business each trading day. Debt securities not covered by the pricing services are valued upon bid prices obtained from dealers who maintain an active market therein or, if no readily available market quotations are available from dealers, such securities (including restricted securities and OTC options) are valued at fair value under the Board's procedures. Short-term (having a maturity of 60 days or less) debt securities are valued at amortized cost.

     Puts and calls are valued at the last sales price therefor, or, if there are no transactions, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date. Futures are valued based on their daily settlement value. When a Portfolio writes a call, an amount equal to the premium received is included in the Portfolio's Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is adjusted ("marked-to-market") to reflect the current market value of the call. If a call written by a Portfolio is exercised, the proceeds on the sale of the underlying securities are increased by the premium received. If a call or put written by a Portfolio expires on its stipulated expiration date or if a Portfolio enters into a closing transaction, it will realize a gain or loss depending on whether thepremium was more or less than the transaction costs, without regard to unrealized appreciation or depreciation on the underlying securities. If a put held by a Portfolio is exercised by it, the amount the Portfolio receives on its sale of the underlying investment is reduced by the amount of the premium paid by the Portfolio.

     The U.S. Government Money Market Portfolio utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of the shares of the Portfolio. The Portfolio utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During such periods, the yield to investors in the Portfolio may differ somewhat from that obtained in a similar company which uses mark to market values from all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less
(more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

     The Portfolio's use of the amortized cost method to value its portfolio securities and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Act (the "Rule"), and is conditioned on its compliance with various conditions including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Portfolio's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, the Trustees' considerations made pursuant to them and any actions taken upon such considerations; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses or as provided by the Agreement and Declaration of Trust, reducing the number of the outstanding shares of the Portfolio to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders). Any reduction of outstanding shares will be effected by having each shareholder proportionately contribute to the Portfolio's capital the necessary shares that represent the amount of excess upon such determination. Each shareholder will be deemed to have agreed to such contribution in these circumstances by investment in the Portfolio.

     The Rule further requires that the Portfolio limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities (as defined below). The Rule also requires the Portfolio to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with remaining maturity of more than thirteen months. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Portfolio would be required to invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as reasonably practicable.

     Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio instrument is deemed to be the period remaining (calculated from the trade date or such other date on which the Portfolio's interest in the instrument is subject to market action) until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made.

     A variable rate obligation that is subject to a demand feature is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

     An Eligible Security is defined in the Rule to mean a security which: (a) has a remaining maturity of thirteen months or less; (b) (i) is rated in the two highest short-term rating categories by any two nationally recognized statistical rating organizations ("NRSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) was a long-term security at the time of issuance whose issuer has outstanding a short-term debt obligation which is comparable in priority and security and has a rating as specified in clause (b) above; or (d) if no rating is assigned by any NRSRO as provided in clauses (b) and (c) above, the unrated security is determined by the Board to be of comparable quality to any such rated security.

     As permitted by the Rule, the Trustees have delegated to the Portfolio's Advisor, subject to the Trustees' oversight pursuant to guidelines and procedures adopted by the Trustees, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

     If the Trustees determine that it is no longer in the best interests of the Portfolio and its shareholders to maintain a stable price of $1.00 per share, or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Trust will notify shareholders of any such change.

     The Portfolio will manage its portfolio in an effort to maintain a constant $1.00 per share price, but it cannot assure that the value of its shares will never deviate from this price. Since dividends from net investment income are declared and reinvested on a daily basis, the net asset value per share, under ordinary circumstances, is likely to remain constant. Otherwise, realized and unrealized gains and losses will not be distributed on a daily basis but will be reflected in the Portfolio's net asset value. The amounts of such gains and losses will be considered by the Trustees in determining the action to be taken to maintain the Trust's $1.00 per share net asset value. Such action may include distribution at any time of part or all of the then accumulated undistributed net realized capital gains, or reduction or elimination of daily dividends by an amount equal to part or all of the then accumulated net realized capital losses. However, if realized losses should exceed the sum of net investment income plus realized gains on any day, the net asset value per share on that day might decline below $1.00 per share. In such circumstances, the Trust may reduce or eliminate the payment of daily dividends for a period of time in an effort to restore the Trust's $1.00 per share net asset value. A decline in prices of securities could result in significant unrealized depreciation on a mark to market basis. Under these circumstances the Portfolio may reduce or eliminate the payment of dividends and utilize a net asset value per share as determined by using available market quotations or reduce the number of its shares outstanding.

                     PORTFOLIO YIELD AND TOTAL RETURN INFORMATION

                               PERFORMANCE INFORMATION


U.S. GOVERNMENT MONEY MARKET PORTFOLIO

     CURRENT YIELD AND EFFECTIVE YIELD. The Trust may from time to time advertise the current yield and effective annual yield of the U.S. Government Money Market Portfolio calculated over a 7-day period. The yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the share but excluding any capital changes. The yield will vary as interest rates and other conditions affecting money market instruments change. Yield also depends on the quality, length of maturity and type of instruments in the Portfolio, and its operating expenses. The Portfolio may also prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized 7-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     Effective Yield = [(base period return +1)365/7]-1]

Other Portfolios

     YIELDS. Yield information may be useful to investors in reviewing a Portfolio's performance. However, a number of factors should be considered before using yield information as a basis for comparison with other investments. An investment in any of the Portfolios of the Trust is not insured; yield is not guaranteed and normally will fluctuate on a daily basis. The yield for any given past period is not an indication or representation of future yields or rates of return. Yield is affected by Portfolio quality, Portfolio maturity, type of instruments held and operating expenses. When comparing a Portfolio's yield with that of other investments, investors should understand that certain other investment alternatives such as money-market instruments or bank accounts provide fixed yields and also that bank accounts may be insured.

     The Trust may from time to time advertise the yield of a Portfolio as calculated over a 30-day period. This yield will be computed by dividing the Trust's net investment income per share earned during this 30-day period by the maximum offering price per share on the last day of this period. The average number of shares used in determining the net investment income per share will be the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. In accordance with regulations of the Securities and Exchange Commission, income will be computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all expenses incurred during the period, which include management and distribution fees. The 30-day yield is then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income, as described in the Prospectus. Yield is calculated according to the following formula:


                          --------------------------------
                                         x       6
                              YIELD = 2(---- + 1)  - 1
                                         cd
                          --------------------------------

Where:

x= daily net investment income, based upon the subtraction of daily accrued expenses from daily accrued income of the Portfolio. Income is accrued daily for each day of the indicated period based upon yield-to-maturity of each obligation held in the Portfolio as of the day before the beginning of any thirty-day period or as of contractual settlement date for securities acquired during the period. Mortgage and other receivables-backed securities calculate income using coupon rate and outstanding principal amount.

c= the average daily number of shares outstanding during the period that were entitled to receive dividends.

d=   the maximum offering price per share on the last day of the period.

     Yield does not reflect capital gains or losses, non-recurring or irregular income. Gain or loss attributable to actual monthly paydowns on mortgage or other receivables-backed obligations purchased at a discount or premium is reflected as an increase or decrease in interest income during the period.

     TAX EQUIVALENT YIELD is computed by dividing that portion of the current yield (computed as described above) which is tax exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Portfolio that is not tax exempt.



---------------------------
                          E
TAX EQUIVALENT YIELD =  -----  + t
                         1-P
---------------------------     Where:    E = tax exempt yield
                                          P = stated income tax rate
                                          t = taxable yield


     The Municipal Bond Portfolio may advertise tax-equivalent yields at varying assumed tax rates.

     AVERAGE ANNUAL TOTAL RETURN

         The Trust may from time to time advertise the average annual total return of a Portfolio. These figures are computed separately for Class I, Class B and Class C shares. Average annual total return is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:


          P (1+t)n = ERV

Where:    P =   a hypothetical initial investment of $1,000
          t =   average annual total return
          n =   number of years
        ERV =   ending redeemable value of P at the end of each period

     Total return information may be useful to investors in reviewing a Portfolio's performance. However, certain factors should be considered before using this information as a basis for comparison with alternate investments. No adjustment is made for taxes payable on distributions. The total return for any given past period is not an indication or representation by the Portfolio of future rates of return on its shares.

     Total returns quoted in advertising reflect all aspects of a Portfolio's return including the effect of reinvesting dividends and capital gain distributions, and any change in a Portfolio's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Portfolio over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual return that would equal 100% growth on a compounded basis in ten years.

     AGGREGATE TOTAL RETURN

     The Trust may from time to time advertise the aggregate total return of a Portfolio. A Portfolio's aggregate total return figures represent the cumulative change in the value of an investment in the Portfolio for the specified period and are computed by the following formula:

                         ERV - P
                        -------
                            P

     Where:  P = a hypothetical initial payment of $1000.

     ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5 or 10 year period (or fractional portion thereof).

     Unaveraged or cumulative total returns reflect the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

         The average annual total return on an investment made in shares of the Portfolios for the year ended August 31, 1998 and for the period of inception through year ended August 31, 1998 are as follows:


                                   Average Annual Total          Average Annual
Name of Portfolio                Return for the year ended      Total Return for
                                      August 31, 1998*       period of inception
                                                              through year ended
                                                               August 31, 1998*

Large Capitalization Value Portfolio          .96%                      18.36%

Large Capitalization Growth Portfolio        3.91%                      16.83%

Small Capitalization Portfolio             -30.64%                       3.55%

International Equity Portfolio               2.08%                       3.09%

Investment Quality Bond Portfolio            7.21%                       6.16%

Municipal Bond Portfolio                     8.42%                       6.39%

* During the year ended August 31, 1998, the Manager waived all or a portion of its management fee for each portfolio. The Manager also assumed a portion of the operating expenses of the Municipal Bond Portfolio. All Portfolios benefitted from expense offset arrangements with the custodian bank. Without such waivers, expense assumptions and expense offsets, the returns would have been lower.


                             YIELD FOR 30-DAY PERIOD
                              ENDED AUGUST 31, 1998*

Portfolio
---------
Investment Quality Bond Portfolio              4.53%

Municipal Bond Portfolio                       3.87%


* Reflects the waiver of management fees, assumption of certain operating expenses of the Municipal Bond Portfolio, and the benefit of expense offset arrangements. Without such waivers, assumptions and expense offsets, the yields would have been 4.47% for the Investment Quality Bond Portfolio and 2.92% for the Municipal Bond Portfolio.


                     TAX EQUIVALENT YIELD FOR 30 DAY PERIOD



                                    At Federal       At Federal        At Federal        At Federal
                  30 Day            Income Tax       Income Tax        Income Tax        Income Tas
                  Period            Rate of          Rate of           Rate of           Rate of
Portfolio         Ended                28%              31%               36%              39.6%
---------         -----                ---              ---               ---              -----


Municipal
Bond              8/31/98*            5.38%            5.61%             6.05%             6.41%




* During the 30 day period ended August 31, 1998, the Manager waived the management fee, assumed certain expenses and benefitted from expense offset arrangements for the Municipal Bond Portfolio. Without such waivers, expense assumptions and expense offsets, the yields for the Municipal Bond Portfolio would have been 4.06% at the 28% Federal income tax rate, 4.23% at the 31% Federal income tax rate, 4.56% at the 36% Federal income tax rate and 4.83% at the 39.6% Federal income tax rate for the period ended August 31, 1998.


                           YIELD FOR SEVEN DAY PERIOD*


Portfolio                     Period Ended       Current        Effective
---------                     ------------       -------        ---------
U.S. Government Money
Market Portfolio              August 31, 1998     4.40%          4.49%



* During the seven day period ended August 31, 1998 the Manager waived a portion of the entire management fee, assumed certain expenses, and benefitted from an expense offset arrangement with respect to the U.S. Government Money Market Portfolio. Without such waiver, expense assumptions and expense offsets, the current yield and effective yield would have been 4.26% and 4.35%, respectively.

     From time to time the Portfolios may refer in advertisements to rankings and performance statistics published by (1) recognized mutual fund performance rating services including but not limited to Lipper Analytical Services, Inc. and Morningstar, Inc., (2) recognized indexes including but not limited to the Standard & Poors Composite Stock Price Index, Russell 2000 Index, Dow Jones Industrial Average, Consumer Price Index, EAFE Index, Lehman Brothers Government/Corporate Bond Index, the S & P Barra/ Growth Index, the S&P/Barra Value Index, Lehman Municipal Bond Index and (3) Money Magazine and other financial publications including but not limited to magazines, newspapers and newsletters. Performance statistics may include yields, total returns, measures of volatility, standard deviation or other methods of portraying performance based on the method used by the publishers of the information. In addition, comparisons may be made between yields on certificates of deposit and U.S. government securities and corporate bonds, and between value stocks and growth stocks, and may refer to current or historic financial or economic trends or conditions.

     The performance of the Portfolios may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, performance may be compared to mutual fund performance indices prepared by Lipper.

     From time to time, a Portfolio's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Portfolio may quote Morningstar, Inc., in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance.

     Saratoga Capital Management or Unified Management Corporation (the "Distributor")(which replaced OCC Distributors as the Trust's distributor effective April 14, 1997) may provide information designed to help individuals understand their investment goals and explore various financial strategies such as general principles of investing, such as asset allocation, diversification, risk tolerance; goal setting; and a questionnaire designed to help create a personal financial profile.

     Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

     Saratoga Capital Management or the Distributor may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolios. The Portfolios may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         In advertising materials, the Distributor may reference or discuss its products and services, which may include: retirement investing; brokerage products and services; the effects of dollar-cost averaging and saving for college; and the risks of market timing. In addition, the Distributor may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

     The Portfolios may present their fund number, Quotron number, CUSIP number, and discuss or quote their current portfolio manager.

     Volatility. The Portfolios may quote various measures of volatility and benchmark correlation in advertising. In addition, the Portfolios may compare these measures to those of other funds. Measures of volatility seek to compare a fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

     Momentum Indicators indicate the Portfolios price movements over specific periods of time. Each point on the momentum indicator represents the Portfolio's percentage change in price movements over that period.

     The Portfolios may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

     The Portfolios may be available for purchase through retirement plans or other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 28% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

                                        TAXES

THE MUNICIPAL BOND PORTFOLIO

     Because the Municipal Bond Portfolio will distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Bond Portfolio is not deductible for Federal income tax purposes. If a shareholder of the Municipal Bond Portfolio receives exempt-interest dividends with respect to any share and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share may, to the extent of such exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder, if he or she receives exempt-interest dividends, to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, that portion of any exempt-interest dividend paid by the Municipal Bond Portfolio which represents income derived from private activity bonds held by the Portfolio may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds, or a "related person" thereof. Moreover, as noted in the Prospectus, some of the Municipal Bond Portfolio's dividends may be a specific preference item or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes. In addition, the receipt of dividends and distributions from the Municipal Bond Portfolio also may affect a foreign corporate shareholder's Federal "branch profits" tax liability and a Subchapter S corporate shareholder's Federal "excess net passive income" tax liability. Shareholders should consult their own tax advisors as to whether they are (a) substantial users with respect to a facility or related to such users within the meaning of the Code or (b) subject to a Federal alternative minimum tax, the Federal environmental tax, the Federal branch profits tax or the Federal excess net passive income tax.

     Each shareholder of the Municipal Bond Portfolio will receive after the close of the calendar year an annual statement as to the Federal income tax status of his or her dividends and distributions from the Portfolio for the prior calendar year. These statements also will designate the amount of exempt-interest dividends that is a specified preference item for purposes of the Federal individual and corporate alternative minimum taxes. Each shareholder of the Municipal Bond Portfolio will also receive a report of the percentage and source on a state-by-state basis of interest income on municipal obligations received by the Portfolio during the preceding year. Shareholders should consult their tax advisors as to any other state and local taxes that may apply to these dividends and distributions. In the event that the Municipal Bond Portfolio derives taxable net investment income, it intends to designate as taxable dividends the same percentage of each day's dividend as its actual taxable net investment income bears to its total taxable net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.

ALL PORTFOLIOS

     At August 31, 1998, the following portfolios had, for Federal income tax purposes, unused capital loss carryforwards available to offset future capital gains through the following fiscal years ended August 31:

   Name of Portfolio           Total       2003      2004      2005      2006
   -----------------           -----       ----      ----      ----      ----

International Equity          $270,290     --        --       $8,875    $261,415
U.S. Government Money Market      $219     --        --          $32        $187

     As described above and in the Prospectus, the Portfolios may invest in futures contracts and options. Each Portfolio anticipates that these investment activities will not prevent the Trust from qualifying as a regulated investment company. As a general rule, these investment activities will increase or decrease the amount of long-term and short-term capital gains or losses realized by a Portfolio and, accordingly, will affect the amount of capital gains distributed to the Portfolio's shareholders.

     Any net long-term capital gains realized by a Portfolio will be distributed annually as described in the Prospectus. Such distributions ("capital gain dividends") will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held shares of the Portfolio and will be designated as capital gain dividends in a written notice mailed by the Portfolio to shareholders after the close of the Portfolio's taxable year. If a shareholder receives a capital gain dividend with respect to any share and if the share has been held by the shareholder for six months or less, then any loss (to the extent not disallowed pursuant to the other six-month rule described above relating to exempt-interest dividends) on the sale or exchange of such share will be treated as a long-term capital loss to the extent of the capital gain dividend. Short-term capital gains will be distributed annually as ordinary income as required by the Internal Revenue Code.

     If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to backup withholding, then the shareholder may be subject to a 31% "backup withholding tax," with respect to (a) taxable dividends and distributions, and (b) the proceeds of any redemptions of shares of a Portfolio. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and will be credited against a taxpayer's regular Federal income tax liability.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Municipal Bond Portfolio could be affected. In that event the Board of Trustees of the Trust would reevaluate the investment objections and policies of the Municipal Bond Portfolio.

     The foregoing is only a summary of certain tax considerations generally affecting the Portfolios, and is not intended as a substitute for careful tax planning. Individuals are often exempt from state and local personal income taxes on distributions of tax-exempt interest income derived from obligations of issuers located in the state in which they reside when these distributions are received directly from these issuers, but are usually subject to such taxes on income derived from obligations of issuers located in other jurisdictions. The discussion does not purport to deal with all of the Federal, state and local tax consequences applicable to an investment in the Municipal Bond Portfolio, or to all categories of investors, some of which may be subject to special rules. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations.

                                ADDITIONAL INFORMATION

     DESCRIPTION OF THE TRUST. The Trust was formed under the laws of Delaware on April 8, 1994. It is not contemplated that regular annual meetings of shareholders will be held. Shareholders of each Portfolio have the right, upon the declaration in writing or vote by two-thirds of the outstanding shares of the Portfolio, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders (for at least six months) of 10% of its outstanding shares. In addition, 10 shareholders holding the lesser of $25,000 or 1% of a Portfolio's outstanding shares may advise the Trustees in writing that they wish to communicate with other shareholders of that Portfolio for the purpose of requesting a meeting to remove a Trustee. The Trustees will then either give the applicants access to the Portfolio's shareholder list or mail the applicants' communication to all other shareholders at the applicants' expense.

         When issued, shares of each class are fully paid and have no preemptive, conversion (except Class B Shares) or other subscription rights.
Each class of shares represents identical interests in the applicable Portfolio's investment Portfolio. As such, they have the same rights, privileges and preferences, except with respect to: (a) the designation of each class, (b) the effect of the respective sales charges, if any, for each class, (c) the distribution fees borne by each class, (d) the expenses allocable exclusively to each class, (e) voting rights on matters exclusively affecting a single class and (f) the exchange privilege of each class. Upon liquidation of the Trust or any Portfolio, shareholders of each class of shares of a Portfolio are entitled to share pro rata in the net assets of that class available for distribution to shareholders after all debts and expenses have been paid. The shares do not have cumulative voting rights.

     The assets received by the Trust on the sale of shares of each Portfolio and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to each Portfolio, and constitute the assets of such Portfolio. The assets of each Portfolio are required to be segregated on the Trust's books of account. Expenses not otherwise identified with a particular Portfolio will be allocated fairly among two or more Portfolios by the Board of Trustees. The Trust's Board of Trustees has agreed to monitor the Portfolio transactions and management of each of the Portfolios and to consider and resolve any conflict that may arise.

     The Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for each Portfolio's obligations, and provides that each Portfolio shall indemnify any shareholder who is held personally liable for the obligations of that Portfolio. It also provides that each Portfolio shall assume, upon request, the defense of any claim made against any shareholder for any act or obligation of that Portfolio and shall satisfy any judgment thereon.

     POSSIBLE ADDITIONAL PORTFOLIO SERIES. If additional Portfolios are created by the Board of Trustees, shares of each such Portfolio will be entitled to vote as a group only to the extent permitted by the 1940 Act (see below) or as permitted by the Board of Trustees.

     Under Rule 18f-2 of the 1940 Act, any matter required to be submitted to a vote of shareholders of any investment company which has two or more series outstanding is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in that Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of trustees or the ratification of the selection of accountants. Approval of an investment management or distribution plan and a change in fundamental policies would be regarded as matters requiring separate voting by each Portfolio. The Rule contains provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

         INDEPENDENT AUDITORS. Ernst & Young, LLP, 787 Seventh Avenue, New York, New York 10019 serves as the independent auditors of the Trust and of each Portfolio. Their services include auditing the annual financial statements and financial highlights of each Portfolio as well as other related services.

     CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT. State Street Bank and Trust Company acts as transfer agent, shareholder servicing agent and custodian of the assets of the Trust.

     DISTRIBUTION OPTIONS. Shareholders may change their distribution options by giving the Transfer Agent three days prior notice in writing.

         TAX INFORMATION. The Federal tax treatment of the Portfolios' dividends and distributions is explained in the Prospectus under the heading "Dividends, Distributions and Taxes." A Portfolio will be subject to a nondeductible 4% excise tax to the extent that it fails to distribute by the end of any calendar year substantially all its ordinary income for that year and capital gains for the one year period ending on October 31 of that year.

     RETIREMENT PLANS. The Distributor may print advertisements and brochures concerning retirement plans, lump sum distributions and 401-k plans. These materials may include descriptions of tax rules, strategies for reducing risk and descriptions of 401-k programs. From time to time hypothetical investment programs illustrating various tax-deferred investment strategies will be used in brochures, sales literature, and omitting prospectuses. The following examples illustrate the general approaches that will be followed. These hypotheticals will be modified with different investment amounts, reflecting the amounts that can be invested in different types of retirement programs, different assumed tax rates, and assumed rates of return. They should not be viewed as indicative of past or future performance of any of the Distributor's products.


EXAMPLES

---------------------------------------------------
---------------------------------------------------
Benefits of Long Term Tax-Free Compounding -
Single Sum
---------------------------------------------------
              Amount of Contribution:$100,000
---------------------------------------------------
                       Rates of Return
          -----------------------------------------
Years
             8.00%         10.00%         12.00%
          -----------------------------------------
                        Value at end
---------------------------------------------------
  5      $  146,933     $  161,051     $  176,234
 10      $  215,892     $  259,374     $  310,585
 15      $  317,217     $  417,725     $  547,357
 20      $  466,096     $  672,750     $  964,629
 25      $  684,848     $1,083,471     $1,700,006
 30      $1,006,266     $1,744,940     $2,995,992
---------------------------------------------------
---------------------------------------------------

---------------------------------------------------
---------------------------------------------------
Benefits of Long Term Tax-Free Compounding -
Periodic Investment
---------------------------------------------------
                Amount Invested Annually: $2,000
---------------------------------------------------
                      Rates of Return
            ---------------------------------------
Years
              8.00%         10.00%         12.00%
            ---------------------------------------
                          Value at End
---------------------------------------------------
  5        $ 12,672       $ 13,431       $ 14,230
 10        $ 31,291       $ 35,062       $ 39,309
 15        $ 58,649       $ 69,899       $ 83,507
 20        $ 98,846       $126,005       $161,397
 25        $157,909       $216,364       $298,668
 30        $244,692       $361,887       $540,585
---------------------------------------------------
---------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
Comparison of Taxable and Tax-Free Investing -- Periodic Investments
(Assumed Tax Rate : 28%)
-----------------------------------------------------------------------
            Amount of Annual Contribution (Pre-Tax):$2,000
-----------------------------------------------------------------------

            -----------------------------------------------------------
                            Tax Deferred Rates of Return
Years       -----------------------------------------------------------
              8.00%                   10.00%                   12.00%
            -----------------------------------------------------------
                                   Value at end
-----------------------------------------------------------------------
  5        $ 12,672                 $ 13,431                 $ 14,230
 10        $ 31,291                 $ 35,062                 $ 39,309
 15        $ 58,649                 $ 69,899                 $ 83,507
 20        $ 98,846                 $126,005                 $161,397
 25        $157,909                 $216,364                 $298,668
 30        $244,692                 $361,887                 $540,585
-----------------------------------------------------------------------
             Annual Contribution (After Tax): $1,440
            -----------------------------------------------------------
                              Fully Taxed Rates of Return
Years       -----------------------------------------------------------
              5.76%                    7.20%                    8.64%
            -----------------------------------------------------------
                                    Value at End
-----------------------------------------------------------------------
  5        $  8,544                 $  8,913                 $  9,296
 10        $ 19,849                 $ 21,531                 $ 23,364
 15        $ 34,807                 $ 39,394                 $ 44,654
 20        $ 54,598                 $ 64,683                 $ 76,874
 25        $ 80,785                 $100,485                 $125,635
 30        $115,435                 $151,171                 $199,429
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
                        Comparison of Tax Deferred Investing
                              -- Deducting Taxes at End
                            (Assumed Tax Rate at End: 28%)
-----------------------------------------------------------------------
                        Amount of Annual Contribution: $2,000
-----------------------------------------------------------------------
                            Tax Deferred Rates of Return
            -----------------------------------------------------------
              8.00%                   10.00%                   12.00%
Years       -----------------------------------------------------------
                                    Value at End
-----------------------------------------------------------------------
  5        $ 11,924                 $ 12,470                 $ 13,046
 10        $ 28,130                 $ 30,485                 $ 33,903
 15        $ 50,627                 $ 58,728                 $ 68,525
 20        $ 82,369                 $101,924                 $127,406
 25        $127,694                 $169,782                 $229,041
 30        $192,978                 $277,359                 $406,021
-----------------------------------------------------------------------
-----------------------------------------------------------------------

                              FINANCIAL STATEMENTS

The financial statements and independent auditor's report required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the year ended August 31, 1998. The Trust will provide the Annual Report without charge upon request by calling the Trust at 1-800-807-FUND (800-807-3863).

                                APPENDIX A -- RATINGS

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

    Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues.

    Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba. Bonds which are rated Ba are judged to have speculative elements; their future payments cannot be considered as well assured. Often the protection of interest and principal may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Moody's applies the numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.



DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS

    Aaa. Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa. Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the Aaa bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which made the long-term risks appear somewhat larger than in Aaa securities.

    A. Bonds which are rated A are judged to be upper medium grade obligations. Security for principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba. Bonds which are rated Ba are judges to have speculative elements and their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times. Uncertainty of position characterizes bonds in this class.

    B. Bonds which are rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of other terms of the contract over long periods may be small.


    Caa.    Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be elements of danger present with respect to principal or interest.

DESCRIPTION OF S&P CORPORATE BOND RATINGS:

     AAA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB. Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB AND B. Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS

     AAA. Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

     A. Debt rated A is regarded as safe. This rating differs from the two higher ratings because, with respect to general obligation bonds, there is some weakness which, under certain adverse circumstances, might impair the ability of the issuer to meet debt obligations at some future date. With respect to revenue bonds, debt service coverage is good but not exceptional and stability of pledged revenues could show some variations because of increased competition or economic influences in revenues.

    BBB. Bonds rated BBB are regarded as having adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in the A category.

    BB. Debt rated BB has less near-term vulnerability to default than other speculative grade debt, however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.


    B. Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest and principal payments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

    CCC. Debt rated CCC has a current identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.


DESCRIPTION OF FITCH'S MUNICIPAL BOND RATINGS.

    Debt rated "AAA", the highest rating by Fitch, is considered to be of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

    Debt rated "AA" is regarded as very high credit quality. The obligor's ability to pay interest and repay principal is very strong.

    Debt rated "A" is of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt with higher ratings.

    Debt rated "BBB" is of satisfactory credit quality. The obligor's ability to pay interest and repay principal is adequate, however a change in economic conditions may adversely affect timely payment.

    Debt rated "BB" is considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes, however, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

    Debt rated "B" is considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

    Debt rated "CCC" has certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

    Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position within the category.


DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

    Moody's ratings for state and municipal notes and other short-term loans are designated "Moody's Investment Grade" ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. A short-term rating designated VMIG may also be assigned on an issue having a demand feature. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term borrowing. Symbols used will be as follows:

    MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

    MIG-2/VMIG-2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.



DESCRIPTION OF S&P'S RATINGS OF STATE AND MUNICIPAL NOTES AND OTHER SHORT-TERM LOANS

    Standard & Poor's tax exempt note ratings are generally given to such notes that mature in three years or less. The two higher rating categories are as follows:

    SP-1. Very strong or strong capacity to pay principal and interest. These issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2.  Satisfactory capacity to pay principal and interest.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    Commercial paper rated Prime-1 by Moody's are judged by Moody's to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

    Issuers (or related supporting institutions) rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    Commercial paper rated A by S&P have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.
Issuers rated A are further refined by use of numbers 1, 2, and 3 to denote relative strength within this highest classification. Those issuers rated A-1 that are determined by S&P to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

    Fitch's commercial paper ratings represent Fitch's assessment of the issuer's ability to meet its obligations in a timely manner. The assessment places emphasis on the existence of liquidity. Ratings range from F-1+ which represents exceptionally strong credit quality to F-4 which represents weak credit quality.

    Duff & Phelps' short-term ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit and current maturities of long-term debt. Emphasis is placed on liquidity. Ratings range from Duff 1+ for the highest quality to Duff 5 for the lowest, issuers in default. Issues rated Duff 1+ are regarded as having the highest certainty of timely payment. Issues rated Duff 1 are regarded as having very high certainty of timely payment.